UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
11,007		Delphi Automotive plc	$785,019

		TOTAL AUTOMOBILES & COMPONENTS	785,019

CAPITAL GOODS - 4.8%
5,094		Honeywell International, Inc	593,909
6,500		Northrop Grumman Corp	1,390,675
5,662		Parker Hannifin Corp	710,751
7,815		Raytheon Co	1,063,856

		TOTAL CAPITAL GOODS	3,759,191

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
12,443	*	IHS Markit Ltd	467,235
33,983		Nielsen NV	1,820,469

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,287,704

CONSUMER DURABLES & APPAREL - 2.0%
13,844		Mattel, Inc	419,196
18,573		Nike, Inc (Class B)	977,868
4,616		Sony Corp (ADR)	153,298

		TOTAL CONSUMER DURABLES & APPAREL	1,550,362

CONSUMER SERVICES - 4.5%
6,508		ARAMARK Holdings Corp	247,499
1,662	*	Chipotle Mexican Grill, Inc (Class A)	703,857
13,683		Las Vegas Sands Corp	787,320
18,812	*	MGM Resorts International	489,677
23,166		Starbucks Corp	1,254,207

		TOTAL CONSUMER SERVICES	3,482,560

DIVERSIFIED FINANCIALS - 1.0%
6,362		S&P Global, Inc	805,175

		TOTAL DIVERSIFIED FINANCIALS	805,175

ENERGY - 2.4%
5,484	*	Concho Resources, Inc	753,227
9,246		EOG Resources, Inc	894,181
8,536	*	Rice Energy, Inc	222,875

		TOTAL ENERGY	1,870,283

FOOD & STAPLES RETAILING - 0.7%
3,485		Costco Wholesale Corp	531,497

		TOTAL FOOD & STAPLES RETAILING	531,497

FOOD, BEVERAGE & TOBACCO - 2.9%
8,155		Molson Coors Brewing Co (Class B)	895,419
7,061	*	Monster Beverage Corp	1,036,625
6,429		Pinnacle Foods, Inc	322,543

		TOTAL FOOD, BEVERAGE & TOBACCO	2,254,587

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
11,935		Abbott Laboratories	504,731
25,238	*	Cerner Corp	1,558,446
2,220	*	Intuitive Surgical, Inc	1,609,123

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,672,300

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
8,660		Estee Lauder Cos (Class A)	$766,929

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	766,929

MATERIALS - 2.8%
5,869		Ecolab, Inc	714,375
7,448		Monsanto Co	761,186
2,575		Sherwin-Williams Co	712,399

		TOTAL MATERIALS	2,187,960

MEDIA - 2.4%
23,162		Comcast Corp (Class A)	1,536,567
4,059		Time Warner, Inc	323,137

		TOTAL MEDIA	1,859,704

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.2%
6,059	*	Alexion Pharmaceuticals, Inc	742,470
7,196	*	Allergan plc	1,657,311
1,704	*	Biogen Idec, Inc	533,403
1,587	*	BioMarin Pharmaceutical, Inc	146,829
11,185		Bristol-Myers Squibb Co	603,095
12,841	*	Celgene Corp	1,342,270
2,975	*	Illumina, Inc	540,439
6,319		Johnson & Johnson	746,463
3,813		Shire plc (ADR)	739,188
5,687		Thermo Electron Corp	904,574
30,322		Zoetis Inc	1,577,047

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,533,089

RETAILING - 11.0%
4,453	*	Amazon.com, Inc	3,728,541
7,634		Expedia, Inc	891,041
1,733		Foot Locker, Inc	117,359
11,254		Home Depot, Inc	1,448,165
9,434		Industria De Diseno Textil S.A.	349,793
8,069		Macy’s, Inc	298,956
12,431	*	NetFlix, Inc	1,225,075
10,532	e	Nordstrom, Inc	546,400

		TOTAL RETAILING	8,605,330

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
11,626	*	Advanced Micro Devices, Inc	80,336
4,142		Broadcom Ltd	714,578
7,542		Lam Research Corp	714,303
15,401	*	Micron Technology, Inc	273,830
2,997		Nvidia Corp	205,354
2,855	*	NXP Semiconductors NV	291,238
11,734		Xilinx, Inc	637,626

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,917,265

SOFTWARE & SERVICES - 33.2%
21,474		Activision Blizzard, Inc	951,298
25,361	*	Adobe Systems, Inc	2,752,683
2,304	*	Alphabet, Inc (Class A)	1,852,554
3,786	*	Alphabet, Inc (Class C)	2,942,820
2,773	*	Baidu, Inc (ADR)	504,880
23,806	*	Facebook, Inc	3,053,596
6,743		IAC/InterActiveCorp	421,235
22,457		Intuit, Inc	2,470,495
16,378		MasterCard, Inc (Class A)	1,666,789
50,542		Microsoft Corp	2,911,219

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

1,485	*	Nutanix, Inc	$54,945
19,076	*	PayPal Holdings, Inc	781,544
10,091	*	Red Hat, Inc	815,656
13,322	*	salesforce.com, Inc	950,258
3,547	*,g	Scout24 AG.	119,473
1,307	*	ServiceNow, Inc	103,449
9,540		Symantec Corp	239,454
21,300		Tencent Holdings Ltd	592,183
32,669		Visa, Inc (Class A)	2,701,726

		TOTAL SOFTWARE & SERVICES	25,886,257

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
30,997		Apple, Inc	3,504,211
940	*,e	Arista Networks, Inc	79,975
2,299	*	Palo Alto Networks, Inc	366,300

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,950,486

TRANSPORTATION - 1.1%
8,481		Union Pacific Corp	827,153

		TOTAL TRANSPORTATION	827,153

		TOTAL COMMON STOCKS (Cost $57,104,649)	77,532,851

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
630,881	c	State Street Navigator Securities Lending Government Money Market Portfolio	630,881

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	630,881

		TOTAL SHORT-TERM INVESTMENTS (Cost $630,881)	630,881

		TOTAL INVESTMENTS - 100.2% (Cost $57,735,530)	78,163,732
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(187,520)

		NET ASSETS - 100.0%	$77,976,212

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $620,025.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $119,473 or 0.2% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.7%

BANKS - 7.0%
119,089		Bank of America Corp	$1,863,743
14,026		Citigroup, Inc	662,448
21,661		Citizens Financial Group, Inc	535,243
6,702		Comerica, Inc	317,139
43,306		ING Groep NV	534,639
28,401		JPMorgan Chase & Co	1,891,223
5,595		PNC Financial Services Group, Inc	504,054
14,713		SunTrust Banks, Inc	644,429
25,344	n	Wells Fargo & Co	1,122,232
22,012		Zions Bancorporation	682,812

		TOTAL BANKS	8,757,962

CAPITAL GOODS - 6.7%
5,736		3M Co	1,010,855
1,207	n	Acuity Brands, Inc	319,372
2,621		AGCO Corp	129,268
7,963		Caesarstone Sdot-Yam Ltd	300,285
50,043	n	General Electric Co	1,482,274
13,445		Honeywell International, Inc	1,567,553
7,967		Illinois Tool Works, Inc	954,765
4,603		Northrop Grumman Corp	984,812
4,479		Paccar, Inc	263,275
6,453		Raytheon Co	878,447
4,108	*	WABCO Holdings, Inc	466,381

		TOTAL CAPITAL GOODS	8,357,287

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
5,148		Equifax, Inc	692,818
5,377		Waste Management, Inc	342,837

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,035,655

CONSUMER DURABLES & APPAREL - 2.9%
3,467		Hasbro, Inc	275,037
22,899	*	Kate Spade & Co	392,260
18,870		Mattel, Inc	571,384
3,057	*,n	Mohawk Industries, Inc	612,439
14,202		Newell Rubbermaid, Inc	747,877
3,599		Phillips-Van Heusen Corp	397,690
9,550		Sony Corp	316,397
14,534	*,g	Spin Master Corp	346,857

		TOTAL CONSUMER DURABLES & APPAREL	3,659,941

CONSUMER SERVICES - 1.1%
27,261	*	MGM Resorts International	709,604
11,658	*	Norwegian Cruise Line Holdings Ltd	439,506
7,613		Red Rock Resorts, Inc	179,591

		TOTAL CONSUMER SERVICES	1,328,701

DIVERSIFIED FINANCIALS - 1.4%
1,702		CME Group, Inc	177,893
12,003		Lazard Ltd (Class A)	436,429
24,212		Morgan Stanley	776,237
4,472		State Street Corp	311,385

		TOTAL DIVERSIFIED FINANCIALS	1,701,944

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 8.0%
3,814		Anadarko Petroleum Corp	$241,655
6,622		Chevron Corp	681,536
8,536	*	Concho Resources, Inc	1,172,420
23,665	*,e	Continental Resources, Inc	1,229,634
6,091	*	Diamondback Energy, Inc	588,025
15,275		EOG Resources, Inc	1,477,245
15,688	*	Newfield Exploration Co	681,800
15,550		Occidental Petroleum Corp	1,133,906
16,364	*	Parsley Energy, Inc	548,358
13,399		Patterson-UTI Energy, Inc	299,736
18,057	*,n	Rice Energy, Inc	471,468
19,585	*,e,n	RPC, Inc	329,028
10,012	*	RSP Permian, Inc	388,265
7,384		Schlumberger Ltd	580,678
9,349	n	Williams Cos, Inc	287,295

		TOTAL ENERGY	10,111,049

FOOD & STAPLES RETAILING - 0.6%
10,474		Wal-Mart Stores, Inc	755,385

		TOTAL FOOD & STAPLES RETAILING	755,385

FOOD, BEVERAGE & TOBACCO - 7.7%
20,167		Coca-Cola Co	853,467
16,767		ConAgra Foods, Inc	789,893
4,143		Constellation Brands, Inc (Class A)	689,768
24,881		Cott Corp	354,554
3,465		Fresh Del Monte Produce, Inc	207,554
3,955	n	General Mills, Inc	252,645
5,180		Groupe Danone	384,630
4,489	n	Mead Johnson Nutrition Co	354,676
6,759	n	Molson Coors Brewing Co (Class B)	742,138
20,324		Mondelez International, Inc	892,224
5,496	*	Monster Beverage Corp	806,868
13,989	n	PepsiCo, Inc	1,521,583
16,944		Philip Morris International, Inc	1,647,296
5,128		Pinnacle Foods, Inc	257,272

		TOTAL FOOD, BEVERAGE & TOBACCO	9,754,568

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
13,213		Baxter International, Inc	628,939
32,165	*	Boston Scientific Corp	765,527
3,596	*	Centene Corp	240,788
8,036	*,n	Edwards Lifesciences Corp	968,820
6,132		Healthsouth Corp	248,775
913	*	Intuitive Surgical, Inc	661,770
16,729		Medtronic plc	1,445,386
4,497		STERIS plc	328,731
6,149	n	Universal Health Services, Inc (Class B)	757,680
4,488	*	VCA Antech, Inc	314,070
1,747	*	WellCare Health Plans, Inc	204,556

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,565,042

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
5,196	*	Central Garden & Pet Co	135,096
3,936	*	elf Beauty, Inc	110,681
1,636		L’Oreal S.A.	309,219
14,207		Procter & Gamble Co	1,275,078

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,830,074

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.9%
19,735		American International Group, Inc	$1,171,075
5,999	*	Berkshire Hathaway, Inc (Class B)	866,675
10,277		Chubb Ltd	1,291,305
7,284		Principal Financial Group	375,199

		TOTAL INSURANCE	3,704,254

MATERIALS - 3.1%
3,965		Ball Corp	324,932
13,020		Barrick Gold Corp	230,714
22,540	*,e	Cliffs Natural Resources, Inc	131,859
23,837		Dow Chemical Co	1,235,472
3,393	n	Eagle Materials, Inc	262,279
2,056		Ecolab, Inc	250,256
8,009		International Paper Co	384,272
6,525	n	Monsanto Co	666,855
9,098		Olin Corp	186,691
9,685	e,n	United States Steel Corp	182,659

		TOTAL MATERIALS	3,855,989

MEDIA - 3.5%
4,073	*	AMC Networks, Inc	211,226
6,749		CBS Corp (Class B)	369,440
24,638		Comcast Corp (Class A)	1,634,485
10,715	*,n	Imax Corp	310,413
29,574		Sky plc	342,766
8,169		Time Warner, Inc	650,334
9,931		Walt Disney Co	922,193

		TOTAL MEDIA	4,440,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
19,407		AbbVie, Inc	1,224,000
4,762	*	Allergan plc	1,096,736
7,716		Amgen, Inc	1,287,106
12,797	e	AstraZeneca plc (ADR)	420,509
5,249	*	BioMarin Pharmaceutical, Inc	485,637
13,489	n	Bristol-Myers Squibb Co	727,327
15,697		Eli Lilly & Co	1,259,841
17,638	*	H Lundbeck AS	579,289
3,073	*,n	Incyte Corp	289,753
7,996		Ipsen	561,761
3,335	*	Jazz Pharmaceuticals plc	405,136
2,829	*,n	Ligand Pharmaceuticals, Inc (Class B)	288,728
1,825	*	Mallinckrodt plc	127,349
20,027		Merck & Co, Inc	1,249,885
58,257		Pfizer, Inc	1,973,165
5,805		Shire Ltd	375,369

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,351,591

REAL ESTATE - 0.3%
6,155		Communications Sales & Leasing, Inc	193,329
1,763		Crown Castle International Corp	166,092

		TOTAL REAL ESTATE	359,421

RETAILING - 6.3%
3,372	*	Amazon.com, Inc	2,823,410
811	*,n	AutoZone, Inc	623,124
8,085	*,n	Dollar Tree, Inc	638,149
15,599		Home Depot, Inc	2,007,279
9,903		Industria De Diseno Textil S.A.	367,182
50,930	*	JC Penney Co, Inc	469,574
5,005	*,n	NetFlix, Inc	493,243
2,202	*,n	Ulta Salon Cosmetics & Fragrance, Inc	524,032

		TOTAL RETAILING	7,945,993

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
2,820	*,e	Ambarella, Inc	$207,580
27,948		Applied Materials, Inc	842,632
5,785		Broadcom Ltd	998,028
43,643		Intel Corp	1,647,523
8,430		Microchip Technology, Inc	523,840
14,332	*	Microsemi Corp	601,658
9,084		Nvidia Corp	622,436
3,115	*	NXP Semiconductors NV	317,761
11,916		Qualcomm, Inc	816,246

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,577,704

SOFTWARE & SERVICES - 15.2%
7,132	*,n	Adobe Systems, Inc	774,107
1,390	*	Alibaba Group Holding Ltd (ADR)	147,048
4,399	*	Alphabet, Inc (Class C)	3,419,299
1,014	*	Baidu, Inc (ADR)	184,619
7,542	*,n	CyberArk Software Ltd	373,857
8,174	*	Dell Technologies, Inc-VMware Inc	390,717
16,275	*	eBay, Inc	535,448
10,173	*	Electronic Arts, Inc	868,774
19,087	*	Facebook, Inc	2,448,289
5,790		IAC/InterActiveCorp	361,701
4,835	*	Manhattan Associates, Inc	278,593
52,724		Microsoft Corp	3,036,902
1,932	*	MicroStrategy, Inc (Class A)	323,494
27,622		Oracle Corp	1,084,992
10,374	*,e	Pandora Media, Inc	148,660
8,947	*,n	salesforce.com, Inc	638,190
1,958	*	ServiceNow, Inc	154,976
27,473		Symantec Corp	689,572
11,628	*	Take-Two Interactive Software, Inc	524,190
18,111		Tencent Holdings Ltd	503,522
5,568	*	Twitter, Inc	128,342
21,378		Visa, Inc (Class A)	1,767,961
36,732	g	Worldpay Group plc	140,839
5,274	*	Yelp, Inc	219,926

		TOTAL SOFTWARE & SERVICES	19,144,018

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
39,338		Apple, Inc	4,447,161
14,673	*	Ciena Corp	319,871
32,894		Cisco Systems, Inc	1,043,397
14,931	*,n	Cray, Inc	351,476
4,367	*	Electronics for Imaging, Inc	213,634
22,901	*	Flextronics International Ltd	311,912
3,452	*,n	Universal Display Corp	191,620

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,879,071

TELECOMMUNICATION SERVICES - 2.2%
11,498	*	Level 3 Communications, Inc	533,277
13,627	*	T-Mobile US, Inc	636,654
30,216		Verizon Communications, Inc	1,570,627

		TOTAL TELECOMMUNICATION SERVICES	2,740,558

TRANSPORTATION - 1.5%
3,775		DSV AS	188,354
5,714	n	Kansas City Southern Industries, Inc	533,231
11,153		United Parcel Service, Inc (Class B)	1,219,692

		TOTAL TRANSPORTATION	1,941,277

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.2%
7,573	n	American Water Works Co, Inc	$566,763
6,370	*,g	DONG Energy A.S.	264,953
5,591		NextEra Energy Partners LP	156,380
7,527	n	NextEra Energy, Inc	920,703
15,044		NiSource, Inc	362,711
4,942		Sempra Energy	529,733

		TOTAL UTILITIES	2,801,243

		TOTAL COMMON STOCKS (Cost $96,990,633)	126,599,584

PURCHASED OPTIONS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
600		Hershey Co	180

		TOTAL FOOD, BEVERAGE & TOBACCO	180

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,500		Humana, Inc	15,250

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	15,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
3,000		Advanced Micro Devices, Inc	840

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	840

SOFTWARE & SERVICES - 0.0%
1,300		salesforce.com, Inc	494
500		salesforce.com, Inc	750

		TOTAL SOFTWARE & SERVICES	1,244

		TOTAL PURCHASED OPTIONS (Cost $39,315)	17,514

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
2,610,700	c	State Street Navigator Securities Lending Government Money Market Portfolio	2,610,700

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,610,700

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,610,700)	2,610,700

		TOTAL INVESTMENTS - 102.7% (Cost $99,640,648)	129,227,798
		OTHER ASSETS & LIABILITIES, NET - (2.7)%	(3,432,307)

		NET ASSETS - 100.0%	$125,795,491

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,571,664.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $752,649 or 0.6% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUTOMOBILES & COMPONENTS - 0.3%
4,142	*	American Axle & Manufacturing Holdings, Inc	$71,325
12,996		Ford Motor Co	156,862

		TOTAL AUTOMOBILES & COMPONENTS	228,187

BANKS - 10.1%
99,356		Bank of America Corp	1,554,921
20,764		Citigroup, Inc	980,684
7,588		Citizens Financial Group, Inc	187,499
6,231		Comerica, Inc	294,851
7,203	*	Hilltop Holdings, Inc	161,779
4,810		Huntington Bancshares, Inc	47,427
13,864		JPMorgan Chase & Co	923,204
32,985		Regions Financial Corp	325,562
36,482	*	Royal Bank of Scotland Group plc	84,458
12,562		TCF Financial Corp	182,275
40,455		Wells Fargo & Co	1,791,347
14,776		Zions Bancorporation	458,352

		TOTAL BANKS	6,992,359

CAPITAL GOODS - 5.8%
2,434		Caterpillar, Inc	216,066
12,809	*	Colfax Corp	402,587
1,121		General Dynamics Corp	173,934
16,065		General Electric Co	475,845
2,201	*	Herc Holdings, Inc	74,174
4,247		L-3 Communications Holdings, Inc	640,151
6,842		Masco Corp	234,749
1,194		Raytheon Co	162,539
9,424	*	SPX Corp	189,799
8,033	*	SPX FLOW, Inc	248,380
14,545		Terex Corp	369,589
16,592		Triumph Group, Inc	462,585
3,050		United Technologies Corp	309,880
3,742	*	USG Corp	96,731

		TOTAL CAPITAL GOODS	4,057,009

CONSUMER DURABLES & APPAREL - 2.6%
13,118	*	Fossil Group, Inc	364,287
10,579	*	GoPro, Inc	176,457
17,913		Mattel, Inc	542,406
17,746		Pulte Homes, Inc	355,630
3,201		Sony Corp	106,051
7,319		Sony Corp (ADR)	243,064

		TOTAL CONSUMER DURABLES & APPAREL	1,787,895

CONSUMER SERVICES - 2.8%
10,337		ARAMARK Holdings Corp	393,116
6,828		Carnival Corp	333,343
15,270		Extended Stay America, Inc	216,834
12,524	*	MGM Resorts International	326,000
8,970		Red Rock Resorts, Inc	211,602
10,097		Restaurant Brands International, Inc	450,124

		TOTAL CONSUMER SERVICES	1,931,019

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.8%
2,570		American Express Co	$164,583
4,080		Bank of New York Mellon Corp	162,710
1,382		Capital One Financial Corp	99,269
6,852		Goldman Sachs Group, Inc	1,105,022
4,983		Legg Mason, Inc	166,831
12,344		Morgan Stanley	395,749
8,229		State Street Corp	572,985
25,020		Synchrony Financial	700,560

		TOTAL DIVERSIFIED FINANCIALS	3,367,709

ENERGY - 13.6%
2,855		Anadarko Petroleum Corp	180,893
3,821		Apache Corp	244,047
8,269		Baker Hughes, Inc	417,337
36	*,e	California Resources Corp	450
26,747		Cenovus Energy, Inc	384,354
10,772		Chevron Corp	1,108,654
2,815	*,e	Continental Resources, Inc	146,267
2,910	*	Devon Energy Corp	128,360
148	*	Diamondback Energy, Inc	14,288
13,780		EOG Resources, Inc	1,332,664
10,070		Exxon Mobil Corp	878,910
15,358		Kinder Morgan, Inc	355,231
6,017		Marathon Oil Corp	95,129
17,921	*	Matador Resources Co	436,197
30,093		Nabors Industries Ltd	365,931
4,554	*	Newfield Exploration Co	197,917
3,600		Occidental Petroleum Corp	262,512
12,433	*	Parsley Energy, Inc	416,630
6,622		Plains All American Pipeline LP	207,997
17,944		Plains GP Holdings LP	232,195
11,673	*,e	RPC, Inc	196,106
8,304	*	RSP Permian, Inc	322,029
6,271		Schlumberger Ltd	493,151
4,324		Superior Energy Services	77,400
68,036	*	Weatherford International Ltd	382,362
13,343		Williams Cos, Inc	410,030
9,367	*	WPX Energy, Inc	123,551

		TOTAL ENERGY	9,410,592

FOOD & STAPLES RETAILING - 1.1%
6,070	*	US Foods Holding Corp	143,313
1,757		Walgreens Boots Alliance, Inc	141,649
6,631		Wal-Mart Stores, Inc	478,228

		TOTAL FOOD & STAPLES RETAILING	763,190

FOOD, BEVERAGE & TOBACCO - 7.0%
14,966		ConAgra Foods, Inc	705,048
5,235		Kellogg Co	405,556
2,687		Kraft Heinz Co	240,513
770		Molson Coors Brewing Co (Class B)	84,546
25,296		Mondelez International, Inc	1,110,494
14,834		Philip Morris International, Inc	1,442,162
16,795		Pinnacle Foods, Inc	842,605
166		Snyder’s-Lance, Inc	5,574

		TOTAL FOOD, BEVERAGE & TOBACCO	4,836,498

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
24,569		Abbott Laboratories	1,039,023
621		Anthem, Inc	77,818
1,160		Baxter International, Inc	55,216
15,992	*	Boston Scientific Corp	380,610

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,411		Cigna Corp	$444,521
3,630	*	Express Scripts Holding Co	256,024
3,228		Medtronic plc	278,899
6,053	*	WellCare Health Plans, Inc	708,746
3,121		Zimmer Holdings, Inc	405,792

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,646,649

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
12,726		Procter & Gamble Co	1,142,159

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,142,159

INSURANCE - 5.9%
3,804		Allstate Corp	263,161
9,075		American International Group, Inc	538,510
4,192	*	Berkshire Hathaway, Inc (Class B)	605,618
3,789		Chubb Ltd	476,088
6,915		Hartford Financial Services Group, Inc	296,100
10,604		Metlife, Inc	471,136
10,025		Principal Financial Group	516,388
2,296		Travelers Cos, Inc	263,007
2,215		W.R. Berkley Corp	127,938
15,232		XL Group Ltd	512,252

		TOTAL INSURANCE	4,070,198

MATERIALS - 4.3%
410		Acerinox S.A.	5,423
2,202		Albemarle Corp	188,249
28,974		Alcoa, Inc	293,796
2,497	*	Berry Plastics Group, Inc	109,494
4,227		Dow Chemical Co	219,086
4,200		EI du Pont de Nemours & Co	281,274
14,589		Freeport-McMoRan Copper & Gold, Inc (Class B)	158,437
6,434	*	GCP Applied Technologies, Inc	182,211
47,458	*	Louisiana-Pacific Corp	893,634
22,396	*	Multi Packaging Solutions International Ltd	322,726
14,920		Olin Corp	306,158

		TOTAL MATERIALS	2,960,488

MEDIA - 0.7%
836		Naspers Ltd (N Shares)	144,689
1,677		Time Warner, Inc	133,506
3,043		Tribune Co	111,130
2,224		Viacom, Inc (Class B)	84,735

		TOTAL MEDIA	474,060

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
12,594		Agilent Technologies, Inc	593,051
3,409	*	Allergan plc	785,127
6,748	*	Endo International plc	135,972
8,246		Johnson & Johnson	974,100
11,856		Merck & Co, Inc	739,933
30,911		Pfizer, Inc	1,046,956
179		Shire plc (ADR)	34,701

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,309,840

REAL ESTATE - 2.0%
638		AvalonBay Communities, Inc	113,462
4,312		HCP, Inc	163,640
10,402		MGM Growth Properties LLC	271,180
2,136		Mid-America Apartment Communities, Inc	200,763
515		Post Properties, Inc	34,057
46,580		Washington Prime Group, Inc	576,660

		TOTAL REAL ESTATE	1,359,762

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 1.5%
39,938	*	Groupon, Inc	$205,681
200,000		Hengdeli Holdings Ltd	22,296
143,875	*	Intime Retail Group Co Ltd	126,175
35,842	*	JC Penney Co, Inc	330,463
7,114		Macy’s, Inc	263,574
25,527		Office Depot, Inc	91,131

		TOTAL RETAILING	1,039,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
80,334	*	Advanced Micro Devices, Inc	555,108
49,645		Advanced Semiconductor Engineering, Inc (ADR)	293,402
20,981		Intel Corp	792,033
27,761		Marvell Technology Group Ltd	368,388
6,533	*	Mellanox Technologies Ltd	282,552
20,761	*	ON Semiconductor Corp	255,776
3,578		Qualcomm, Inc	245,093
2,198		Xilinx, Inc	119,439

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,911,791

SOFTWARE & SERVICES - 3.9%
3,420	*	Dell Technologies, Inc-VMware Inc	163,476
7,107	*	eBay, Inc	233,820
7,155		IAC/InterActiveCorp	446,973
1,424	*	MicroStrategy, Inc (Class A)	238,435
24,474		Oracle Corp	961,339
18,139		Symantec Corp	455,289
18,719		Xerox Corp	189,623

		TOTAL SOFTWARE & SERVICES	2,688,955

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
12,464	*	Ciena Corp	271,715
29,577		Cisco Systems, Inc	938,182
4,701		Corning, Inc	111,179
17,771		Hewlett Packard Enterprise Co	404,290
3,500		Hitachi High-Technologies Corp	140,109
13,683		HP, Inc	212,497
3,054	*	Lumentum Holdings, Inc	127,566
30,109		Nokia Corp	174,331
4,201		Western Digital Corp	245,632

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,625,501

TELECOMMUNICATION SERVICES - 3.9%
23,284		AT&T, Inc	945,563
9,306	*	Level 3 Communications, Inc	431,612
15,332		Telephone & Data Systems, Inc	416,724
17,563		Verizon Communications, Inc	912,925

		TOTAL TELECOMMUNICATION SERVICES	2,706,824

TRANSPORTATION - 2.6%
6,056		American Airlines Group, Inc	221,710
15,994	*,b,m	AMR Corp (Escrow)	160
6,607	*	Hertz Global Holdings, Inc	265,337
5,721		Kansas City Southern Industries, Inc	533,884
7,752		Union Pacific Corp	756,053

		TOTAL TRANSPORTATION	1,777,144

UTILITIES - 4.1%
3,252		American Electric Power Co, Inc	208,811
3,025		Duke Energy Corp	242,121
27,926	*	Dynegy, Inc	346,003

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,314		Edison International	$167,187
2,773		Exelon Corp	92,313
5,280		FirstEnergy Corp	174,662
6,305		NextEra Energy, Inc	771,228
4,580		PG&E Corp	280,159
1,270		Sempra Energy	136,131
10,466		Xcel Energy, Inc	430,571

		TOTAL UTILITIES	2,849,186

		TOTAL COMMON STOCKS (Cost $56,724,465)	67,936,335

PURCHASED OPTIONS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
7,000		S&P 500 Index	163,800

		TOTAL DIVERSIFIED FINANCIALS	163,800

		TOTAL PURCHASED OPTIONS (Cost $268,240)	163,800

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
349,438	c	State Street Navigator Securities Lending Government Money Market Portfolio	349,438

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	349,438

		TOTAL SHORT-TERM INVESTMENTS (Cost $349,438)	349,438

		TOTAL INVESTMENTS - 98.7% (Cost $57,342,143)	68,449,573
		OTHER ASSETS & LIABILITIES, NET - 1.3%	877,080

		NET ASSETS - 100.0%	$69,326,653

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $346,245.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.5%
55,000		Wharf Holdings Ltd	$403,511

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	403,511

DIVERSIFIED REITS - 5.0%
140,000		Gramercy Property Trust	1,349,600
15,000		iShares Dow Jones US Real Estate Index Fund	1,209,600
100,000		Spirit Realty Capital, Inc	1,333,000

		TOTAL DIVERSIFIED REITS	3,892,200

HOTEL & RESORT REITS - 1.4%
42,000		MGM Growth Properties LLC	1,094,940

		TOTAL HOTEL & RESORT REITS	1,094,940

INDUSTRIAL REITS - 8.8%
46,000		Prologis, Inc	2,462,840
150,000		Rexford Industrial Realty, Inc	3,433,500
35,000		Terreno Realty Corp	962,850

		TOTAL INDUSTRIAL REITS	6,859,190

IT CONSULTING & OTHER SERVICES - 0.8%
18,000	*	InterXion Holding NV	651,960

		TOTAL IT CONSULTING & OTHER SERVICES	651,960

MORTGAGE REITS - 0.4%
5,000		Blackstone Mortgage Trust, Inc	147,250
7,000		Starwood Property Trust, Inc	157,640

		TOTAL MORTGAGE REITS	304,890

OFFICE REITS - 10.3%
6,000		Alexandria Real Estate Equities, Inc	652,620
17,000		Boston Properties, Inc	2,316,930
15,000		Hudson Pacific Properties	493,050
14,000		Kilroy Realty Corp	970,900
21,000		SL Green Realty Corp	2,270,100
13,000		Vornado Realty Trust	1,315,730

		TOTAL OFFICE REITS	8,019,330

REAL ESTATE SERVICES - 1.1%
37,000		Kennedy-Wilson Holdings, Inc	834,350

		TOTAL REAL ESTATE SERVICES	834,350

RESIDENTIAL REITS - 15.3%
23,000		Apartment Investment & Management Co (Class A)	1,055,930
13,000		AvalonBay Communities, Inc	2,311,920
21,500		Equity Lifestyle Properties, Inc	1,659,370
42,000		Equity Residential	2,701,860
7,000		Essex Property Trust, Inc	1,558,900
100,000		Monogram Residential Trust, Inc	1,064,000
20,000		Sun Communities, Inc	1,569,600

		TOTAL RESIDENTIAL REITS	11,921,580

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

RETAIL REITS - 19.8%
65,000	DDR Corp	$1,132,950
30,000	Equity One, Inc	918,300
14,000	Federal Realty Investment Trust	2,155,020
80,000	General Growth Properties, Inc	2,208,000
11,000	National Retail Properties, Inc	559,350
7,500	Regency Centers Corp	581,175
45,000	Retail Opportunities Investment Corp	988,200
3,000	Seritage Growth Properties	152,040
32,500	Simon Property Group, Inc	6,727,825

	TOTAL RETAIL REITS	15,422,860

SPECIALIZED REITS - 33.7%
23,000	American Tower Corp	2,606,590
27,000	Crown Castle International Corp	2,543,670
26,500	CyrusOne, Inc	1,260,605
40,000	DiamondRock Hospitality Co	364,000
5,500	Digital Realty Trust, Inc	534,160
7,000	Equinix, Inc	2,521,750
17,000	Extra Space Storage, Inc	1,349,970
35,000	Four Corners Property Trust, Inc	746,550
45,000	Gaming and Leisure Properties, Inc	1,505,250
60,000	HCP, Inc	2,277,000
10,000	Healthcare Trust of America, Inc	326,200
25,000	Host Marriott Corp	389,250
10,000	Iron Mountain, Inc	375,300
25,000	National Storage Affiliates Trust	523,500
10,000	Pebblebrook Hotel Trust	266,000
11,500	Public Storage, Inc	2,566,110
10,000	QTS Realty Trust, Inc	528,500
65,000	Sunstone Hotel Investors, Inc	831,350
33,000	Ventas, Inc	2,330,790
17,000	Welltower, Inc	1,271,090
40,000	Weyerhaeuser Co	1,277,600

	TOTAL SPECIALIZED REITS	26,395,235

	TOTAL COMMON STOCKS (Cost $54,805,491)	75,800,046

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 2.4%
$ 1,850,000	Federal Home Loan Bank	0.100%	10/03/16	1,850,000

				1,850,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,849,990)			1,850,000

	TOTAL INVESTMENTS - 99.5% (Cost $56,655,481)			77,650,046
	OTHER ASSETS & LIABILITIES, NET - 0.5%			429,240

	NET ASSETS - 100.0%			$78,079,286

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
8,500	*	American Axle & Manufacturing Holdings, Inc	$146,370
533		Cooper Tire & Rubber Co	20,264
3,299	*	Tenneco, Inc	192,233

		TOTAL AUTOMOBILES & COMPONENTS	358,867

BANKS - 11.1%
2,960		Banner Corp	129,470
12,150		Brookline Bancorp, Inc	148,108
8,100		Cathay General Bancorp	249,318
2,990		Columbia Banking System, Inc	97,833
9,500	*	Essent Group Ltd	252,795
16,200		First Commonwealth Financial Corp	163,458
11,085		First Midwest Bancorp, Inc	214,606
18,773		Fulton Financial Corp	272,584
5,680		Great Western Bancorp, Inc	189,258
8,410	*	Hilltop Holdings, Inc	188,889
11,900		Hope Bancorp, Inc	206,703
4,700		IBERIABANK Corp	315,464
20,220		Investors Bancorp, Inc	242,842
7,400	l	LegacyTexas Financial Group, Inc	234,062
27,400	*	MGIC Investment Corp	219,200
7,203		Oritani Financial Corp	113,231
2,984		Pinnacle Financial Partners, Inc	161,375
3,151		Popular, Inc	120,431
5,059		PrivateBancorp, Inc	232,309
11,530		Provident Financial Services, Inc	244,782
23,510		Radian Group, Inc	318,561
12,371		Sterling Bancorp/DE	216,492
9,680		Umpqua Holdings Corp	145,684
9,237		United Community Banks, Inc	194,162
7,470		Washington Federal, Inc	199,300
2,910	*	Western Alliance Bancorp	109,241
4,900		Wintrust Financial Corp	272,293

		TOTAL BANKS	5,452,451

CAPITAL GOODS - 9.6%
2,935	*	American Woodmark Corp	236,473
3,010		Apogee Enterprises, Inc	134,517
5,010		Barnes Group, Inc	203,156
6,370	*	Beacon Roofing Supply, Inc	267,986
3,670	*	Colfax Corp	115,348
4,559		Comfort Systems USA, Inc	133,624
2,800		Crane Co	176,428
2,932		Cubic Corp	137,247
7,200	*	DigitalGlobe, Inc	198,000
6,177		EMCOR Group, Inc	368,272
3,389		Encore Wire Corp	124,614
3,594		EnerSys	248,669
3,100		EnPro Industries, Inc	176,142
3,900	*	Gibraltar Industries, Inc	144,885
5,220		ITT, Inc	187,085
1,667		John Bean Technologies Corp	117,607
5,800	*	Mastec, Inc	172,492
2,210	*	Moog, Inc (Class A)	131,583
13,900	*	MRC Global, Inc	228,377
6,544		Mueller Industries, Inc	212,156

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,600		Oshkosh Truck Corp	$201,600
2,400	*	Patrick Industries, Inc	148,608
4,640	*	SPX FLOW, Inc	143,469
3,380		Toro Co	158,319
2,086		Universal Forest Products, Inc	205,450
10,200	*	Wabash National Corp	145,248

		TOTAL CAPITAL GOODS	4,717,355

COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
3,779		Herman Miller, Inc	108,079
4,230		Kforce, Inc	86,673
9,460	*	Navigant Consulting, Inc	191,281
3,610	*	On Assignment, Inc	131,007
5,831		Rollins, Inc	170,732
4,531		Viad Corp	167,058
3,212	*	WageWorks, Inc	195,643

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,050,473

CONSUMER DURABLES & APPAREL - 3.1%
9,700		Callaway Golf Co	112,617
2,860		Columbia Sportswear Co	162,277
1,990	*	Helen of Troy Ltd	171,478
6,980	*	Kate Spade & Co	119,568
5,223		La-Z-Boy, Inc	128,277
6,590	*	Nautilus, Inc	149,725
2,286		Oxford Industries, Inc	154,762
1,920		Pool Corp	181,478
20,140	*	TRI Pointe Homes, Inc	265,445
3,050	*	Vista Outdoor, Inc	121,573

		TOTAL CONSUMER DURABLES & APPAREL	1,567,200

CONSUMER SERVICES - 4.1%
6,090	*	Apollo Group, Inc (Class A)	48,415
15,817	*	Belmond Ltd.	201,034
3,920		Cheesecake Factory	196,235
1,350		Churchill Downs, Inc	197,573
3,340	*	Dave & Buster’s Entertainment, Inc	130,861
8,750	*	Denny’s Corp	93,538
5,255	*	Grand Canyon Education, Inc	212,249
8,200		International Game Technology plc	199,916
9,300		Interval Leisure Group, Inc	159,681
1,980		Marriott Vacations Worldwide Corp	145,174
15,142		Summit Hotel Properties, Inc	199,269
1,430		Vail Resorts, Inc	224,338

		TOTAL CONSUMER SERVICES	2,008,283

DIVERSIFIED FINANCIALS - 1.6%
4,365		Evercore Partners, Inc (Class A)	224,841
10,500		NorthStar Asset Management Group, Inc	135,765
24,900	*	SLM Corp	186,003
6,274	*	Stifel Financial Corp	241,235

		TOTAL DIVERSIFIED FINANCIALS	787,844

ENERGY - 4.2%
18,218	*	Callon Petroleum Co	286,023
3,750	*	Carrizo Oil & Gas, Inc	152,325
5,847		Delek US Holdings, Inc	101,095
5,809	*	Exterran Corp	91,085
8,960		Green Plains Renewable Energy, Inc	234,752
5,808	*	Matrix Service Co	108,958
54,940	*	McDermott International, Inc	275,249
12,700	*	Newpark Resources, Inc	93,472

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,950	*	Oasis Petroleum, Inc	$205,886
8,630		Questar Market Resources, Inc	168,544
12,795	*,e	Renewable Energy Group, Inc	108,374
4,980	*	Rice Energy, Inc	130,028
5,900	*	Unit Corp	109,740

		TOTAL ENERGY	2,065,531

FOOD & STAPLES RETAILING - 0.3%
4,090	*	United Natural Foods, Inc	163,764

		TOTAL FOOD & STAPLES RETAILING	163,764

FOOD, BEVERAGE & TOBACCO – 2.0%
14,450	*	Darling International, Inc	195,220
11,950		Dean Foods Co	195,980
2,470		Fresh Del Monte Produce, Inc	147,953
1,754		Lancaster Colony Corp	231,686
8,698	e	Vector Group Ltd	187,272

		TOTAL FOOD, BEVERAGE & TOBACCO	958,111

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
2,268	*	Anika Therapeutics, Inc	108,524
2,900	*	Cotiviti Holdings, Inc	97,237
5,422	*	HealthStream, Inc	149,647
4,520		Hill-Rom Holdings, Inc	280,149
8,300	*	HMS Holdings Corp	184,011
2,245	*	ICU Medical, Inc	283,723
14,640		Kindred Healthcare, Inc	149,621
7,211	*	Merit Medical Systems, Inc	175,155
3,821	*	Natus Medical, Inc	150,127
4,550	*	NuVasive, Inc	303,303
4,706	*	Omnicell, Inc	180,240
9,132	*	OraSure Technologies, Inc	72,782
3,811	*	PharMerica Corp	106,975
6,373	*	Premier, Inc	206,103
1,930	*	Team Health Holdings, Inc	62,841
2,743	*	Vascular Solutions, Inc	132,295
1,639	*	WellCare Health Plans, Inc	191,910
7,500	*	Wright Medical Group NV	183,975

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,018,618

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,190	*	USANA Health Sciences, Inc	164,637

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	164,637

INSURANCE - 2.3%
14,606		American Equity Investment Life Holding Co	258,964
3,563		Aspen Insurance Holdings Ltd	166,000
1,006		Employers Holdings, Inc	30,009
40,200	*	Genworth Financial, Inc (Class A)	199,392
4,664		HCI Group, Inc	141,599
4,533		Selective Insurance Group, Inc	180,686
6,600	e	Universal Insurance Holdings, Inc	166,320

		TOTAL INSURANCE	1,142,970

MATERIALS - 5.0%
5,690	*	Boise Cascade Co	144,526
18,550	*	Century Aluminum Co	128,922
7,760	*	Chemtura	254,606
16,230	*	Coeur Mining, Inc	192,001
3,072	*	Ferro Corp	42,424
10,700		Ferroglobe plc	96,621
4,900		Greif, Inc (Class A)	242,991

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,390	*	Headwaters, Inc	$158,879
2,647	*	Kraton Polymers LLC	92,751
12,090	*	Louisiana-Pacific Corp	227,655
3,738		Minerals Technologies, Inc	264,239
6,700		PolyOne Corp	226,527
5,619		Schnitzer Steel Industries, Inc (Class A)	117,437
3,370		Trinseo S.A.	190,607
5,400	e	United States Steel Corp	101,844

		TOTAL MATERIALS	2,482,030

MEDIA - 0.8%
2,679	*	Gray Television, Inc	27,754
9,830	*	Live Nation, Inc	270,128
6,320		Time, Inc	91,514

		TOTAL MEDIA	389,396

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
8,900	*	Achillion Pharmaceuticals, Inc	72,090
2,830	*	Acorda Therapeutics, Inc	59,090
7,460	*	Amphastar Pharmaceuticals, Inc	141,516
25,212	*,e	Array Biopharma, Inc	170,181
1,500	*	Atara Biotherapeutics, Inc	32,085
1,100	*	Bluebird Bio, Inc	74,558
4,023	*	Cambrex Corp	178,863
2,800	*	Cepheid, Inc	147,532
1,800	*,e	Clovis Oncology, Inc	64,890
3,569	*	Dermira, Inc	120,704
3,688	*	Emergent Biosolutions, Inc	116,283
16,100	*	Exelixis, Inc	205,919
5,146	*	FibroGen, Inc	106,522
3,100	*	Five Prime Therapeutics, Inc	162,719
8,310	*,e	Halozyme Therapeutics, Inc	100,385
9,500	*	Horizon Pharma plc	172,235
6,852	*	Impax Laboratories, Inc	162,392
3,894	*	INC Research Holdings, Inc	173,594
4,590	*	Insmed, Inc	66,647
680	*,e	Kite Pharma, Inc	37,985
3,010	*	MacroGenics, Inc	90,029
4,249	*	Medicines Co	160,357
10,342	*,e	Merrimack Pharmaceuticals, Inc	65,672
4,546	*	Momenta Pharmaceuticals, Inc	53,143
2,600	*	NewLink Genetics Corp	39,052
11,200	*,e	Pacific Biosciences of California, Inc	100,352
4,160	*	Parexel International Corp	288,912
4,000		Phibro Animal Health Corp	108,720
3,219	*	PRA Health Sciences, Inc	181,906
3,620	*	Prestige Brands Holdings, Inc	174,737
1,500	*	Puma Biotechnology, Inc	100,575
3,200	*,e	Retrophin, Inc	71,616
14,420	*	Spectrum Pharmaceuticals, Inc	67,341
6,310	*	Sucampo Pharmaceuticals, Inc (Class A)	77,676
8,167	*	Supernus Pharmaceuticals, Inc	201,970
1,638	*	Ultragenyx Pharmaceutical, Inc	116,200
6,300	*	Vanda Pharmaceuticals, Inc	104,832
4,000	*	Xencor Inc	97,960

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,467,240

REAL ESTATE - 7.6%
3,300	*,e	Altisource Portfolio Solutions S.A.	106,920
4,040		American Assets Trust,Inc	175,255
16,742		CBL & Associates Properties, Inc	203,248
2,500		Coresite Realty	185,100
6,617		CubeSmart	180,380
4,360	l	DuPont Fabros Technology, Inc	179,850

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,700		Entertainment Properties Trust	$212,598
9,590		First Industrial Realty Trust, Inc	270,630
8,300		Hersha Hospitality Trust	149,566
9,100		Hudson Pacific Properties	299,117
18,620		Medical Properties Trust, Inc	275,017
2,249		PS Business Parks, Inc	255,419
2,600		Ramco-Gershenson Properties	48,724
8,983		Retail Opportunities Investment Corp	197,267
6,306		RLJ Lodging Trust	132,615
9,271		Sabra Healthcare REIT, Inc	233,444
2,015		Saul Centers, Inc	134,199
4,870		STORE Capital Corp	143,519
8,007		Urban Edge Properties	225,317
9,480		Xenia Hotels & Resorts, Inc	143,906

		TOTAL REAL ESTATE	3,752,091

RETAILING - 4.1%
4,500		Aaron’s, Inc	114,390
2,000	e	American Eagle Outfitters, Inc	35,720
4,720		Caleres, Inc	119,369
2,200		Cato Corp (Class A)	72,358
10,450		Chico’s FAS, Inc	124,355
2,380		Children’s Place Retail Stores, Inc	190,091
10,600	*	Etsy, Inc	151,368
7,600		Finish Line, Inc (Class A)	175,408
6,970	*	Francesca’s Holdings Corp	107,547
5,900		GNC Holdings, Inc	120,478
2,850		Group 1 Automotive, Inc	182,058
6,840	*	Liberty TripAdvisor Holdings, Inc	149,454
4,400		Nutri/System, Inc	130,636
3,100	*	Shutterfly, Inc	138,384
11,400		Staples, Inc	97,470
6,110		Tailored Brands, Inc	95,927

		TOTAL RETAILING	2,005,013

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
3,342	*	Advanced Energy Industries, Inc	158,143
33,090	*	Advanced Micro Devices, Inc	228,652
2,375		Cabot Microelectronics Corp	125,661
3,290	*	Cavium, Inc	191,478
7,362	*	Entegris, Inc	128,246
2,800	*	Inphi Corp	121,828
7,088	*	Integrated Device Technology, Inc	163,733
7,925		Intersil Corp (Class A)	173,795
7,500	*	MaxLinear, Inc	152,025
2,185		Power Integrations, Inc	137,721
7,377	*	Rudolph Technologies, Inc	130,868
5,700	*	Semtech Corp	158,061
3,512	*	Silicon Laboratories, Inc	206,506
5,060		Tessera Technologies, Inc	194,506

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,271,223

SOFTWARE & SERVICES - 8.5%
2,860	*	BroadSoft, Inc	133,133
2,250	*	CACI International, Inc (Class A)	227,025
4,300	*	Commvault Systems, Inc	228,459
3,146	*	EPAM Systems, Inc	218,049
1,720	*	Euronet Worldwide, Inc	140,748
11,636	*	Everyday Health, Inc	89,481
3,390	*	ExlService Holdings, Inc	168,958
4,340	*	Gigamon, Inc	237,832
6,827	*	Infoblox, Inc	180,028
12,474	*	Intralinks Holdings, Inc	125,488

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,500		LogMeIn, Inc	$225,975
499		MAXIMUS, Inc	28,223
1,000	*	MicroStrategy, Inc (Class A)	167,440
11,210	*	Nuance Communications, Inc	162,545
8,491	*	Progress Software Corp	230,955
2,050	*,e	Proofpoint, Inc	153,442
5,198	*	RealPage, Inc	133,589
8,014	*	Rubicon Project, Inc	66,356
4,160		Science Applications International Corp	288,579
2,605	*	SPS Commerce, Inc	191,233
1,810	*	Stamps.com, Inc	171,063
4,470	*	Synchronoss Technologies, Inc	184,075
12,270		Travelport Worldwide Ltd	184,418
5,660	*	Verint Systems, Inc	212,986
5,410	*	Xactly Corp	79,635

		TOTAL SOFTWARE & SERVICES	4,229,715

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
2,660	*	Anixter International, Inc	171,570
7,600	*	ARRIS International plc	215,308
3,540		Belden CDT, Inc	244,225
3,740	*	Cray, Inc	88,040
9,450	*	Finisar Corp	281,610
8,427	*	II-VI, Inc	205,029
7,307	*,e	Immersion Corp	59,625
11,532	*	Ixia	144,150
6,100	*	Lumentum Holdings, Inc	254,797
5,490	*	NCR Corp	176,723
3,650	*	Netgear, Inc	220,788
6,300	*	Netscout Systems, Inc	184,275
3,400		Plantronics, Inc	176,664
10,917	*	Sanmina Corp	310,807
1,110	*	Synaptics, Inc	65,024
17,787	*	TTM Technologies, Inc	203,661
561	*,e	Ubiquiti Networks, Inc	30,013
5,570	*	VeriFone Systems, Inc	87,672

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,119,981

TELECOMMUNICATION SERVICES - 1.4%
15,908	*	8x8, Inc	245,461
3,985		Inteliquent, Inc	64,318
4,530		Telephone & Data Systems, Inc	123,125
37,702	*	Vonage Holdings Corp	249,210

		TOTAL TELECOMMUNICATION SERVICES	682,114

TRANSPORTATION - 1.9%
14,025	*	Air Transport Services Group, Inc	201,259
4,139	*	Atlas Air Worldwide Holdings, Inc	177,232
4,500	*	Hawaiian Holdings, Inc	218,700
5,250	*	Hub Group, Inc (Class A)	213,990
9,961	*	YRC Worldwide, Inc	122,719

		TOTAL TRANSPORTATION	933,900

UTILITIES - 2.8%
4,020		Allete, Inc	239,672
7,533		Avista Corp	314,804
2,544		Chesapeake Utilities Corp	155,337
9,700	*	Dynegy, Inc	120,183
7,897		NRG Yield, Inc (Class A)	128,879
4,000		Otter Tail Corp	138,360
3,863		Southwest Gas Corp	269,869

		TOTAL UTILITIES	1,367,104

		TOTAL COMMON STOCKS (Cost $42,219,289)	49,155,911

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
1,463,629	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,463,629

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,463,629

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,463,629)	1,463,629

		TOTAL INVESTMENTS - 102.5% (Cost $43,682,918)	50,619,540
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(1,255,002)

		NET ASSETS - 100.0%	$49,364,538

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,456,624.

l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.5%
229		BorgWarner, Inc	$8,056
22,548		Ford Motor Co	272,154
1,838		Harley-Davidson, Inc	96,661
4,840		Johnson Controls International plc	225,205
292	*	Modine Manufacturing Co	3,463
117	*	Tenneco, Inc	6,818
779	*	Tesla Motors, Inc	158,939

		TOTAL AUTOMOBILES & COMPONENTS	771,296

BANKS - 4.0%
312		Ameris Bancorp	10,904
470		Associated Banc-Corp	9,207
984		Bank Mutual Corp	7,557
196		Bank of Hawaii Corp	14,234
131		Bank of the Ozarks, Inc	5,030
8,019		BB&T Corp	302,477
200		Boston Private Financial Holdings, Inc	2,566
207		Camden National Corp	9,882
38		Capitol Federal Financial	535
545		Centerstate Banks of Florida, Inc	9,663
1,091		CIT Group, Inc	39,603
1,597		Comerica, Inc	75,570
117		Commerce Bancshares, Inc	5,763
22		Community Bank System, Inc	1,058
69		Cullen/Frost Bankers, Inc	4,964
217	*	Customers Bancorp, Inc	5,460
486	*	FCB Financial Holdings, Inc	18,677
930		Federal Agricultural Mortgage Corp (Class C)	36,735
474		First Bancorp (NC)	9,380
717		First Community Bancshares, Inc	17,782
201		First Interstate Bancsystem, Inc	6,334
182		First Merchants Corp	4,868
244		Heritage Financial Corp	4,380
414	*	HomeStreet, Inc	10,375
1,569	*	HomeTrust Bancshares, Inc	29,026
118		Hope Bancorp, Inc	2,050
88		IBERIABANK Corp	5,907
12,026		Keycorp	146,356
253		Lakeland Financial Corp	8,961
472		Live Oak Bancshares, Inc	6,806
1,942		M&T Bank Corp	225,466
528	*	MGIC Investment Corp	4,224
1,477		New York Community Bancorp, Inc	21,018
333		OFG Bancorp	3,367
145		Old National Bancorp	2,039
199		PacWest Bancorp	8,539
18		Peoples Bancorp, Inc	443
189		People’s United Financial, Inc	2,990
176	*	PHH Corp	2,543
3,688		PNC Financial Services Group, Inc	332,252
1,276		Popular, Inc	48,769
188		PrivateBancorp, Inc	8,633
355		Provident Financial Services, Inc	7,537
3,063		Radian Group, Inc	41,504
130		Stock Yards Bancorp, Inc	4,285
269	*	SVB Financial Group	29,735

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

31		TCF Financial Corp	$450
50		UMB Financial Corp	2,972
102		United Bankshares, Inc	3,842
3,694		United Financial Bancorp, Inc (New)	51,125
9,042		US Bancorp	387,811
157	*	Walker & Dunlop, Inc	3,966
107		Webster Financial Corp	4,067
49		Westamerica Bancorporation	2,493
110	*	Western Alliance Bancorp	4,129
290		Zions Bancorporation	8,996

		TOTAL BANKS	2,025,305

CAPITAL GOODS - 6.3%
2,654		3M Co	467,715
178		A.O. Smith Corp	17,585
3,048		Ametek, Inc	145,633
17		Applied Industrial Technologies, Inc	795
1,093		Barnes Group, Inc	44,321
200		Briggs & Stratton Corp	3,730
1,027	*	Builders FirstSource, Inc	11,821
1,943		Caterpillar, Inc	172,480
33	*	Chart Industries, Inc	1,083
1,563		Cummins, Inc	200,298
3,661		Danaher Corp	286,986
1,749		Deere & Co	149,277
377		Dover Corp	27,762
2,685		Eaton Corp	176,431
72		EnerSys	4,982
139	*	Esterline Technologies Corp	10,569
1,324		Fastenal Co	55,317
164		Graco, Inc	12,136
117		Hexcel Corp	5,183
2,754		Illinois Tool Works, Inc	330,039
1,107		Ingersoll-Rand plc	75,210
166		Lincoln Electric Holdings, Inc	10,395
3,766		Masco Corp	129,211
400	*	Meritor, Inc	4,452
1,418		Owens Corning, Inc	75,707
2,211		Paccar, Inc	129,963
294		Parker Hannifin Corp	36,906
882		Pentair plc	56,660
934	*	Quanta Services, Inc	26,143
519		Rockwell Automation, Inc	63,494
606		Rockwell Collins, Inc	51,110
340		Roper Industries, Inc	62,040
131		Tennant Co	8,489
143		Timken Co	5,025
845	*	TransDigm Group, Inc	244,306
55		Triton International Ltd	725
259	*	United Rentals, Inc	20,329
26		W.W. Grainger, Inc	5,846
179		Woodward Governor Co	11,184
86		Xylem, Inc	4,511

		TOTAL CAPITAL GOODS	3,145,849

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,963	*	ACCO Brands Corp	28,563
93		CEB, Inc	5,066
1,382	*	Copart, Inc	74,020
245		Deluxe Corp	16,371
669		Dun & Bradstreet Corp	91,399
726		Equifax, Inc	97,705
118		Exponent, Inc	6,025
366		Heidrick & Struggles International, Inc	6,789

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

168		HNI Corp	$6,686
74		Insperity, Inc	5,375
190		Interface, Inc	3,171
291		Manpower, Inc	21,028
1,111		R.R. Donnelley & Sons Co	17,465
1,175		Robert Half International, Inc	44,486
160	*	RPX Corp	1,710
282		Tetra Tech, Inc	10,003
907		Waste Management, Inc	57,830

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	493,692

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	2,322
10		Columbia Sportswear Co	568
14	*	Deckers Outdoor Corp	834
616		Hanesbrands, Inc	15,554
13		Hasbro, Inc	1,031
355	*	Kate Spade & Co	6,081
3,914		Mattel, Inc	118,516
72	*	Meritage Homes Corp	2,498
95	*	Mohawk Industries, Inc	19,032
200		Movado Group, Inc	4,296
6,548		Nike, Inc (Class B)	344,752
71	*	Tempur-Pedic International, Inc	4,029
2		Tupperware Corp	131
681	*	Under Armour, Inc (Class A)	26,341
965		VF Corp	54,088
126		Weyco Group, Inc	3,386
58		Whirlpool Corp	9,405

		TOTAL CONSUMER DURABLES & APPAREL	612,864

CONSUMER SERVICES - 2.4%
55		Bob Evans Farms, Inc	2,107
200		Brinker International, Inc	10,086
666		Choice Hotels International, Inc	30,023
800		Darden Restaurants, Inc	49,056
13		DineEquity, Inc	1,030
60		Dunkin Brands Group, Inc	3,125
394		Interval Leisure Group, Inc	6,765
3,362		Marriott International, Inc (Class A)	226,363
3,722		McDonald’s Corp	429,370
247	*	Popeyes Louisiana Kitchen, Inc	13,126
333		Royal Caribbean Cruises Ltd	24,958
410	*	ServiceMaster Global Holdings, Inc	13,809
177		Sonic Corp	4,634
7,281		Starbucks Corp	394,193
6		Vail Resorts, Inc	941

		TOTAL CONSUMER SERVICES	1,209,586

DIVERSIFIED FINANCIALS - 6.2%
445		Ally Financial, Inc	8,664
4,713		American Express Co	301,821
10,301		Annaly Capital Management, Inc	108,161
8,230		Bank of New York Mellon Corp	328,212
923		BlackRock, Inc	334,551
9,468		Charles Schwab Corp	298,905
2,462		CME Group, Inc	257,328
86	*	Credit Acceptance Corp	17,292
4,703		Discover Financial Services	265,955
49		Factset Research Systems, Inc	7,943
3,369		Franklin Resources, Inc	119,835
221	*	Green Dot Corp	5,096
1,022		IntercontinentalExchange Group, Inc	275,286
3,135		Invesco Ltd	98,031

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

466		Janus Capital Group, Inc	$6,529
566		Legg Mason, Inc	18,950
785		NASDAQ OMX Group, Inc	53,019
3,656		Northern Trust Corp	248,571
190		S&P Global, Inc	24,046
3,559		State Street Corp	247,813
1,363		T Rowe Price Group, Inc	90,640
131		Voya Financial, Inc	3,775
531		WisdomTree Investments, Inc	5,464

		TOTAL DIVERSIFIED FINANCIALS	3,125,887

ENERGY - 7.2%
2,322		Apache Corp	148,306
49		Archrock, Inc	641
1,867		Baker Hughes, Inc	94,227
1,540	*	Callon Petroleum Co	24,178
56		CARBO Ceramics, Inc	613
1,640	*	Cheniere Energy, Inc	71,504
667		Cimarex Energy Co	89,625
2,376	*	Clean Energy Fuels Corp	10,621
299	*	Concho Resources, Inc	41,068
2,944		ConocoPhillips	127,976
2,050	*	Continental Resources, Inc	106,518
2,704	*	Devon Energy Corp	119,273
3,732		EOG Resources, Inc	360,922
571		EQT Corp	41,466
25	*	FMC Technologies, Inc	742
2,676		Hess Corp	143,487
5,353		Kinder Morgan, Inc	123,815
3,719		Marathon Oil Corp	58,797
3,838		Marathon Petroleum Corp	155,784
22	*	Matrix Service Co	413
3,642		National Oilwell Varco, Inc	133,807
347	*	Natural Gas Services Group, Inc	8,533
2,245		Noble Energy, Inc	80,236
3,963		Occidental Petroleum Corp	288,982
4		Oceaneering International, Inc	110
2	*	Oil States International, Inc	63
904		Oneok, Inc	46,457
193	*	PDC Energy, Inc	12,943
3,400		Phillips 66	273,870
1,135		Pioneer Natural Resources Co	210,713
12		Range Resources Corp	465
503		Rowan Cos plc	7,625
3,369		Schlumberger Ltd	264,938
5	*	SEACOR Holdings, Inc	297
271		SM Energy Co	10,455
398	*	Southwestern Energy Co	5,508
6,683		Spectra Energy Corp	285,698
893		Superior Energy Services	15,985
174		Tesoro Corp	13,843
133	*	Unit Corp	2,474
1,574		Valero Energy Corp	83,422
5,451	*	Weatherford International Ltd	30,635
1,069		Western Refining, Inc	28,286
3,436		Williams Cos, Inc	105,588

		TOTAL ENERGY	3,630,909

FOOD & STAPLES RETAILING - 0.5%
944		Casey’s General Stores, Inc	113,422
467	*	Chefs’ Warehouse Holdings, Inc	5,202
219	*	Natural Grocers by Vitamin C	2,444
50		Pricesmart, Inc	4,188
128		Spartan Stores, Inc	3,702
3,393	*	Sprouts Farmers Market, Inc	70,065
2,799		Whole Foods Market, Inc	79,352

		TOTAL FOOD & STAPLES RETAILING	278,375

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.2%
286		Bunge Ltd	$16,940
1,966		Campbell Soup Co	107,540
9,844		Coca-Cola Co	416,598
151	*	Darling International, Inc	2,040
1,117		Dr Pepper Snapple Group, Inc	101,993
127		Flowers Foods, Inc	1,920
4,638		General Mills, Inc	296,276
1,613		Hormel Foods Corp	61,181
3,206		Kellogg Co	248,369
3,914		Kraft Heinz Co	350,342
97	*	Landec Corp	1,301
585		Mead Johnson Nutrition Co	46,221
8,511		Mondelez International, Inc	373,633
5,342		PepsiCo, Inc	581,049
158	*	Seneca Foods Corp	4,462

		TOTAL FOOD, BEVERAGE & TOBACCO	2,609,865

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
440	*	Acadia Healthcare Co, Inc	21,802
537	*	Alere, Inc	23,220
79	*	Align Technology, Inc	7,406
844	*	Amedisys, Inc	40,039
1,730		AmerisourceBergen Corp	139,749
389	*	AMN Healthcare Services, Inc	12,397
55	*	Amsurg Corp	3,688
1,596		Anthem, Inc	199,995
784	*	athenahealth, Inc	98,878
702	*	AtriCure, Inc	11,106
1,865		Becton Dickinson & Co	335,197
386	*	Brookdale Senior Living, Inc	6,736
650	*	Capital Senior Living Corp	10,920
2,751		Cardinal Health, Inc	213,753
963	*	Centene Corp	64,482
2,506	*	Cerus Corp	15,562
41		Chemed Corp	5,784
1,939		Cigna Corp	252,690
270		Computer Programs & Systems, Inc	7,036
118		DENTSPLY SIRONA, Inc	7,013
1,175	*	Edwards Lifesciences Corp	141,658
1,269	*	GenMark Diagnostics, Inc	14,974
875	*	Healthways, Inc	23,152
147	*	Henry Schein, Inc	23,958
84	*	HMS Holdings Corp	1,862
501	*	Hologic, Inc	19,454
1,038		Humana, Inc	183,612
85	*	Integer Holding Corp	1,844
133	*	Laboratory Corp of America Holdings	18,285
389	*	LHC Group, Inc	14,346
548	*	LifePoint Hospitals, Inc	32,458
436	*	Molina Healthcare, Inc	25,428
645	*	Omnicell, Inc	24,703
1,080	*	OraSure Technologies, Inc	8,608
61		Owens & Minor, Inc	2,119
634		Patterson Cos, Inc	29,126
580	*	PharMerica Corp	16,281
324	*	Premier, Inc	10,478
321	*	Providence Service Corp	15,610
180		Resmed, Inc	11,662
238	*	Surgical Care Affiliates, Inc	11,605
111	*	Triple-S Management Corp (Class B)	2,434
1,177		Universal American Corp	9,004
340		US Physical Therapy, Inc	21,318
516	*	Vascular Solutions, Inc	24,887
775	*	Vocera Communications, Inc	13,098

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,179,417

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
5		Clorox Co	$626
4,937		Colgate-Palmolive Co	366,029
712		Estee Lauder Cos (Class A)	63,055
950		Kimberly-Clark Corp	119,833
350		Medifast, Inc	13,226
330		Natural Health Trends Corp	9,326
8,592		Procter & Gamble Co	771,132

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,343,227

INSURANCE - 3.7%
4,175		Aflac, Inc	300,057
105		Arthur J. Gallagher & Co	5,341
959		Aspen Insurance Holdings Ltd	44,680
312		Axis Capital Holdings Ltd	16,951
2,835		Chubb Ltd	356,218
2,226		Hartford Financial Services Group, Inc	95,317
2,675		Marsh & McLennan Cos, Inc	179,894
2,170		Principal Financial Group	111,777
14		ProAssurance Corp	735
4,725		Progressive Corp	148,837
3,438		Prudential Financial, Inc	280,713
233		RenaissanceRe Holdings Ltd	27,997
124		Stewart Information Services Corp	5,512
2,581		Travelers Cos, Inc	295,653

		TOTAL INSURANCE	1,869,682

MATERIALS - 4.0%
1,998		Air Products & Chemicals, Inc	300,379
59		Albemarle Corp	5,044
47		Aptargroup, Inc	3,638
1,283		Avery Dennison Corp	99,805
549		Ball Corp	44,991
6		Bemis Co, Inc	306
64		Carpenter Technology Corp	2,641
456		Celanese Corp (Series A)	30,351
699	*	Century Aluminum Co	4,858
18	*	Clearwater Paper Corp	1,164
1,284		Commercial Metals Co	20,788
110		Compass Minerals International, Inc	8,107
344		Eastman Chemical Co	23,282
2,527		Ecolab, Inc	307,586
265	*	Flotek Industries, Inc	3,853
695		H.B. Fuller Co	32,297
182		Innophos Holdings, Inc	7,103
72		International Flavors & Fragrances, Inc	10,294
1,738		International Paper Co	83,389
1,436	*	Louisiana-Pacific Corp	27,040
2,755		LyondellBasell Industries AF S.C.A	222,218
394		Minerals Technologies, Inc	27,852
752		Mosaic Co	18,394
3,778		Nucor Corp	186,822
121		PolyOne Corp	4,091
2,291		Praxair, Inc	276,821
102		Reliance Steel & Aluminum Co	7,347
727		Royal Gold, Inc	56,292
157		Sealed Air Corp	7,194
318		Sherwin-Williams Co	87,978
586	*	Stillwater Mining Co	7,829
69		Trinseo S.A.	3,903
1,333		WestRock Co	64,624
876	*	Worthington Industries, Inc	42,074

		TOTAL MATERIALS	2,030,355

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.1%
1,367	*	Charter Communications, Inc	$369,049
156		Cinemark Holdings, Inc	5,972
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	6,786
2,316	*	Discovery Communications, Inc (Class A)	62,347
3,954	*	Discovery Communications, Inc (Class C)	104,030
1,519		Entravision Communications Corp (Class A)	11,590
83		John Wiley & Sons, Inc (Class A)	4,283
2,180		New York Times Co (Class A)	26,051
149		Scripps Networks Interactive (Class A)	9,460
610		Sinclair Broadcast Group, Inc (Class A)	17,617
4,680		Time Warner, Inc	372,575
5,906		Walt Disney Co	548,431

		TOTAL MEDIA	1,538,191

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
575	*	Acadia Pharmaceuticals, Inc	18,291
3,090		Agilent Technologies, Inc	145,508
1,264	*	Akorn, Inc	34,457
1,080	*	Alexion Pharmaceuticals, Inc	132,343
3,028		Amgen, Inc	505,101
521	*	Ariad Pharmaceuticals, Inc	7,133
963	*	Biogen Idec, Inc	301,448
589	*	BioMarin Pharmaceutical, Inc	54,494
24		Bio-Techne Corp	2,628
346	*	Bluebird Bio, Inc	23,452
6,864		Bristol-Myers Squibb Co	370,107
502	*	Cambrex Corp	22,319
3,289	*	Celgene Corp	343,799
629	*	Cempra, Inc	15,222
555	*	Cepheid, Inc	29,243
1,163	*,m	Depomed, Inc	30,114
5,386		Gilead Sciences, Inc	426,140
969	*	Immunomedics, Inc	3,149
343	*	Inovio Pharmaceuticals, Inc	3,197
414	*	Intra-Cellular Therapies, Inc	6,309
7,925		Johnson & Johnson	936,180
221	*	Kite Pharma, Inc	12,345
10,024		Merck & Co, Inc	625,598
23	*	Mettler-Toledo International, Inc	9,656
1,190	*	MiMedx Group, Inc	10,210
1,888	*	Nektar Therapeutics	32,436
1,079	*	Opko Health, Inc	11,427
122		PerkinElmer, Inc	6,845
468	*	Prestige Brands Holdings, Inc	22,590
485	*	Prothena Corp plc	29,085
121	*	Quintiles Transnational Holdings, Inc	9,808
238	*	Repligen Corp	7,185
50	*	Sage Therapeutics, Inc	2,303
1,256	*	Sangamo Biosciences, Inc	5,815
902	*	Sarepta Therapeutics, Inc	55,392
743	*	Sucampo Pharmaceuticals, Inc (Class A)	9,146
138	*	TESARO, Inc	13,833
2,413		Thermo Electron Corp	383,812
1,340	*	Vertex Pharmaceuticals, Inc	116,861
380	*	Waters Corp	60,226
3,256		Zoetis Inc	169,345

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,004,552

REAL ESTATE - 4.6%
203	*	Altisource Portfolio Solutions S.A.	6,577
203		American Campus Communities, Inc	10,327
3,018		American Tower Corp	342,030
961		Boston Properties, Inc	130,975

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,526	*	CBRE Group, Inc	$42,697
339		Coresite Realty	25,099
2,671		Crown Castle International Corp	251,635
64		Digital Realty Trust, Inc	6,216
165		Douglas Emmett, Inc	6,044
1,687		Duke Realty Corp	46,106
782		Easterly Government Properties, Inc	14,920
411		Equinix, Inc	148,063
29		Equity One, Inc	888
1,322		Equity Residential	85,044
1,212		First Industrial Realty Trust, Inc	34,203
4,150		HCP, Inc	157,492
698		Healthcare Realty Trust, Inc	23,774
4,187		Host Marriott Corp	65,192
625		Iron Mountain, Inc	23,456
15		Jones Lang LaSalle, Inc	1,707
14		Kilroy Realty Corp	971
325		Liberty Property Trust	13,114
488		Macerich Co	39,464
642		NorthStar Realty Europe Corp	7,030
3,895		Prologis, Inc	208,538
765		Ryman Hospitality Properties	36,842
1,742		Simon Property Group, Inc	360,611
860		Ventas, Inc	60,742
798		Vornado Realty Trust	80,766
17		Washington REIT	529
1,384		Welltower, Inc	103,482
149		Weyerhaeuser Co	4,759

		TOTAL REAL ESTATE	2,339,293

RETAILING - 3.9%
3,090	*	1-800-FLOWERS.COM, Inc (Class A)	28,335
77		Aaron’s, Inc	1,957
1,224		American Eagle Outfitters, Inc	21,861
318	*	AutoZone, Inc	244,332
1,510	*	Bed Bath & Beyond, Inc	65,096
1,193		Best Buy Co, Inc	45,549
427		Big 5 Sporting Goods Corp	5,816
62	*	Cabela’s, Inc	3,406
852	*	Carmax, Inc	45,454
8		Chico’s FAS, Inc	95
2,291		Dollar General Corp	160,347
1,280	*	FTD Cos, Inc	26,330
3,503		Gap, Inc	77,907
259		GNC Holdings, Inc	5,289
4,976	*	Groupon, Inc	25,626
270		HSN, Inc	10,746
1,923		Kohl’s Corp	84,131
359	*	Lands’ End, Inc	5,205
202	*	LKQ Corp	7,163
4,908		Lowe’s Companies, Inc	354,407
2,986	*	NetFlix, Inc	294,270
701		Nordstrom, Inc	36,368
1,890		Office Depot, Inc	6,747
1,304	*	Overstock.com, Inc	19,977
476		PetMed Express, Inc	9,653
278		Pier 1 Imports, Inc	1,179
2,457		Ross Stores, Inc	157,985
503	*	Shutterfly, Inc	22,454
3,901		Staples, Inc	33,354
135		Tiffany & Co	9,805
170		Tractor Supply Co	11,449
401	*	Ulta Salon Cosmetics & Fragrance, Inc	95,430
1,086	*	Wayfair, Inc	42,756
7		Williams-Sonoma, Inc	358
117		Winmark Corp	12,346

		TOTAL RETAILING	1,973,183

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
652	*	Advanced Micro Devices, Inc	$4,505
428		Analog Devices, Inc	27,585
10,553		Applied Materials, Inc	318,173
125	*	Cirrus Logic, Inc	6,644
16,937		Intel Corp	639,372
227		Lam Research Corp	21,499
111		Microchip Technology, Inc	6,897
2,636		Nvidia Corp	180,619
2,778	*	ON Semiconductor Corp	34,225
842		Skyworks Solutions, Inc	64,110
723	*	SunPower Corp	6,449
5,707		Texas Instruments, Inc	400,517

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,710,595

SOFTWARE & SERVICES - 13.6%
3,346		Accenture plc	408,781
756	*	Actua Corp	9,790
805	*	Alphabet, Inc (Class A)	647,268
822	*	Alphabet, Inc (Class C)	638,932
2,372	*	Angie’s List, Inc	23,507
1,582	*	Autodesk, Inc	114,426
2,226		Automatic Data Processing, Inc	196,333
438		Blackbaud, Inc	29,057
3,838		CA, Inc	126,961
31	*	Cimpress NV	3,137
179	*	Citrix Systems, Inc	15,254
4,889	*	Cognizant Technology Solutions Corp (Class A)	233,254
505	*	comScore, Inc	15,483
155		Convergys Corp	4,715
172		CSG Systems International, Inc	7,109
532	*	Ellie Mae, Inc	56,020
54		Fair Isaac Corp	6,728
2,628	*	Glu Mobile, Inc	5,887
121	*	Infoblox, Inc	3,191
3,464		International Business Machines Corp	550,257
2,663		Intuit, Inc	292,957
812		j2 Global, Inc	54,087
221		Jack Henry & Associates, Inc	18,907
202		LogMeIn, Inc	18,259
591	*	Manhattan Associates, Inc	34,053
4,577		MasterCard, Inc (Class A)	465,801
17,430		Microsoft Corp	1,003,968
7,617	*	Monster Worldwide, Inc	27,497
189	*	NeuStar, Inc (Class A)	5,025
12,371		Oracle Corp	485,933
1,429	*	Perficient, Inc	28,794
417	*	Qualys, Inc	15,925
855	*	Quotient Technology, Inc	11,380
172	*	Rackspace Hosting, Inc	5,451
433	*	RetailMeNot, Inc	4,282
176	*	RingCentral, Inc	4,164
4,357	*	salesforce.com, Inc	310,785
1,102	*	ServiceSource International LLC	5,378
92	*	SPS Commerce, Inc	6,754
204	*	Sykes Enterprises, Inc	5,739
7,639		Symantec Corp	191,739
118	*	Syntel, Inc	4,945
214	*	Teradata Corp	6,634
353	*	Tyler Technologies, Inc	60,444
166	*	Ultimate Software Group, Inc	33,929
150	*	Unisys Corp	1,461
496	*	Vasco Data Security International	8,735
1,760	*	Website Pros, Inc	30,395

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,289	*	Workday, Inc	$118,188
18,543		Xerox Corp	187,841
7,504	*	Yahoo!, Inc	323,422

		TOTAL SOFTWARE & SERVICES	6,868,962

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
189	*	Arista Networks, Inc	16,080
41		Belden CDT, Inc	2,829
147	*	Benchmark Electronics, Inc	3,668
18,837		Cisco Systems, Inc	597,510
42		Cognex Corp	2,220
3,180		Corning, Inc	75,207
800	*	Cray, Inc	18,832
1,050	*	Finisar Corp	31,290
9,913		Hewlett Packard Enterprise Co	225,521
12,479		HP, Inc	193,799
2,848		Ingram Micro, Inc (Class A)	101,560
169		InterDigital, Inc	13,385
306	*	IPG Photonics Corp	25,199
14	*	Itron, Inc	781
462		Jabil Circuit, Inc	10,081
554		Lexmark International, Inc (Class A)	22,138
1,584		Motorola, Inc	120,827
209	*	Netgear, Inc	12,642
18		Plantronics, Inc	935
323	*	Super Micro Computer, Inc	7,548
123	*	Tech Data Corp	10,419
184	*	TTM Technologies, Inc	2,107
155	*	Universal Display Corp	8,604

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,503,182

TELECOMMUNICATION SERVICES - 2.1%
1,016	*	Boingo Wireless, Inc	10,444
6,621		CenturyTel, Inc	181,614
1,541	*	Cincinnati Bell, Inc	6,287
363	*	General Communication, Inc (Class A)	4,991
194		IDT Corp (Class B)	3,345
441	*	Iridium Communications, Inc	3,577
635	*	Level 3 Communications, Inc	29,451
13,000	*	Sprint Corp	86,190
13,756		Verizon Communications, Inc	715,037
1,213	*	Vonage Holdings Corp	8,018

		TOTAL TELECOMMUNICATION SERVICES	1,048,954

TRANSPORTATION - 2.6%
34		Allegiant Travel Co	4,490
786	*	Avis Budget Group, Inc	26,889
6		CH Robinson Worldwide, Inc	423
3,738		CSX Corp	114,009
2,618		Delta Air Lines, Inc	103,044
176	*	Echo Global Logistics, Inc	4,058
1,143		Norfolk Southern Corp	110,940
6		Ryder System, Inc	396
6,340		Southwest Airlines Co	246,563
15	*	Spirit Airlines, Inc	638
3,505		Union Pacific Corp	341,843
3,462		United Parcel Service, Inc (Class B)	378,604

		TOTAL TRANSPORTATION	1,331,897

UTILITIES - 3.1%
102		American Water Works Co, Inc	7,634
1,832		Centerpoint Energy, Inc	42,557
3,682		Consolidated Edison, Inc	277,255
2,560		Dominion Resources, Inc	190,131

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

2,945	Eversource Energy	$159,560
4	ITC Holdings Corp	186
220	New Jersey Resources Corp	7,229
1,477	Piedmont Natural Gas Co, Inc	88,679
3	Pinnacle West Capital Corp	228
1,611	Public Service Enterprise Group, Inc	67,453
2,024	Sempra Energy	216,953
701	South Jersey Industries, Inc	20,714
6,691	Southern Co	343,249
923	WEC Energy Group, Inc	55,269
280	WGL Holdings, Inc	17,556
2,137	Xcel Energy, Inc	87,916

	TOTAL UTILITIES	1,582,569

	TOTAL COMMON STOCKS (Cost $32,635,774)	50,227,687

	TOTAL INVESTMENTS - 99.6% (Cost $32,635,774)	50,227,687
	OTHER ASSETS & LIABILITIES, NET - 0.4%	175,486

	NET ASSETS - 100.0%	$50,403,173

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.1%
545	*	American Axle & Manufacturing Holdings, Inc	$9,385
3,381		BorgWarner, Inc	118,943
951		Cooper Tire & Rubber Co	36,157
206	*	Cooper-Standard Holding, Inc	20,353
2,301		Dana Holding Corp	35,872
4,073		Delphi Automotive plc	290,486
394	*	Dorman Products, Inc	25,177
349		Drew Industries, Inc	34,209
425	*	Federal Mogul Corp (Class A)	4,084
59,244		Ford Motor Co	715,075
350	*	Fox Factory Holding Corp	8,039
21,419		General Motors Co	680,482
4,344		Gentex Corp	76,281
573	*	Gentherm, Inc	18,004
4,116		Goodyear Tire & Rubber Co	132,947
2,795		Harley-Davidson, Inc	146,989
259	*	Horizon Global Corp	5,162
13,790		Johnson Controls International plc	641,649
1,145		Lear Corp	138,797
239		Metaldyne Performance Group, Inc	3,788
671	*	Modine Manufacturing Co	7,958
292	*	Motorcar Parts of America, Inc	8,404
514		Spartan Motors, Inc	4,924
330		Standard Motor Products, Inc	15,761
449	*	Stoneridge, Inc	8,262
47		Strattec Security Corp	1,659
383		Superior Industries International, Inc	11,168
866	*	Tenneco, Inc	50,462
1,749	*,e	Tesla Motors, Inc	356,848
727		Thor Industries, Inc	61,577
321		Tower International, Inc	7,736
97		Unique Fabricating, Inc	1,187
526		Visteon Corp	37,693
438		Winnebago Industries, Inc	10,324
196	*,e	Workhorse Group, Inc	1,419

		TOTAL AUTOMOBILES & COMPONENTS	3,727,261

BANKS - 5.7%
235		1st Source Corp	8,388
101		Access National Corp	2,414
95		ACNB Corp	2,525
166	*	Allegiance Bancshares, Inc	4,482
98		American National Bankshares, Inc	2,739
518		Ameris Bancorp	18,104
129	e	Ames National Corp	3,568
170		Arrow Financial Corp	5,579
2,308		Associated Banc-Corp	45,214
1,407		Astoria Financial Corp	20,542
263	*	Atlantic Capital Bancshares, Inc	3,940
697		Banc of California, Inc	12,170
130		Bancfirst Corp	9,426
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,991
1,326		Bancorpsouth, Inc	30,763
838		Bank Mutual Corp	6,436

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

155,939		Bank of America Corp	$2,440,445
562		Bank of Hawaii Corp	40,812
87		Bank of Marin Bancorp	4,327
1,375		Bank of the Ozarks, Inc	52,800
300		BankFinancial Corp	3,810
1,535		BankUnited	46,357
81		Bankwell Financial Group, Inc	1,919
463		Banner Corp	20,252
89		Bar Harbor Bankshares	3,268
12,503		BB&T Corp	471,613
276		Bear State Financial, Inc	2,536
1,199		Beneficial Bancorp, Inc	17,637
477		Berkshire Hills Bancorp, Inc	13,218
400		Blue Hills Bancorp, Inc	6,008
681		BNC Bancorp	16,562
929	*,e	BofI Holding, Inc	20,810
421	e	BOK Financial Corp	29,036
1,073		Boston Private Financial Holdings, Inc	13,767
254		Bridge Bancorp, Inc	7,262
1,046		Brookline Bancorp, Inc	12,751
253		Bryn Mawr Bank Corp	8,093
124	*	BSB Bancorp, Inc	2,905
49		C&F Financial Corp	2,111
159		Camden National Corp	7,591
321		Capital Bank Financial Corp	10,307
156		Capital City Bank Group, Inc	2,304
2,332		Capitol Federal Financial	32,811
459		Cardinal Financial Corp	11,975
157		Carolina Financial Corp	3,507
478	*	Cascade Bancorp	2,897
1,137		Cathay General Bancorp	34,997
659		Centerstate Banks of Florida, Inc	11,684
470		Central Pacific Financial Corp	11,839
129		Central Valley Community Bancorp	2,046
47		Century Bancorp, Inc	2,130
244		Charter Financial Corp	3,143
812		Chemical Financial Corp	35,834
46	e	Chemung Financial Corp	1,334
3,072		CIT Group, Inc	111,514
44,550		Citigroup, Inc	2,104,096
167		Citizens & Northern Corp	3,669
7,888		Citizens Financial Group, Inc	194,912
211		City Holding Co	10,611
623		Clifton Bancorp, Inc	9,526
194		CNB Financial Corp	4,105
534		CoBiz, Inc	7,108
116		Codorus Valley Bancorp, Inc	2,538
892		Columbia Banking System, Inc	29,186
2,527		Comerica, Inc	119,578
1,093		Commerce Bancshares, Inc	53,841
489		Community Bank System, Inc	23,526
222		Community Trust Bancorp, Inc	8,238
204	*	CommunityOne Bancorp	2,823
422		ConnectOne Bancorp, Inc	7,621
77		County Bancorp, Inc	1,541
246	*	CU Bancorp	5,611
833	e	Cullen/Frost Bankers, Inc	59,926
384	*	Customers Bancorp, Inc	9,661
1,534		CVB Financial Corp	27,014
451		Dime Community Bancshares	7,559
278	*	Eagle Bancorp, Inc	13,714
2,212		East West Bancorp, Inc	81,203
104		Enterprise Bancorp, Inc	2,912
294		Enterprise Financial Services Corp	9,187

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

75	*	Equity Bancshares, Inc	$1,945
127	e	ESSA Bancorp, Inc	1,756
1,151	*	Essent Group Ltd	30,628
1,397		EverBank Financial Corp	27,046
102		Farmers Capital Bank Corp	3,023
378		Farmers National Banc Corp	4,075
194	*	FCB Financial Holdings, Inc	7,455
115		Federal Agricultural Mortgage Corp (Class C)	4,542
321		Fidelity Southern Corp	5,903
11,297		Fifth Third Bancorp	231,137
202		Financial Institutions, Inc	5,476
264		First Bancorp (NC)	5,225
1,859	*	First Bancorp (Puerto Rico)	9,667
162		First Bancorp, Inc	3,883
480		First Busey Corp	10,848
302		First Business Financial Services, Inc	7,097
80		First Citizens Bancshares, Inc (Class A)	23,511
1,371		First Commonwealth Financial Corp	13,833
242		First Community Bancshares, Inc	6,002
192	*	First Community Financial Partners, Inc	1,828
240		First Connecticut Bancorp	4,270
120		First Defiance Financial Corp	5,357
943		First Financial Bancorp	20,595
1,045	e	First Financial Bankshares, Inc	38,080
188		First Financial Corp	7,648
130		First Financial Northwest, Inc	1,842
204	*	First Foundation, Inc	5,033
3,378		First Horizon National Corp	51,447
85		First Internet Bancorp	1,963
284		First Interstate Bancsystem, Inc	8,949
623		First Merchants Corp	16,665
93		First Mid-Illinois Bancshares, Inc	2,535
1,226		First Midwest Bancorp, Inc	23,735
221	*	First NBC Bank Holding Co	2,086
158	*	First Northwest Bancorp	2,131
214		First of Long Island Corp	7,094
2,118		First Republic Bank	163,319
298	*	Flagstar Bancorp, Inc	8,270
358		Flushing Financial Corp	8,492
3,222		FNB Corp	39,631
206	*	Franklin Financial Network, Inc	7,704
2,637		Fulton Financial Corp	38,289
217		German American Bancorp, Inc	8,448
1,172		Glacier Bancorp, Inc	33,425
161		Great Southern Bancorp, Inc	6,553
849		Great Western Bancorp, Inc	28,289
305	*	Green Bancorp, Inc	3,334
185		Guaranty Bancorp	3,302
1,231		Hancock Holding Co	39,921
484		Hanmi Financial Corp	12,749
429		Heartland Financial USA, Inc	15,474
391		Heritage Commerce Corp	4,278
434		Heritage Financial Corp	7,790
385		Heritage Oaks Bancorp	3,157
1,144	*	Hilltop Holdings, Inc	25,694
22		Hingham Institution for Savings	3,047
89		Home Bancorp, Inc	2,492
1,887		Home Bancshares, Inc	39,268
314	*	HomeStreet, Inc	7,869
265	*	HomeTrust Bancshares, Inc	4,903
1,956		Hope Bancorp, Inc	33,976
167		Horizon Bancorp	4,906
16,717		Huntington Bancshares, Inc	164,830
620		IBERIABANK Corp	41,614
119	*,e	Impac Mortgage Holdings, Inc	1,570

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

399		Independent Bank Corp (MA)	$21,582
308		Independent Bank Corp (MI)	5,184
170		Independent Bank Group, Inc	7,509
843		International Bancshares Corp	25,105
4,574		Investors Bancorp, Inc	54,934
55,230		JPMorgan Chase & Co	3,677,766
1,407		Kearny Financial Corp	19,149
15,784		Keycorp	192,091
116		Lake Sunapee Bank Group	2,096
584		Lakeland Bancorp, Inc	8,199
525		Lakeland Financial Corp	18,596
141		LCNB Corp	2,569
693		LegacyTexas Financial Group, Inc	21,920
98	*,e	LendingTree, Inc	9,497
310	e	Live Oak Bancshares, Inc	4,470
2,354		M&T Bank Corp	273,299
400		Macatawa Bank Corp	3,196
318		MainSource Financial Group, Inc	7,934
1,081		MB Financial, Inc	41,121
283		MBT Financial Corp	2,561
226		Mercantile Bank Corp	6,068
87		Merchants Bancshares, Inc	2,818
270		Meridian Bancorp, Inc	4,204
123		Meta Financial Group, Inc	7,455
5,214	*	MGIC Investment Corp	41,712
77		Middleburg Financial Corp	2,178
62		Midland States Bancorp, Inc	1,571
113		MidWestOne Financial Group, Inc	3,432
79		MutualFirst Financial, Inc	2,191
653		National Bank Holdings Corp	15,261
109		National Bankshares, Inc	4,009
128	*	National Commerce Corp	3,464
569	*	Nationstar Mortgage Holdings, Inc	8,427
636		NBT Bancorp, Inc	20,905
7,092		New York Community Bancorp, Inc	100,919
112	*,e	Nicolet Bankshares, Inc	4,295
644	*	NMI Holdings, Inc	4,907
643		Northfield Bancorp, Inc	10,352
104		Northrim BanCorp, Inc	2,678
1,478		Northwest Bancshares, Inc	23,219
180		OceanFirst Financial Corp	3,467
596		OFG Bancorp	6,026
134		Old Line Bancshares, Inc	2,644
2,039		Old National Bancorp	28,668
432		Old Second Bancorp, Inc	3,590
261		Opus Bank	9,232
670		Oritani Financial Corp	10,532
111		Orrstown Financial Services, Inc	2,192
294		Pacific Continental Corp	4,945
241	*	Pacific Mercantile Bancorp	1,776
300	*	Pacific Premier Bancorp, Inc	7,938
1,832		PacWest Bancorp	78,611
106		Park National Corp	10,176
802		Park Sterling Bank	6,512
225		Peapack Gladstone Financial Corp	5,042
67		Penns Woods Bancorp, Inc	2,979
165	*	PennyMac Financial Services, Inc	2,807
261		Peoples Bancorp, Inc	6,418
101		Peoples Financial Services Corp	4,117
4,572		People’s United Financial, Inc	72,329
194		People’s Utah Bancorp	3,948
823	*	PHH Corp	11,892
655		Pinnacle Financial Partners, Inc	35,422
7,626		PNC Financial Services Group, Inc	687,026
1,622		Popular, Inc	61,993

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		Preferred Bank	$6,721
128		Premier Financial Bancorp, Inc	2,194
1,203		PrivateBancorp, Inc	55,242
1,046		Prosperity Bancshares, Inc	57,415
68	*	Provident Bancorp, Inc	1,061
94		Provident Financial Holdings, Inc	1,839
738		Provident Financial Services, Inc	15,668
170		QCR Holdings, Inc	5,396
3,307		Radian Group, Inc	44,810
19,150		Regions Financial Corp	189,011
622		Renasant Corp	20,918
120		Republic Bancorp, Inc (Class A)	3,730
496	*	Republic First Bancorp, Inc	2,039
499		S&T Bancorp, Inc	14,466
361		Sandy Spring Bancorp, Inc	11,039
445	*	Seacoast Banking Corp of Florida	7,160
363		ServisFirst Bancshares, Inc	18,843
185		Shore Bancshares, Inc	2,179
177		SI Financial Group, Inc	2,336
163		Sierra Bancorp	3,058
815	*	Signature Bank	96,537
451		Simmons First National Corp (Class A)	22,505
362		South State Corp	27,164
85	*	Southern First Bancshares, Inc	2,344
86		Southern Missouri Bancorp, Inc	2,141
169		Southern National Bancorp of Virginia, Inc	2,205
380		Southside Bancshares, Inc	12,228
265		Southwest Bancorp, Inc	5,032
541		State Bank & Trust Co	12,346
1,938		Sterling Bancorp/DE	33,915
315		Stock Yards Bancorp, Inc	10,382
179		Stonegate Bank	6,041
155		Suffolk Bancorp	5,389
127		Summit Financial Group, Inc	2,433
137		Sun Bancorp, Inc	3,159
7,491		SunTrust Banks, Inc	328,106
825	*	SVB Financial Group	91,196
1,928		Synovus Financial Corp	62,718
2,235		TCF Financial Corp	32,430
150		Territorial Bancorp, Inc	4,299
720	*	Texas Capital Bancshares, Inc	39,542
890		TFS Financial Corp	15,851
434	*	The Bancorp, Inc	2,786
263		Tompkins Trustco, Inc	20,096
854		TowneBank	20,522
330		Trico Bancshares	8,834
296	*	Tristate Capital Holdings, Inc	4,780
207	*	Triumph Bancorp, Inc	4,107
1,387		Trustco Bank Corp NY	9,834
1,035		Trustmark Corp	28,525
688		UMB Financial Corp	40,902
3,528		Umpqua Holdings Corp	53,096
621		Union Bankshares Corp	16,624
60	e	Union Bankshares, Inc	2,044
846	e	United Bankshares, Inc	31,869
1,078		United Community Banks, Inc	22,660
680		United Community Financial Corp	4,835
770		United Financial Bancorp, Inc (New)	10,657
364		Univest Corp of Pennsylvania	8,503
24,631		US Bancorp	1,056,424
3,791		Valley National Bancorp	36,886
129	*	Veritex Holdings, Inc	2,243
422	*	Walker & Dunlop, Inc	10,660
637	*,e	Walter Investment Management Corp	2,586
1,293		Washington Federal, Inc	34,497

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

217		Washington Trust Bancorp, Inc	$8,728
119		WashingtonFirst Bankshares, Inc	2,929
384		Waterstone Financial, Inc	6,524
1,420		Webster Financial Corp	53,974
69,327		Wells Fargo & Co	3,069,800
618		WesBanco, Inc	20,320
239		West Bancorporation, Inc	4,684
315	e	Westamerica Bancorporation	16,027
1,438	*	Western Alliance Bancorp	53,983
222		Westfield Financial, Inc	1,698
758		Wintrust Financial Corp	42,122
3,175	*	WMIH Corp	7,430
438		WSFS Financial Corp	15,983
769		Yadkin Financial Corp	20,217
2,937		Zions Bancorporation	91,106

		TOTAL BANKS	19,751,811

CAPITAL GOODS - 7.4%
8,925		3M Co	1,572,853
1,110		A.O. Smith Corp	109,657
619		Aaon, Inc	17,840
511		AAR Corp	16,004
865		Actuant Corp (Class A)	20,103
681		Acuity Brands, Inc	180,193
207		Advanced Drainage Systems, Inc	4,980
2,168	*	Aecom Technology Corp	64,455
522	*	Aegion Corp	9,955
908	*	Aerojet Rocketdyne Holdings, Inc	15,963
288	*	Aerovironment, Inc	7,030
1,067		AGCO Corp	52,624
1,500		Air Lease Corp	42,870
726		Aircastle Ltd	14,418
140		Alamo Group, Inc	9,225
428		Albany International Corp (Class A)	18,139
1,475		Allegion plc	101,642
91		Allied Motion Technologies, Inc	1,721
2,181		Allison Transmission Holdings, Inc	62,551
385		Altra Holdings, Inc	11,153
969	*	Ameresco, Inc	5,097
127	e	American Railcar Industries, Inc	5,267
190	*,e	American Superconductor Corp	1,332
254	*	American Woodmark Corp	20,465
3,561		Ametek, Inc	170,145
438		Apogee Enterprises, Inc	19,574
567		Applied Industrial Technologies, Inc	26,502
244		Argan, Inc	14,442
367	*	Armstrong Flooring, Inc	6,929
642	*	Armstrong World Industries, Inc	26,527
288		Astec Industries, Inc	17,243
301	*	Astronics Corp	13,560
343		AZZ, Inc	22,388
924	*	Babcock & Wilcox Enterprises, Inc	15,246
770		Barnes Group, Inc	31,223
1,574		BE Aerospace, Inc	81,313
1,065	*	Beacon Roofing Supply, Inc	44,805
87	*,e	Blue Bird Corp	1,271
843	*	BMC Stock Holdings, Inc	14,946
9,049		Boeing Co	1,192,115
600		Briggs & Stratton Corp	11,190
486	*	Builders FirstSource, Inc	5,594
1,444		BWX Technologies, Inc	55,406
318		Caesarstone Sdot-Yam Ltd	11,992
346	*	CAI International, Inc	2,861
966		Carlisle Cos, Inc	99,083

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,342		Caterpillar, Inc	$740,519
467	*	Chart Industries, Inc	15,332
1,542		Chicago Bridge & Iron Co NV	43,222
248		CIRCOR International, Inc	14,771
719		Clarcor, Inc	46,735
1,520	*	Colfax Corp	47,774
262		Columbus McKinnon Corp	4,674
288		Comfort Systems USA, Inc	8,441
128	*	Continental Building Products Inc	2,687
753		Crane Co	47,447
225	*	CSW Industrials, Inc	7,288
352		Cubic Corp	16,477
2,357		Cummins, Inc	302,050
659		Curtiss-Wright Corp	60,041
9,237		Danaher Corp	724,088
4,704	e	Deere & Co	401,486
973	*	DigitalGlobe, Inc	26,757
1,968		Donaldson Co, Inc	73,465
296		Douglas Dynamics, Inc	9,454
2,372		Dover Corp	174,674
139	*	Ducommun, Inc	3,175
174	*	DXP Enterprises, Inc	4,905
372	*,e	Dycom Industries, Inc	30,422
199		Dynamic Materials Corp	2,121
6,836		Eaton Corp	449,194
930		EMCOR Group, Inc	55,447
9,580		Emerson Electric Co	522,206
295		Encore Wire Corp	10,847
241	*,e	Energous Corp	4,726
495	*,e	Energy Recovery, Inc	7,910
650		EnerSys	44,973
274		Engility Holdings, Inc	8,631
330		EnPro Industries, Inc	18,751
371		ESCO Technologies, Inc	17,222
310	*	Esterline Technologies Corp	23,572
4,235		Fastenal Co	176,938
743		Federal Signal Corp	9,852
2,007		Flowserve Corp	96,818
2,196		Fluor Corp	112,699
4,527		Fortive Corp	230,424
2,359		Fortune Brands Home & Security, Inc	137,058
436		Franklin Electric Co, Inc	17,750
165		Freightcar America, Inc	2,373
432	*,e	FuelCell Energy, Inc	2,341
618	e	GATX Corp	27,532
103	*	Gencor Industries, Inc	1,234
981	*	Generac Holdings, Inc	35,610
705		General Cable Corp	10,561
3,742		General Dynamics Corp	580,609
139,621		General Electric Co	4,135,574
472	*	Gibraltar Industries, Inc	17,535
312		Global Brass & Copper Holdings, Inc	9,014
253		Gorman-Rupp Co	6,479
854		Graco, Inc	63,196
128		Graham Corp	2,445
496		Granite Construction, Inc	24,671
890	*	Great Lakes Dredge & Dock Corp	3,115
414	e	Greenbrier Cos, Inc	14,614
654	e	Griffon Corp	11,125
450		H&E Equipment Services, Inc	7,542
187		Hardinge, Inc	2,081
1,243		Harsco Corp	12,343
549	*,e	HC2 Holdings, Inc	2,992
3,101	*	HD Supply Holdings, Inc	99,170

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

279		HEICO Corp	$19,307
581		HEICO Corp (Class A)	35,156
316	*	Herc Holdings, Inc	10,649
1,429		Hexcel Corp	63,305
900		Hillenbrand, Inc	28,476
11,544		Honeywell International, Inc	1,345,915
762		Hubbell, Inc	82,098
718		Huntington Ingalls	110,156
78		Hurco Cos, Inc	2,189
138		Hyster-Yale Materials Handling, Inc	8,298
1,173		IDEX Corp	109,758
984	*	IES Holdings, Inc	17,505
4,403		Illinois Tool Works, Inc	527,655
3,978		Ingersoll-Rand plc	270,265
267		Insteel Industries, Inc	9,676
1,338		ITT, Inc	47,954
1,849	*	Jacobs Engineering Group, Inc	95,630
288		John Bean Technologies Corp	20,318
1,591		Joy Global, Inc	44,134
148		Kadant, Inc	7,712
415		Kaman Corp	18,227
2,207		KBR, Inc	33,392
1,208		Kennametal, Inc	35,056
488	*,e	KEYW Holding Corp	5,387
781	*	KLX, Inc	27,491
600	*	Kratos Defense & Security Solutions, Inc	4,134
1,169		L-3 Communications Holdings, Inc	176,203
87	*	Lawson Products, Inc	1,542
285	*	Layne Christensen Co	2,425
613		Lennox International, Inc	96,259
942		Lincoln Electric Holdings, Inc	58,988
36	e	Lindsay Corp	2,663
3,866		Lockheed Martin Corp	926,758
289		LSI Industries, Inc	3,245
242	*	Lydall, Inc	12,373
1,952		Manitowoc Co, Inc	9,350
1,943	*	Manitowoc Foodservice, Inc	31,515
5,196		Masco Corp	178,275
376	*	Masonite International Corp	23,376
1,117	*	Mastec, Inc	33,220
600	*	Mercury Systems, Inc	14,742
1,229	*	Meritor, Inc	13,679
873	*	Middleby Corp	107,920
250	*	Milacron Holdings Corp	3,990
168		Miller Industries, Inc	3,829
491	*	Moog, Inc (Class A)	29,234
1,441	*	MRC Global, Inc	23,676
731		MSC Industrial Direct Co (Class A)	53,663
862		Mueller Industries, Inc	27,946
2,264		Mueller Water Products, Inc (Class A)	28,413
301	*	MYR Group, Inc	9,060
68		National Presto Industries, Inc	5,970
755	*,e	Navistar International Corp	17,282
446	*	NCI Building Systems, Inc	6,507
229	*	Neff Corp	2,175
442		NN, Inc	8,066
877		Nordson Corp	87,375
2,555		Northrop Grumman Corp	546,642
1,637	*	NOW, Inc	35,081
108	*	NV5 Holdings, Inc	3,489
44		Omega Flex, Inc	1,697
801		Orbital ATK, Inc	61,060
386	*	Orion Marine Group, Inc	2,644
1,122		Oshkosh Truck Corp	62,832
1,809		Owens Corning, Inc	96,582

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,111		Paccar, Inc	$300,425
2,064		Parker Hannifin Corp	259,094
317	*	Patrick Industries, Inc	19,629
2,566		Pentair plc	164,840
692	*	PGT, Inc	7,384
2,919	*,e	Plug Power, Inc	4,991
412	*	Ply Gem Holdings, Inc	5,504
125		Powell Industries, Inc	5,006
130	*,e	Power Solutions International, Inc	1,332
28		Preformed Line Products Co	1,181
613		Primoris Services Corp	12,628
223	*,e	Proto Labs, Inc	13,360
492		Quanex Building Products Corp	8,492
2,309	*	Quanta Services, Inc	64,629
551		Raven Industries, Inc	12,690
4,544		Raytheon Co	618,575
339	*	RBC Bearings, Inc	25,927
687		Regal-Beloit Corp	40,870
1,269	*	Rexnord Corp	27,169
1,929		Rockwell Automation, Inc	235,994
2,079		Rockwell Collins, Inc	175,343
1,544		Roper Industries, Inc	281,734
96	*,e	Rush Enterprises, Inc	2,334
520	*	Rush Enterprises, Inc (Class A)	12,730
604		Simpson Manufacturing Co, Inc	26,546
157	*	SiteOne Landscape Supply, Inc	5,641
873		Snap-On, Inc	132,661
1,430	*,e	SolarCity Corp	27,971
136	*	Sparton Corp	3,571
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	90,817
647	*	SPX Corp	13,031
542	*	SPX FLOW, Inc	16,759
183		Standex International Corp	16,995
2,232		Stanley Works	274,491
354		Sun Hydraulics Corp	11,424
978	*	Sunrun, Inc	6,161
189		Supreme Industries, Inc	3,648
773	*,e	Taser International, Inc	22,116
491	*	Teledyne Technologies, Inc	52,994
268		Tennant Co	17,366
1,624		Terex Corp	41,266
401	e	Textainer Group Holdings Ltd	3,003
4,176		Textron, Inc	165,996
267	*,e	The ExOne Company	4,064
460	*	Thermon Group Holdings	9,085
1,085		Timken Co	38,127
592		Titan International, Inc	5,991
282	*	Titan Machinery, Inc	2,933
1,606		Toro Co	75,225
740	*	TransDigm Group, Inc	213,949
451	*	Trex Co, Inc	26,483
649	*	Trimas Corp	12,078
2,253		Trinity Industries, Inc	54,478
480		Triton International Ltd	6,331
753		Triumph Group, Inc	20,994
187	*	Tutor Perini Corp	4,015
1,361	*	United Rentals, Inc	106,825
11,776		United Technologies Corp	1,196,442
667	*	Univar, Inc	14,574
291		Universal Forest Products, Inc	28,661
1,341	*	USG Corp	34,665
340		Valmont Industries, Inc	45,754
156	*	Vectrus, Inc	2,376
112	*	Veritiv Corp	5,619
200	*	Vicor Corp	2,320

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

815	e	W.W. Grainger, Inc	$183,245
976	*	Wabash National Corp	13,898
811	*	WABCO Holdings, Inc	92,073
337		Watsco, Inc	47,483
405		Watts Water Technologies, Inc (Class A)	26,260
460	*	WESCO International, Inc	28,285
1,329		Westinghouse Air Brake Technologies Corp	108,513
71	*	Willis Lease Finance Corp	1,688
811		Woodward Governor Co	50,671
2,761		Xylem, Inc	144,814

		TOTAL CAPITAL GOODS	25,706,897

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
807		ABM Industries, Inc	32,038
731		Acacia Research (Acacia Technologies)	4,766
1,616	*	ACCO Brands Corp	15,578
661	*	Advisory Board Co	29,573
152	*,e	Aqua Metals, Inc	1,347
601	*	ARC Document Solutions, Inc	2,248
97		Barrett Business Services, Inc	4,812
688		Brady Corp (Class A)	23,812
669		Brink’s Co	24,807
524	*	Casella Waste Systems, Inc (Class A)	5,397
758	*	CBIZ, Inc	8,482
480		CEB, Inc	26,146
433		Ceco Environmental Corp	4,884
1,323		Cintas Corp	148,970
639	*	Clean Harbors, Inc	30,659
218	*,e	Cogint, Inc	1,110
1,340	*	Copart, Inc	71,770
1,794		Covanta Holding Corp	27,610
128	*	CRA International, Inc	3,404
615		Deluxe Corp	41,094
562		Dun & Bradstreet Corp	76,780
2,090	*,m	Dyax Corp	2,320
351		Ennis, Inc	5,914
1,832		Equifax, Inc	246,551
556		Essendant, Inc	11,409
434		Exponent, Inc	22,160
148	*	Franklin Covey Co	2,636
640	*	FTI Consulting, Inc	28,518
301		G & K Services, Inc (Class A)	28,742
191	*	GP Strategies Corp	4,702
1,162		Healthcare Services Group	45,992
286		Heidrick & Struggles International, Inc	5,305
347	*	Heritage-Crystal Clean, Inc	4,608
868		Herman Miller, Inc	24,825
315	*	Hill International, Inc	1,452
664		HNI Corp	26,427
334	*	Huron Consulting Group, Inc	19,960
261	*	ICF International, Inc	11,568
608	*	Innerworkings, Inc	5,727
153		Insperity, Inc	11,114
398		Interface, Inc	6,643
2,170		KAR Auction Services, Inc	93,657
439		Kelly Services, Inc (Class A)	8,438
366		Kforce, Inc	7,499
577		Kimball International, Inc (Class B)	7,466
681		Knoll, Inc	15,561
867		Korn/Ferry International	18,207
1,126		Manpower, Inc	81,365
491		Matthews International Corp (Class A)	29,833
379		McGrath RentCorp	12,018

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

259	*	Mistras Group, Inc	$6,079
656		Mobile Mini, Inc	19,811
475		MSA Safety, Inc	27,569
200		Multi-Color Corp	13,200
700	*	Navigant Consulting, Inc	14,154
5,647		Nielsen NV	302,510
725	*	On Assignment, Inc	26,310
2,896		Pitney Bowes, Inc	52,591
448		Quad Graphics, Inc	11,971
3,180		R.R. Donnelley & Sons Co	49,990
3,476		Republic Services, Inc	175,364
514		Resources Connection, Inc	7,679
1,970		Robert Half International, Inc	74,584
1,379		Rollins, Inc	40,377
778	*	RPX Corp	8,317
241	*	SP Plus Corp	6,162
658		Steelcase, Inc (Class A)	9,140
1,189	*	Stericycle, Inc	95,286
402	*	Team, Inc	13,149
848		Tetra Tech, Inc	30,079
817	*	TransUnion	28,187
235	*	TRC Cos, Inc	2,037
632	*	TriNet Group, Inc	13,670
645	*	TrueBlue, Inc	14,616
155		Unifirst Corp	20,438
314		US Ecology, Inc	14,080
2,278	*	Verisk Analytics, Inc	185,156
291		Viad Corp	10,729
134		VSE Corp	4,555
563	*	WageWorks, Inc	34,292
6,852		Waste Management, Inc	436,884
699		West Corp	15,434

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,140,304

CONSUMER DURABLES & APPAREL - 1.5%
171	e	Arctic Cat, Inc	2,649
194		Bassett Furniture Industries, Inc	4,511
565	*	Beazer Homes USA, Inc	6,588
1,367		Brunswick Corp	66,682
1,137		CalAtlantic Group, Inc	38,021
1,433		Callaway Golf Co	16,637
770		Carter’s, Inc	66,767
119	*	Cavco Industries, Inc	11,787
221	*	Century Communities, Inc	4,754
4,307		Coach, Inc	157,464
419		Columbia Sportswear Co	23,774
385	*	CROCS, Inc	3,196
125		CSS Industries, Inc	3,198
167		Culp, Inc	4,972
498	*	Deckers Outdoor Corp	29,656
108	*	Delta Apparel, Inc	1,778
5,213		DR Horton, Inc	157,433
167		Escalade, Inc	2,131
300		Ethan Allen Interiors, Inc	9,381
81		Flexsteel Industries, Inc	4,189
323	*,e	Fossil Group, Inc	8,970
1,552	*,e	Garmin Ltd	74,667
658	*	G-III Apparel Group Ltd	19,181
1,762	*,e	GoPro, Inc	29,390
578	*,e	Green Brick Partners, Inc	4,774
5,812		Hanesbrands, Inc	146,753
1,086		Harman International Industries, Inc	91,713
1,721		Hasbro, Inc	136,527

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

411	*	Helen of Troy Ltd	$35,416
173		Hooker Furniture Corp	4,237
2,504	*,e	Hovnanian Enterprises, Inc (Class A)	4,232
753	*,e	Iconix Brand Group, Inc	6,114
465	*	Installed Building Products Inc	16,680
158	*	iRobot Corp	6,949
257	*,e	Jakks Pacific, Inc	2,221
70		Johnson Outdoors, Inc	2,546
1,956	*	Kate Spade & Co	33,506
689		KB Home	11,107
681		La-Z-Boy, Inc	16,725
2,049		Leggett & Platt, Inc	93,393
138		Lennar Corp (B Shares)	4,633
2,789		Lennar Corp (Class A)	118,086
235	*,e	LGI Homes, Inc	8,657
365		Libbey, Inc	6,515
163		Lifetime Brands, Inc	2,194
1,502	*,e	Lululemon Athletica, Inc	91,592
385	*	M/I Homes, Inc	9,074
287	*	Malibu Boats Inc	4,276
156		Marine Products Corp	1,399
5,223		Mattel, Inc	158,152
121		MCBC Holdings, Inc	1,379
558		MDC Holdings, Inc	14,396
567	*	Meritage Homes Corp	19,675
2,472	*	Michael Kors Holdings Ltd	115,665
953	*	Mohawk Industries, Inc	190,924
227		Movado Group, Inc	4,876
66		Nacco Industries, Inc (Class A)	4,485
631	*	Nautilus, Inc	14,336
389	*,e	New Home Co Inc	4,151
7,020		Newell Rubbermaid, Inc	369,673
20,094		Nike, Inc (Class B)	1,057,949
56	*	NVR, Inc	91,833
276		Oxford Industries, Inc	18,685
161	*	Perry Ellis International, Inc	3,104
1,245		Phillips-Van Heusen Corp	137,573
931	e	Polaris Industries, Inc	72,097
689		Pool Corp	65,124
5,367		Pulte Homes, Inc	107,555
882		Ralph Lauren Corp	89,205
646	*	Sequential Brands Group, Inc	5,168
1,967	*	Skechers U.S.A., Inc (Class A)	45,044
818	*,e	Smith & Wesson Holding Corp	21,751
933	*	Steven Madden Ltd	32,244
272		Sturm Ruger & Co, Inc	15,711
100		Superior Uniform Group, Inc	1,979
461	*	Taylor Morrison Home Corp	8,114
847	*,e	Tempur-Pedic International, Inc	48,059
2,454	*	Toll Brothers, Inc	73,276
567	*	TopBuild Corp	18,824
2,322	*	TRI Pointe Homes, Inc	30,604
774		Tupperware Corp	50,596
128	*	UCP, Inc (Class A)	1,128
2,861	*	Under Armour, Inc	96,873
2,820	*,e	Under Armour, Inc (Class A)	109,078
226	*	Unifi, Inc	6,651
205	*	Universal Electronics, Inc	15,264
320	*	Vera Bradley, Inc	4,848
5,083		VF Corp	284,902
307	*	Vince Holding Corp	1,731
917	*	Vista Outdoor, Inc	36,552
334	*	WCI Communities, Inc	7,922
99		Weyco Group, Inc	2,660
1,147		Whirlpool Corp	185,998
428	*,e	William Lyon Homes, Inc	7,939
1,495		Wolverine World Wide, Inc	34,430
423	*	Zagg, Inc	3,426

		TOTAL CONSUMER DURABLES & APPAREL	5,298,704

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.1%
224	*	American Public Education, Inc	$4,437
2,138	*	Apollo Group, Inc (Class A)	16,997
3,438		ARAMARK Holdings Corp	130,747
193	*	Ascent Media Corp (Series A)	4,472
1,433	*	Belmond Ltd.	18,213
356	*	BJ’s Restaurants, Inc	12,656
1,790		Bloomin’ Brands, Inc	30,860
331		Bob Evans Farms, Inc	12,677
120	*	Bojangles’, Inc	1,915
1,270	*	Boyd Gaming Corp	25,121
192	*	Bridgepoint Education, Inc	1,319
668	*	Bright Horizons Family Solutions	44,682
865		Brinker International, Inc	43,622
289	*	Buffalo Wild Wings, Inc	40,674
674	*,e	Caesars Acquisition Co	8,371
785	*,e	Caesars Entertainment Corp	5,848
222	*	Cambium Learning Group, Inc	1,205
164		Capella Education Co	9,519
1,325	*	Career Education Corp	8,997
6,089		Carnival Corp	297,265
234		Carriage Services, Inc	5,534
507	*	Carrols Restaurant Group, Inc	6,697
348	*	Century Casinos, Inc	2,405
732		Cheesecake Factory	36,644
1,106	*,e	Chegg, Inc	7,841
417	*	Chipotle Mexican Grill, Inc (Class A)	176,599
324		Choice Hotels International, Inc	14,606
194		Churchill Downs, Inc	28,392
247	*	Chuy’s Holdings, Inc	6,901
982		ClubCorp Holdings, Inc	14,209
92		Collectors Universe	1,705
294	e	Cracker Barrel Old Country Store, Inc	38,873
1,680		Darden Restaurants, Inc	103,018
582	*	Dave & Buster’s Entertainment, Inc	22,803
331	*	Del Frisco’s Restaurant Group, Inc	4,459
342	*	Del Taco Restaurants, Inc	4,077
1,168	*	Denny’s Corp	12,486
918	e	DeVry Education Group, Inc	21,169
266		DineEquity, Inc	21,065
706		Domino’s Pizza, Inc	107,206
1,432	e	Dunkin Brands Group, Inc	74,579
302	*,e	El Pollo Loco Holdings, Inc	3,802
435	*,e	Eldorado Resorts, Inc	6,116
38	*	Empire Resorts, Inc	769
1,135		Extended Stay America, Inc	16,117
402	*	Fiesta Restaurant Group, Inc	9,648
83	*	Fogo De Chao, Inc	877
149		Golden Entertainment, Inc	1,858
61		Graham Holdings Co	29,364
641	*	Grand Canyon Education, Inc	25,890
3,723	e	H&R Block, Inc	86,187
163	*,e	Habit Restaurants, Inc	2,282
8,099		Hilton Worldwide Holdings, Inc	185,710
1,907	*	Houghton Mifflin Harcourt Co	25,573
209	*,e	Hyatt Hotels Corp	10,287
1,368		International Game Technology plc	33,352
373		International Speedway Corp (Class A)	12,466
1,670		Interval Leisure Group, Inc	28,674
251	*	Intrawest Resorts Holdings Inc	4,071
353	*	Isle of Capri Casinos, Inc	7,865
211	*	J Alexander’s Holdings, Inc	2,137
509		Jack in the Box, Inc	48,833

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192	*,e	Jamba, Inc	$2,097
461	*	K12, Inc	6,615
117	*,e	Kona Grill, Inc	1,471
1,351	*	La Quinta Holdings, Inc	15,104
5,413		Las Vegas Sands Corp	311,464
83		Liberty Tax, Inc	1,061
1,305	*,e	LifeLock, Inc	22,081
227	*	Lindblad Expeditions Holdings, Inc	2,043
281	*	Luby’s, Inc	1,205
271		Marcus Corp	6,786
4,769		Marriott International, Inc (Class A)	321,097
336		Marriott Vacations Worldwide Corp	24,635
13,333		McDonald’s Corp	1,538,095
7,324	*	MGM Resorts International	190,644
139	*	Monarch Casino & Resort, Inc	3,499
49	*	Nathan’s Famous, Inc	2,575
279	*,e	Noodles & Co	1,328
2,457	*	Norwegian Cruise Line Holdings Ltd	92,629
344	*,e	Panera Bread Co (Class A)	66,984
432		Papa John’s International, Inc	34,063
1,142	*	Penn National Gaming, Inc	15,497
905	*	Pinnacle Entertainment, Inc	11,168
396	*	Planet Fitness, Inc	7,948
334	*	Popeyes Louisiana Kitchen, Inc	17,749
320	*	Potbelly Corp	3,978
238	*	Red Lion Hotels Corp	1,985
204	*	Red Robin Gourmet Burgers, Inc	9,168
460		Red Rock Resorts, Inc	10,851
607	*	Regis Corp	7,618
2,461		Royal Caribbean Cruises Ltd	184,452
779	*	Ruby Tuesday, Inc	1,947
473		Ruth’s Chris Steak House, Inc	6,679
719	*,e	Scientific Games Corp (Class A)	8,103
956		SeaWorld Entertainment, Inc	12,887
2,955		Service Corp International	78,426
2,089	*	ServiceMaster Global Holdings, Inc	70,357
240	*,e	Shake Shack, Inc	8,321
948		Six Flags Entertainment Corp	50,822
729		Sonic Corp	19,085
800		Sotheby’s (Class A)	30,416
164		Speedway Motorsports, Inc	2,929
21,640		Starbucks Corp	1,171,590
17	*	Steak N Shake Co	7,412
149	*	Strayer Education, Inc	6,955
1,404		Summit Hotel Properties, Inc	18,477
1,016		Texas Roadhouse, Inc (Class A)	39,654
556		Vail Resorts, Inc	87,225
412	*,e	Weight Watchers International, Inc	4,252
3,342		Wendy’s	36,094
245		Wingstop, Inc	7,178
1,688		Wyndham Worldwide Corp	113,653
1,234		Wynn Resorts Ltd	120,216
5,931		Yum! Brands, Inc	538,594
274	*,e	Zoe’s Kitchen, Inc	6,080

		TOTAL CONSUMER SERVICES	7,335,985

DIVERSIFIED FINANCIALS - 4.0%
793	*	Affiliated Managers Group, Inc	114,747
430		AG Mortgage Investment Trust	6,772
6,925		Ally Financial, Inc	134,830
766		Altisource Residential Corp	8,349
5,123		American Capital Agency Corp	100,103
12,187		American Express Co	780,455
2,325		Ameriprise Financial, Inc	231,965

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,012		Annaly Capital Management, Inc	$157,626
1,539		Anworth Mortgage Asset Corp	7,572
1,118		Apollo Commercial Real Estate Finance, Inc	18,302
100		Ares Commercial Real Estate Corp	1,260
359	e	Arlington Asset Investment Corp (Class A)	5,310
566		ARMOUR Residential REIT, Inc	12,758
577		Artisan Partners Asset Management, Inc	15,694
86		Associated Capital Group, Inc	3,050
142		B. Riley Financial, Inc	1,897
16,009		Bank of New York Mellon Corp	638,439
90	*	BBX Capital Corp	1,857
3,329		BGC Partners, Inc (Class A)	29,129
1,908		BlackRock, Inc	691,574
267		Calamos Asset Management, Inc (Class A)	1,821
7,632		Capital One Financial Corp	548,207
1,382		Capstead Mortgage Corp	13,032
1,115		CBOE Holdings, Inc	72,308
17,421		Charles Schwab Corp	549,981
2,903		Chimera Investment Corp	46,303
5,178		CME Group, Inc	541,205
321		Cohen & Steers, Inc	13,723
1,729		Colony Financial, Inc	31,520
1,548	*,e	Cowen Group, Inc	5,619
132	*,e	Credit Acceptance Corp	26,541
2,338		CYS Investments, Inc	20,387
41		Diamond Hill Investment Group, Inc	7,576
6,334		Discover Financial Services	358,188
776		Dynex Capital, Inc	5,758
4,309	*	E*TRADE Financial Corp	125,478
1,765		Eaton Vance Corp	68,923
375	*,e	Encore Capital Group, Inc	8,430
366	*	Enova International, Inc	3,543
601		Evercore Partners, Inc (Class A)	30,957
690	*	Ezcorp, Inc (Class A)	7,631
613		Factset Research Systems, Inc	99,367
105		FBR & Co	1,390
1,439		Federated Investors, Inc (Class B)	42,638
820	e	Financial Engines, Inc	24,362
737		FirstCash, Inc	34,698
1,222	*	FNFV Group	15,251
5,381		Franklin Resources, Inc	191,402
464		Gain Capital Holdings, Inc	2,868
86		GAMCO Investors, Inc (Class A)	2,448
5,857		Goldman Sachs Group, Inc	944,558
203		Great Ajax Corp	2,771
662	*	Green Dot Corp	15,266
424		Greenhill & Co, Inc	9,994
560		Hannon Armstrong Sustainable Infrastructure Capital, Inc	13,087
49		Hennessy Advisors, Inc	1,738
185		Houlihan Lokey, Inc	4,634
978		Interactive Brokers Group, Inc (Class A)	34,494
1,809		IntercontinentalExchange Group, Inc	487,272
215	*	INTL FCStone, Inc	8,353
6,359		Invesco Ltd	198,846
1,752		Invesco Mortgage Capital, Inc	26,683
524		Investment Technology Group, Inc	8,981
15,970		iShares Russell 3000 Index Fund	2,047,194
790	*	iStar Financial, Inc	8,477
2,221		Janus Capital Group, Inc	31,116
767	*	KCG Holdings, Inc	11,912
624		Ladder Capital Corp	8,262
1,533	*	Ladenburg Thalmann Financial Services, Inc	3,541
1,953		Lazard Ltd (Class A)	71,011
1,621		Legg Mason, Inc	54,271
5,108	*,e	LendingClub Corp	31,567

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,119		Leucadia National Corp	$97,466
1,320	e	LPL Financial Holdings, Inc	39,481
225	*	Manning & Napier, Inc	1,595
519		MarketAxess Holdings, Inc	85,941
102		Marlin Business Services Corp	1,977
5,699		MFA Mortgage Investments, Inc	42,629
287		Moelis & Co	7,717
2,527		Moody’s Corp	273,624
21,346		Morgan Stanley	684,353
276		Morningstar, Inc	21,879
1,325		MSCI, Inc (Class A)	111,220
922	*	MTGE Investment Corp	15,849
1,695		NASDAQ OMX Group, Inc	114,480
5,090		Navient Corp	73,652
312		Nelnet, Inc (Class A)	12,595
3,380		New Residential Investment Corp	46,678
1,563		New York Mortgage Trust, Inc	9,409
341	*	NewStar Financial, Inc	3,311
3,064		Northern Trust Corp	208,321
2,792		NorthStar Asset Management Group, Inc	36,101
431		OM Asset Management plc	5,995
750	*,e	On Deck Capital, Inc	4,275
821	*	OneMain Holdings, Inc	25,410
147		Oppenheimer Holdings, Inc	2,101
262		Orchid Island Capital, Inc	2,730
145		Owens Realty Mortgage, Inc	2,511
1,079		PennyMac Mortgage Investment Trust	16,811
324	*	Pico Holdings, Inc	3,820
236	*	Piper Jaffray Cos	11,399
271	e	PJT Partners, Inc	7,390
719	*	PRA Group, Inc	24,834
189		Pzena Investment Management, Inc (Class A)	1,455
1,951		Raymond James Financial, Inc	113,568
1,174		Redwood Trust, Inc	16,624
143	*	Regional Management Corp	3,096
422		Resource Capital Corp	5,406
3,940		S&P Global, Inc	498,646
296	*	Safeguard Scientifics, Inc	3,836
1,619	*	Santander Consumer USA Holdings, Inc	19,687
1,854		SEI Investments Co	84,561
111		Silvercrest Asset Management Group, Inc	1,318
6,595	*	SLM Corp	49,265
3,583		Starwood Property Trust, Inc	80,689
5,893		State Street Corp	410,330
977	*	Stifel Financial Corp	37,566
12,611		Synchrony Financial	353,108
3,832		T Rowe Price Group, Inc	254,828
3,702		TD Ameritrade Holding Corp	130,458
433		Tiptree Financial, Inc	2,572
5,213		Two Harbors Investment Corp	44,467
438	m	United Development Funding IV	1,402
382		Virtu Financial, Inc	5,719
95		Virtus Investment Partners, Inc	9,297
3,247		Voya Financial, Inc	93,579
1,207		Waddell & Reed Financial, Inc (Class A)	21,919
614		Western Asset Mortgage Capital Corp	6,398
113		Westwood Holdings Group, Inc	6,001
1,867	e	WisdomTree Investments, Inc	19,211
90	*,e	World Acceptance Corp	4,414

		TOTAL DIVERSIFIED FINANCIALS	14,162,246

ENERGY - 6.6%
1,395	*	Abraxas Petroleum Corp	2,358
30		Adams Resources & Energy, Inc	1,180

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

730		Alon USA Energy, Inc	$5,884
8,425		Anadarko Petroleum Corp	533,808
2,539	*	Antero Resources Corp	68,426
5,663		Apache Corp	361,696
999		Archrock, Inc	13,067
242	e	Ardmore Shipping Corp	1,704
210	e	Atwood Oceanics, Inc	1,825
6,543		Baker Hughes, Inc	330,225
739	*	Bill Barrett Corp	4,109
499	e	Bristow Group, Inc	6,996
6,763		Cabot Oil & Gas Corp	174,485
488	*,e	California Resources Corp	6,100
1,852	*	Callon Petroleum Co	29,076
335		CARBO Ceramics, Inc	3,665
852	*	Carrizo Oil & Gas, Inc	34,608
2,866	*	Cheniere Energy, Inc	124,958
9,184	*,e	Chesapeake Energy Corp	57,584
28,522		Chevron Corp	2,935,484
1,379		Cimarex Energy Co	185,296
276	*,e	Clayton Williams Energy, Inc	23,581
1,943	*	Clean Energy Fuels Corp	8,685
2,111	*	Concho Resources, Inc	289,946
18,549		ConocoPhillips	806,325
3,461		Consol Energy, Inc	66,451
368	*	Contango Oil & Gas Co	3,761
1,298	*,e	Continental Resources, Inc	67,444
212	e	CVR Energy, Inc	2,919
318	*	Dawson Geophysical Co	2,426
967		Delek US Holdings, Inc	16,719
7,928	*,e	Denbury Resources, Inc	25,607
7,802	*	Devon Energy Corp	344,146
1,341		DHT Holdings, Inc	5,619
994	e	Diamond Offshore Drilling, Inc	17,504
1,268	*	Diamondback Energy, Inc	122,413
385	*,e	Dorian LPG Ltd	2,310
582	*	Dril-Quip, Inc	32,441
1,505		Energen Corp	86,869
4,645		Ensco plc	39,483
8,377		EOG Resources, Inc	810,140
571	*,e	EP Energy Corp	2,501
2,543		EQT Corp	184,673
272	*	Era Group, Inc	2,190
619	*,e	Erin Energy Corp	1,455
468		Evolution Petroleum Corp	2,939
2,241	*,e	EXCO Resources, Inc	2,398
499	*	Exterran Corp	7,824
63,259	d	Exxon Mobil Corp	5,521,246
1,053	*	Fairmount Santrol Holdings, Inc	8,929
3,519	*	FMC Technologies, Inc	104,409
928	*	Forum Energy Technologies, Inc	18,430
539	e	Frank’s International NV	7,007
968	e	Frontline Ltd	6,941
635	e	GasLog Ltd	9,239
430	*,e	Gener8 Maritime, Inc	2,202
283	*	Geospace Technologies Corp	5,513
1,362		Golar LNG Ltd	28,874
569		Green Plains Renewable Energy, Inc	14,908
1,966	*	Gulfport Energy Corp	55,540
12,818		Halliburton Co	575,272
1,588	*	Helix Energy Solutions Group, Inc	12,910
1,507	e	Helmerich & Payne, Inc	101,421
4,205		Hess Corp	225,472
2,192		HollyFrontier Corp	53,704
615	*,e	Hornbeck Offshore Services, Inc	3,383
489	*	Independence Contract Drilling, Inc	2,567

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13	*,e	Isramco, Inc	$1,084
503	*,e	Jones Energy, Inc (Class A)	1,791
28,768		Kinder Morgan, Inc	665,404
2,251	*,e	Kosmos Energy LLC	14,429
2,081	*	Laredo Petroleum Holdings, Inc	26,845
12,505		Marathon Oil Corp	197,704
7,854		Marathon Petroleum Corp	318,794
1,269	*	Matador Resources Co	30,887
383	*	Matrix Service Co	7,185
4,780	*	McDermott International, Inc	23,948
2,551	e	Murphy Oil Corp	77,550
4,427		Nabors Industries Ltd	53,832
5,627		National Oilwell Varco, Inc	206,736
180	*	Natural Gas Services Group, Inc	4,426
764	e	Navios Maritime Acq Corp	1,031
3,066	*	Newfield Exploration Co	133,248
1,448	*	Newpark Resources, Inc	10,657
3,722	e	Noble Corp plc	23,598
6,478		Noble Energy, Inc	231,524
1,280	e	Nordic American Tanker Shipping	12,941
911	*,e	Northern Oil And Gas, Inc	2,441
3,333	*	Oasis Petroleum, Inc	38,230
11,607		Occidental Petroleum Corp	846,382
1,507		Oceaneering International, Inc	41,458
784	*	Oil States International, Inc	24,751
3,044		Oneok, Inc	156,431
546		Overseas Shipholding Group, Inc	5,771
627	*	Pacific Ethanol, Inc	4,333
355		Panhandle Oil and Gas, Inc (Class A)	6,223
482	*	Par Petroleum Corp	6,305
2,265	*	Parker Drilling Co	4,915
2,314	*	Parsley Energy, Inc	77,542
2,231		Patterson-UTI Energy, Inc	49,907
1,508	e	PBF Energy, Inc	34,141
707	*	PDC Energy, Inc	47,411
176	*	PHI, Inc	3,198
6,919		Phillips 66	557,325
1,182	*	Pioneer Energy Services Corp	4,775
2,430		Pioneer Natural Resources Co	451,130
3,400		Questar Market Resources, Inc	66,402
3,133		Range Resources Corp	121,404
641	*,e	Renewable Energy Group, Inc	5,429
92	*	Rex American Resources Corp	7,798
1,841	*	Rice Energy, Inc	48,069
159	*	RigNet, Inc	2,404
626	*	Ring Energy, Inc	6,855
1,813		Rowan Cos plc	27,485
849	*,e	RPC, Inc	14,263
1,208	*	RSP Permian, Inc	46,846
847	*	Sanchez Energy Corp	7,487
21,116		Schlumberger Ltd	1,660,562
2,573		Scorpio Tankers, Inc	11,913
341	*,e	SEACOR Holdings, Inc	20,286
9,525	*,e	Seadrill Ltd	22,574
681		SemGroup Corp	24,080
859	e	Ship Finance International Ltd	12,653
1,451		SM Energy Co	55,980
7,432	*	Southwestern Energy Co	102,859
10,782		Spectra Energy Corp	460,931
2,325		Superior Energy Services	41,618
2,737	*,e	Synergy Resources Corp	18,967
2,410		Targa Resources Investments, Inc	118,355
671	e	Teekay Corp	5,173
1,777		Teekay Tankers Ltd (Class A)	4,496
615		Tesco Corp	5,018

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,764		Tesoro Corp	$140,344
1,431	*	Tetra Technologies, Inc	8,743
716	e	Tidewater, Inc	2,019
5,322	e	Transocean Ltd (NYSE)	56,733
1,103	*	Unit Corp	20,516
983		US Silica Holdings Inc	45,768
7,267		Valero Energy Corp	385,151
923	*,e	W&T Offshore, Inc	1,624
12,137	*	Weatherford International Ltd	68,210
1,106		Western Refining, Inc	29,265
292	*	Westmoreland Coal Co	2,587
4,139	*,e	Whiting Petroleum Corp	36,175
701	*	Willbros Group, Inc	1,318
10,277		Williams Cos, Inc	315,812
1,068		World Fuel Services Corp	49,406
5,399	*	WPX Energy, Inc	71,213

		TOTAL ENERGY	23,180,344

FOOD & STAPLES RETAILING - 1.9%
418		Andersons, Inc	15,123
530		Casey’s General Stores, Inc	63,680
300	*,e	Chefs’ Warehouse Holdings, Inc	3,342
6,611		Costco Wholesale Corp	1,008,244
16,280		CVS Health Corp	1,448,757
213		Ingles Markets, Inc (Class A)	8,422
14,215		Kroger Co	421,901
95	*	Natural Grocers by Vitamin C	1,060
462	*	Performance Food Group Co	11,458
308		Pricesmart, Inc	25,798
15,881	*	Rite Aid Corp	122,125
389	*,e	Smart & Final Stores, Inc	4,968
546		Spartan Stores, Inc	15,790
1,763	*	Sprouts Farmers Market, Inc	36,406
3,759	*	Supervalu, Inc	18,757
8,125		Sysco Corp	398,206
759	*	United Natural Foods, Inc	30,390
695	*	US Foods Holding Corp	16,409
77		Village Super Market (Class A)	2,465
13,044		Walgreens Boots Alliance, Inc	1,051,607
22,952		Wal-Mart Stores, Inc	1,655,299
148		Weis Markets, Inc	7,844
4,900	e	Whole Foods Market, Inc	138,915

		TOTAL FOOD & STAPLES RETAILING	6,506,966

FOOD, BEVERAGE & TOBACCO - 4.9%
100		Alico, Inc	2,686
98	*	Alliance One International, Inc	1,874
29,679		Altria Group, Inc	1,876,603
373	*,e	Amplify Snack Brands, Inc	6,043
8,593		Archer Daniels Midland Co	362,367
966		B&G Foods, Inc (Class A)	47,508
926	*	Blue Buffalo Pet Products, Inc	22,002
130	*,e	Boston Beer Co, Inc (Class A)	20,184
966		Brown-Forman Corp	48,058
2,892		Brown-Forman Corp (Class B)	137,196
1,992		Bunge Ltd	117,986
271		Calavo Growers, Inc	17,732
486	e	Cal-Maine Foods, Inc	18,730
2,795		Campbell Soup Co	152,886
72		Coca-Cola Bottling Co Consolidated	10,668
59,103		Coca-Cola Co	2,501,239
6,740		ConAgra Foods, Inc	317,521
2,474		Constellation Brands, Inc (Class A)	411,896

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

142	*	Craft Brewers Alliance, Inc	$2,674
2,386	*	Darling International, Inc	32,235
1,357		Dean Foods Co	22,255
2,766		Dr Pepper Snapple Group, Inc	252,563
200	*	Farmer Bros Co	7,110
2,671	e	Flowers Foods, Inc	40,386
499		Fresh Del Monte Produce, Inc	29,890
307	*,e	Freshpet, Inc	2,656
8,890		General Mills, Inc	567,893
1,516	*	Hain Celestial Group, Inc	53,939
2,092		Hershey Co	199,995
3,933		Hormel Foods Corp	149,179
1,147		Ingredion, Inc	152,620
281	*	Inventure Foods, Inc	2,641
187		J&J Snack Foods Corp	22,275
1,729		J.M. Smucker Co	234,349
121		John B. Sanfilippo & Son, Inc	6,211
3,661		Kellogg Co	283,618
9,077		Kraft Heinz Co	812,482
289		Lancaster Colony Corp	38,174
359	*	Landec Corp	4,814
244	*	Lifeway Foods, Inc	4,133
150		Limoneira Co	2,835
1,724		McCormick & Co, Inc	172,262
2,788		Mead Johnson Nutrition Co	220,280
188	e	Mgp Ingredients, Inc	7,618
2,557		Molson Coors Brewing Co (Class B)	280,759
22,685		Mondelez International, Inc	995,872
2,078	*	Monster Beverage Corp	305,071
177	*,e	National Beverage Corp	7,797
311	*	Omega Protein Corp	7,268
21,911		PepsiCo, Inc	2,383,259
23,509		Philip Morris International, Inc	2,285,545
908		Pilgrim’s Pride Corp	19,177
1,937		Pinnacle Foods, Inc	97,179
1,066	*	Post Holdings, Inc	82,263
315	*	Primo Water Corp	3,821
12,647		Reynolds American, Inc	596,306
304	e	Sanderson Farms, Inc	29,284
4	*	Seaboard Corp	13,760
134	*	Seneca Foods Corp	3,784
1,236		Snyder’s-Lance, Inc	41,505
309	*	Synutra International, Inc	1,316
359	e	Tootsie Roll Industries, Inc	13,222
756	*	TreeHouse Foods, Inc	65,916
4,349		Tyson Foods, Inc (Class A)	324,740
340		Universal Corp	19,795
1,421	e	Vector Group Ltd	30,587
2,754	*	WhiteWave Foods Co (Class A)	149,900

		TOTAL FOOD, BEVERAGE & TOBACCO	17,156,392

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
155	*,e	AAC Holdings, Inc	2,695
339		Abaxis, Inc	17,499
22,302		Abbott Laboratories	943,152
657	*	Abiomed, Inc	84,477
1,127	*	Acadia Healthcare Co, Inc	55,843
1,151	*,e	Accuray, Inc	7,332
413		Aceto Corp	7,843
85	*	Addus HomeCare Corp	2,224
366	*,e	Adeptus Health, Inc	15,756
5,203		Aetna Inc	600,686
564	*,e	Air Methods Corp	17,760

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,169	*	Alere, Inc	$50,548
1,146	*	Align Technology, Inc	107,437
2,770	*	Allscripts Healthcare Solutions, Inc	36,481
127	*	Almost Family, Inc	4,670
248	*	Amedisys, Inc	11,765
137	*	American Renal Associates Holdings, Inc	2,503
2,654		AmerisourceBergen Corp	214,390
725	*	AMN Healthcare Services, Inc	23,106
835	*,e	Amsurg Corp	55,987
192		Analogic Corp	17,011
364	*	Angiodynamics, Inc	6,385
216	*	Anika Therapeutics, Inc	10,336
3,938		Anthem, Inc	493,471
602	*,e	athenahealth, Inc	75,924
480	*,e	AtriCure, Inc	7,594
28		Atrion Corp	11,945
3,197	*	Avinger, Inc	15,250
376	*	AxoGen, Inc	3,395
1,096		Bard (C.R.), Inc	245,811
7,451		Baxter International, Inc	354,668
3,207		Becton Dickinson & Co	576,394
918	*,e	BioScrip, Inc	2,653
405	*	BioTelemetry, Inc	7,521
20,144	*	Boston Scientific Corp	479,427
2,839	*	Brookdale Senior Living, Inc	49,541
484		Cantel Medical Corp	37,742
442	*	Capital Senior Living Corp	7,426
4,874		Cardinal Health, Inc	378,710
459	*	Cardiovascular Systems, Inc	10,897
598	*	Castlight Health, Inc	2,488
2,455	*	Centene Corp	164,387
4,371	*	Cerner Corp	269,909
1,570	*,e	Cerus Corp	9,750
211		Chemed Corp	29,766
3,798		Cigna Corp	494,955
240	*	Civitas Solutions, Inc	4,382
1,691	*,e	Community Health Systems, Inc	19,514
168	e	Computer Programs & Systems, Inc	4,378
477	*,e	ConforMIS, Inc	4,732
422		Conmed Corp	16,905
681		Cooper Cos, Inc	122,076
312	*,e	Corindus Vascular Robotics, Inc	346
163	*	Corvel Corp	6,259
195	*	Cotiviti Holdings, Inc	6,538
459	*	Cross Country Healthcare, Inc	5,407
480		CryoLife, Inc	8,434
202	*	Cutera, Inc	2,408
362	*	Cynosure, Inc (Class A)	18,440
2,587	*	DaVita, Inc	170,923
3,406		DENTSPLY SIRONA, Inc	202,419
1,181	*	DexCom, Inc	103,526
703	*,e	Diplomat Pharmacy, Inc	19,691
3,151	*	Edwards Lifesciences Corp	379,885
1,168	*	Endologix, Inc	14,950
737		Ensign Group, Inc	14,836
75	*	Entellus Medical, Inc	1,663
2,869	*	Envision Healthcare Holdings, Inc	63,893
226	*,e	Evolent Health, Inc	5,564
165	*	Exactech, Inc	4,460
9,662	*	Express Scripts Holding Co	681,461
1,168	*,e	Genesis Health Care, Inc	3,119
665	*	GenMark Diagnostics, Inc	7,847
254	*	Glaukos Corp	9,586
1,078	*	Globus Medical, Inc	24,330
782	*	Haemonetics Corp	28,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

725	*	Halyard Health, Inc	$25,128
4,585	*	HCA Holdings, Inc	346,764
768	*	HealthEquity, Inc	29,069
1,389		Healthsouth Corp	56,352
367	*	HealthStream, Inc	10,129
492	*	Healthways, Inc	13,018
1,211	*	Henry Schein, Inc	197,369
1,013		Hill-Rom Holdings, Inc	62,786
1,267	*	HMS Holdings Corp	28,089
4,308	*	Hologic, Inc	167,280
2,227		Humana, Inc	393,934
226	*	ICU Medical, Inc	28,562
1,295	*	Idexx Laboratories, Inc	145,985
2,244	*	IMS Health Holdings, Inc	70,327
252	*	Inogen Inc	15,095
904	*	Inovalon Holdings, Inc	13,298
877	*	Insulet Corp	35,904
472	*	Integer Holding Corp	10,238
483	*	Integra LifeSciences Holdings Corp	39,872
564	*	Intuitive Surgical, Inc	408,804
463		Invacare Corp	5,172
376	*,e	InVivo Therapeutics Holdings Corp	2,557
44	*,e	iRadimed Corp	748
116	*	IRIDEX Corp	1,681
385	*,e	K2M Group Holdings, Inc	6,845
486		Kindred Healthcare, Inc	4,967
1,512	*	Laboratory Corp of America Holdings	207,870
128		Landauer, Inc	5,693
185		LeMaitre Vascular, Inc	3,670
232	*	LHC Group, Inc	8,556
498	*	LifePoint Hospitals, Inc	29,497
519	*	Magellan Health Services, Inc	27,886
633	*	Masimo Corp	37,657
3,361		McKesson Corp	560,447
828	*	Medidata Solutions, Inc	46,169
1,412	*	MEDNAX, Inc	93,545
21,276		Medtronic plc	1,838,246
646		Meridian Bioscience, Inc	12,461
638	*	Merit Medical Systems, Inc	15,497
660	*	Molina Healthcare, Inc	38,491
173		National Healthcare Corp	11,416
133		National Research Corp	2,167
500	*	Natus Medical, Inc	19,645
585	*	Neogen Corp	32,725
391	*	Nevro Corp	40,816
1,036	*,e	Nobilis Health Corp	3,471
777	*,e	Novocure Ltd	6,636
757	*	NuVasive, Inc	50,462
969	*	NxStage Medical, Inc	24,215
517	*	Omnicell, Inc	19,801
749	*	OraSure Technologies, Inc	5,969
267	*	Orthofix International NV	11,420
999		Owens & Minor, Inc	34,695
286	*,e	Oxford Immunotec Global plc	3,592
1,361	e	Patterson Cos, Inc	62,524
390	*	Penumbra, Inc	29,636
435	*	PharMerica Corp	12,210
707	*	Premier, Inc	22,864
341	*	Press Ganey Holdings, Inc	13,776
199	*	Providence Service Corp	9,677
724		Quality Systems, Inc	8,196
2,187		Quest Diagnostics, Inc	185,086
382	*	Quidel Corp	8,438
377	*	Quorum Health Corp	2,364
576	*	RadNet, Inc	4,262

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,006		Resmed, Inc	$129,969
726	*,e	Rockwell Medical, Inc	4,864
837	*	RTI Biologics, Inc	2,620
194	*,e	Second Sight Medical Products, Inc	683
1,633	*	Select Medical Holdings Corp	22,045
439	*	Senseonics Holdings, Inc	1,712
659	*	Spectranetics Corp	16,534
4,331		St. Jude Medical, Inc	345,441
515	*	Staar Surgical Co	4,841
5,154		Stryker Corp	599,977
278	*	Surgery Partners, Inc	5,627
412	*	Surgical Care Affiliates, Inc	20,089
310	*	SurModics, Inc	9,328
255	*	Tandem Diabetes Care, Inc	1,953
1,041	*	Team Health Holdings, Inc	33,895
455	*,e	Teladoc, Inc	8,331
623		Teleflex, Inc	104,695
1,253	*	Tenet Healthcare Corp	28,393
989	*	TransEnterix, Inc	1,671
334	*	Triple-S Management Corp (Class B)	7,325
14,222		UnitedHealth Group, Inc	1,991,080
892		Universal American Corp	6,824
1,322		Universal Health Services, Inc (Class B)	162,897
178		US Physical Therapy, Inc	11,161
52		Utah Medical Products, Inc	3,110
1,468	*	Varian Medical Systems, Inc	146,110
249	*	Vascular Solutions, Inc	12,009
1,249	*	VCA Antech, Inc	87,405
1,482	*	Veeva Systems, Inc	61,177
202	*	Veracyte, Inc	1,537
375	*	Vocera Communications, Inc	6,337
685	*	WellCare Health Plans, Inc	80,207
1,017		West Pharmaceutical Services, Inc	75,766
1,583	*	Wright Medical Group NV	38,831
471	*	Zeltiq Aesthetics, Inc	18,473
2,829		Zimmer Holdings, Inc	367,827

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	18,074,263

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
6,726		Avon Products, Inc	38,069
135	*	Central Garden & Pet Co	3,510
580	*	Central Garden and Pet Co (Class A)	14,384
3,786		Church & Dwight Co, Inc	181,425
1,933		Clorox Co	241,973
13,182		Colgate-Palmolive Co	977,314
693	e	Coty, Inc	16,286
909		Edgewell Personal Care Co	72,284
894		Energizer Holdings, Inc	44,664
3,395		Estee Lauder Cos (Class A)	300,661
1,141	*,e	Herbalife Ltd	70,731
1,740	*	HRG Group, Inc	27,318
253		Inter Parfums, Inc	8,164
5,488		Kimberly-Clark Corp	692,256
196	*	Lifevantage Corp	1,854
152		Medifast, Inc	5,744
111	e	Natural Health Trends Corp	3,137
140		Nature’s Sunshine Products, Inc	2,240
843		Nu Skin Enterprises, Inc (Class A)	54,610
127	*	Nutraceutical International Corp	3,967
63		Oil-Dri Corp of America	2,371
108	e	Orchids Paper Products Co	2,941
40,425		Procter & Gamble Co	3,628,144
162	*	Revlon, Inc (Class A)	5,958
381		Spectrum Brands, Inc	52,460
85	*	USANA Health Sciences, Inc	11,760
215		WD-40 Co	24,172

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,488,397

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 4.0%
6,206		Aflac, Inc	$446,025
215	*	Alleghany Corp	112,879
1,356		Allied World Assurance Co Holdings Ltd	54,810
5,797		Allstate Corp	401,036
653	*	AMBAC Financial Group, Inc	12,009
1,193		American Equity Investment Life Holding Co	21,152
1,128		American Financial Group, Inc	84,600
16,839		American International Group, Inc	999,226
66		American National Insurance Co	8,049
276		Amerisafe, Inc	16,223
1,346		Amtrust Financial Services, Inc	36,113
3,930		Aon plc	442,086
1,707	*	Arch Capital Group Ltd	135,297
443		Argo Group International Holdings Ltd	24,994
2,517		Arthur J. Gallagher & Co	128,040
930		Aspen Insurance Holdings Ltd	43,329
954		Assurant, Inc	88,006
2,057		Assured Guaranty Ltd	57,082
154	*	Atlas Financial Holdings, Inc	2,429
1,429		Axis Capital Holdings Ltd	77,638
125		Baldwin & Lyons, Inc (Class B)	3,204
28,690	*	Berkshire Hathaway, Inc (Class B)	4,144,844
99	e	Blue Capital Reinsurance Holdings Ltd	1,814
1,815		Brown & Brown, Inc	68,444
7,029		Chubb Ltd	883,194
2,193		Cincinnati Financial Corp	165,396
712	*,e	Citizens, Inc (Class A)	6,664
549		CNA Financial Corp	18,891
2,753		Conseco, Inc	42,038
300		Crawford & Co (Class B)	3,405
143		Donegal Group, Inc (Class A)	2,304
282	*	eHealth, Inc	3,161
124		EMC Insurance Group, Inc	3,339
488		Employers Holdings, Inc	14,557
1,001		Endurance Specialty Holdings Ltd	65,515
207	*	Enstar Group Ltd	34,045
299		Erie Indemnity Co (Class A)	30,519
599		Everest Re Group Ltd	113,792
150		FBL Financial Group, Inc (Class A)	9,596
201		Federated National Holding Co	3,757
176	e	Fidelity & Guaranty Life	4,081
1,654		First American Financial Corp	64,969
4,052		FNF Group	149,559
7,696	*	Genworth Financial, Inc (Class A)	38,172
420	*	Greenlight Capital Re Ltd (Class A)	8,585
198	*	Hallmark Financial Services	2,037
654		Hanover Insurance Group, Inc	49,325
5,991		Hartford Financial Services Group, Inc	256,535
121		HCI Group, Inc	3,674
362		Heritage Insurance Holdings, Inc	5,216
622		Horace Mann Educators Corp	22,796
102		Independence Holding Co	1,752
166		Infinity Property & Casualty Corp	13,717
23		Investors Title Co	2,289
222		James River Group Holdings Ltd	8,036
614		Kemper Corp	24,142
3,599		Lincoln National Corp	169,081
4,460		Loews Corp	183,529
910		Maiden Holdings Ltd	11,548
201	*	Markel Corp	186,683
8,007		Marsh & McLennan Cos, Inc	538,471
2,099	*	MBIA, Inc	16,351
265		Mercury General Corp	14,535

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,911		Metlife, Inc	$618,066
742		National General Holdings Corp	16,502
95		National Interstate Corp	3,090
33		National Western Life Group, Inc	6,777
73		Navigators Group, Inc	7,075
3,737		Old Republic International Corp	65,846
313		OneBeacon Insurance Group Ltd (Class A)	4,470
230	*,e	Patriot National, Inc	2,072
736	e	Primerica, Inc	39,030
3,915		Principal Financial Group	201,662
924		ProAssurance Corp	48,492
8,683		Progressive Corp	273,515
6,608		Prudential Financial, Inc	539,543
987		Reinsurance Group of America, Inc (Class A)	106,537
703		RenaissanceRe Holdings Ltd	84,472
458		RLI Corp	31,309
216		Safety Insurance Group, Inc	14,520
874		Selective Insurance Group, Inc	34,838
200		State Auto Financial Corp	4,762
436		State National Cos, Inc	4,848
351		Stewart Information Services Corp	15,602
1,151	*	Third Point Reinsurance Ltd	13,812
1,834		Torchmark Corp	117,174
4,487		Travelers Cos, Inc	513,986
239	*,e	Trupanion, Inc	4,039
104	*	United America Indemnity Ltd	3,089
349		United Fire & Casualty Co	14,770
255		United Insurance Holdings Corp	4,330
503	e	Universal Insurance Holdings, Inc	12,676
3,672		UnumProvident Corp	129,658
1,170		Validus Holdings Ltd	58,289
1,479		W.R. Berkley Corp	85,427
64		White Mountains Insurance Group Ltd	53,120
4,308		XL Group Ltd	144,878

		TOTAL INSURANCE	13,862,861

MATERIALS - 3.3%
412		A. Schulman, Inc	11,997
78		AEP Industries, Inc	8,531
332	*,e	AgroFresh Solutions, Inc	1,756
2,924		Air Products & Chemicals, Inc	439,594
5,099	*,e	AK Steel Holding Corp	24,628
1,735		Albemarle Corp	148,325
19,395		Alcoa, Inc	196,665
1,671	e	Allegheny Technologies, Inc	30,195
429		American Vanguard Corp	6,890
136		Ampco-Pittsburgh Corp	1,508
959		Aptargroup, Inc	74,236
921		Ashland Global Holdings, Inc	106,790
1,375		Avery Dennison Corp	106,961
2,441	*	Axalta Coating Systems Ltd	69,007
485		Balchem Corp	37,602
2,631		Ball Corp	215,610
1,278		Bemis Co, Inc	65,191
1,866	*	Berry Plastics Group, Inc	81,824
571	*	Boise Cascade Co	14,503
945		Cabot Corp	49,527
730		Calgon Carbon Corp	11,074
723		Carpenter Technology Corp	29,831
2,174		Celanese Corp (Series A)	144,701
742	*	Century Aluminum Co	5,157
3,608		CF Industries Holdings, Inc	87,855
90		Chase Corp	6,221

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,791		Chemours Co	$44,656
982	*	Chemtura	32,219
261	*	Clearwater Paper Corp	16,879
3,261	*,e	Cliffs Natural Resources, Inc	19,077
490	*	Codexis, Inc	2,176
3,457	*	Coeur Mining, Inc	40,896
1,716		Commercial Metals Co	27,782
518	e	Compass Minerals International, Inc	38,177
2,078	*	Crown Holdings, Inc	118,633
153		Deltic Timber Corp	10,363
915		Domtar Corp	33,974
17,055		Dow Chemical Co	883,961
723		Eagle Materials, Inc	55,888
2,284		Eastman Chemical Co	154,581
4,015		Ecolab, Inc	488,706
13,291		EI du Pont de Nemours & Co	890,098
1,171	*	Ferro Corp	16,172
1,000		Ferroglobe plc	9,030
835	*,e	Flotek Industries, Inc	12,141
2,122		FMC Corp	102,578
19,835		Freeport-McMoRan Copper & Gold, Inc (Class B)	215,408
353		FutureFuel Corp	3,982
1,091	*	GCP Applied Technologies, Inc	30,897
816	*,e	Gold Resource Corp	6,055
4,828		Graphic Packaging Holding Co	67,544
87		Greif, Inc	5,271
395		Greif, Inc (Class A)	19,588
768		H.B. Fuller Co	35,689
54	*	Handy & Harman Ltd	1,136
142		Hawkins, Inc	6,153
193		Haynes International, Inc	7,162
1,118	*	Headwaters, Inc	18,917
5,828		Hecla Mining Co	33,220
3,115		Huntsman Corp	50,681
658	*	Ingevity Corp	30,334
294		Innophos Holdings, Inc	11,475
351		Innospec, Inc	21,344
1,160		International Flavors & Fragrances, Inc	165,845
6,123		International Paper Co	293,782
255		Kaiser Aluminum Corp	22,055
1,314		Kapstone Paper and Packaging Corp	24,861
139		KMG Chemicals, Inc	3,938
296	*	Koppers Holdings, Inc	9,525
448	*	Kraton Polymers LLC	15,698
274		Kronos Worldwide, Inc	2,272
2,147	*	Louisiana-Pacific Corp	40,428
315	*,e	LSB Industries, Inc	2,703
5,367		LyondellBasell Industries AF S.C.A	432,902
982		Martin Marietta Materials, Inc	175,886
300		Materion Corp	9,213
492		Minerals Technologies, Inc	34,780
6,671		Monsanto Co	681,776
5,160		Mosaic Co	126,214
320	*	Multi Packaging Solutions International Ltd	4,611
371		Myers Industries, Inc	4,819
240		Neenah Paper, Inc	18,962
103		NewMarket Corp	44,220
7,938		Newmont Mining Corp	311,884
4,904		Nucor Corp	242,503
2,434		Olin Corp	49,946
163		Olympic Steel, Inc	3,602
992	*	Omnova Solutions, Inc	8,373
2,473	*	Owens-Illinois, Inc	45,479
1,444		Packaging Corp of America	117,339
658		PH Glatfelter Co	14,265

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,532	*,e	Platform Specialty Products Corp	$20,535
1,282		PolyOne Corp	43,344
3,964		PPG Industries, Inc	409,719
4,268		Praxair, Inc	515,702
190		Quaker Chemical Corp	20,127
593	e	Rayonier Advanced Materials, Inc	7,928
362	*	Real Industry, Inc	2,215
1,075		Reliance Steel & Aluminum Co	77,432
884		Royal Gold, Inc	68,448
1,904		RPM International, Inc	102,283
164	*	Ryerson Holding Corp	1,852
387		Schnitzer Steel Industries, Inc (Class A)	8,088
438		Schweitzer-Mauduit International, Inc	16,889
610		Scotts Miracle-Gro Co (Class A)	50,795
2,978		Sealed Air Corp	136,452
694		Sensient Technologies Corp	52,605
1,202		Sherwin-Williams Co	332,545
600		Silgan Holdings, Inc	30,354
1,536		Sonoco Products Co	81,147
1,344	e	Southern Copper Corp (NY)	35,347
3,620		Steel Dynamics, Inc	90,464
302		Stepan Co	21,943
1,878	*	Stillwater Mining Co	25,090
816	*	Summit Materials, Inc	15,137
936		SunCoke Energy, Inc	7,507
4,643		Tahoe Resources, Inc	59,570
579		TimkenSteel Corp	6,051
254	*	Trecora Resources	2,901
394		Tredegar Corp	7,324
388		Trinseo S.A.	21,945
974	e	Tronox Ltd	9,126
97	*	UFP Technologies, Inc	2,571
30		United States Lime & Minerals, Inc	1,980
2,110	e	United States Steel Corp	39,795
210	*	US Concrete, Inc	9,674
1,262		Valspar Corp	133,860
2,046		Vulcan Materials Co	232,692
584		Westlake Chemical Corp	31,244
3,880		WestRock Co	188,102
702	*	Worthington Industries, Inc	33,717
1,089		WR Grace & Co	80,368

		TOTAL MATERIALS	11,481,771

MEDIA - 2.9%
301		AMC Entertainment Holdings, Inc	9,358
935	*	AMC Networks, Inc	48,489
72		Cable One, Inc	42,048
409	*	Carmike Cinemas, Inc	13,370
6,031		CBS Corp (Class B)	330,137
2,102	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	4,856
3,050	*	Charter Communications, Inc	823,408
1,638		Cinemark Holdings, Inc	62,703
566		Clear Channel Outdoor Holdings, Inc (Class A)	3,305
36,559		Comcast Corp (Class A)	2,425,324
17	*,e	Daily Journal Corp	3,723
2,314	*,e	Discovery Communications, Inc (Class A)	62,293
3,639	*	Discovery Communications, Inc (Class C)	95,742
3,312	*	DISH Network Corp (Class A)	181,431
375		Entercom Communications Corp (Class A)	4,852
931		Entravision Communications Corp (Class A)	7,104
454	*,e	Eros International plc	6,955
916		EW Scripps Co (Class A)	14,564
1,713		Gannett Co, Inc	19,939
667	*	Global Eagle Entertainment, Inc	5,543

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

966	*	Gray Television, Inc	$10,008
133	*,e	Hemisphere Media Group, Inc	1,696
902	*	Imax Corp	26,131
6,229		Interpublic Group of Cos, Inc	139,218
665		John Wiley & Sons, Inc (Class A)	34,321
170	*,e	Liberty Braves Group (Class A)	2,966
525	*	Liberty Braves Group (Class C)	9,125
392	*	Liberty Broadband Corp (Class A)	27,503
1,596	*	Liberty Broadband Corp (Class C)	114,082
398	*	Liberty Media Group (Class A)	11,403
702	*	Liberty Media Group (Class C)	19,754
1,186	*	Liberty SiriusXM Group (Class A)	40,300
2,648	*	Liberty SiriusXM Group (Class C)	88,470
1,419		Lions Gate Entertainment Corp	28,366
2,021	*	Live Nation, Inc	55,537
187	*	Loral Space & Communications, Inc	7,314
289	*	Madison Square Garden Co	48,959
698		MDC Partners, Inc	7,483
1,666	*	Media General, Inc	30,704
576		Meredith Corp	29,946
895	*	MSG Networks, Inc	16,656
760		National CineMedia, Inc	11,187
604		New Media Investment Group, Inc	9,362
1,171		New York Times Co (Class A)	13,993
5,864		News Corp	81,979
1,884		News Corp (Class B)	26,790
455	e	Nexstar Broadcasting Group, Inc (Class A)	26,258
3,694		Omnicom Group, Inc	313,990
331	*	Radio One, Inc	1,003
444	*	Reading International, Inc	5,927
1,186	e	Regal Entertainment Group (Class A)	25,796
51		Saga Communications, Inc	2,312
165		Salem Communications	970
395		Scholastic Corp	15,547
1,138		Scripps Networks Interactive (Class A)	72,252
1,014		Sinclair Broadcast Group, Inc (Class A)	29,284
28,141	*,e	Sirius XM Holdings, Inc	117,348
1,303	*	Starz-Liberty Capital	40,641
3,394		TEGNA, Inc	74,193
4,823		Thomson Corp	199,576
11,956		Time Warner, Inc	951,817
1,567		Time, Inc	22,690
99	*	Townsquare Media, Inc	925
1,158		Tribune Co	42,290
414	*	tronc, Inc	6,988
16,248		Twenty-First Century Fox, Inc	393,527
7,128		Twenty-First Century Fox, Inc (Class B)	176,347
150	e	Viacom, Inc	6,423
5,097		Viacom, Inc (Class B)	194,196
24,617		Walt Disney Co	2,285,935
583		World Wrestling Entertainment, Inc (Class A)	12,418

		TOTAL MEDIA	10,077,050

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
24,548		AbbVie, Inc	1,548,242
1,406	*,e	Acadia Pharmaceuticals, Inc	44,725
305	*,e	Accelerate Diagnostics, Inc	8,314
422	*	Acceleron Pharma, Inc	15,272
590	*,e	AcelRx Pharmaceuticals, Inc	2,295
1,810	*	Achillion Pharmaceuticals, Inc	14,661
133	*	Aclaris Therapeutics, Inc	3,406
662	*	Acorda Therapeutics, Inc	13,823
265	*,e	Adamas Pharmaceuticals, Inc	4,349
554	*,e	Aduro Biotech, Inc	6,886

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

525	*,e	Advaxis, Inc	$5,612
311	*	Adverum Biotechnologies, Inc	1,278
366	*	Aerie Pharmaceuticals, Inc	13,813
1,104	*,e	Agenus, Inc	7,927
150	*	Agile Therapeutics, Inc	1,047
4,824		Agilent Technologies, Inc	227,162
436	*,e	Agios Pharmaceuticals, Inc	23,030
495	*,e	Aimmune Therapeutics, Inc	7,425
473	*	Akebia Therapeutics, Inc	4,281
1,296	*	Akorn, Inc	35,329
359	*,e	Albany Molecular Research, Inc	5,927
713	*	Alder Biopharmaceuticals, Inc	23,365
3,245	*	Alexion Pharmaceuticals, Inc	397,642
2,322	*	Alkermes plc	109,204
5,990	*	Allergan plc	1,379,557
1,153	*	Alnylam Pharmaceuticals, Inc	78,150
533	*,e	AMAG Pharmaceuticals, Inc	13,064
11,397		Amgen, Inc	1,901,134
1,917	*	Amicus Therapeutics, Inc	14,186
536	*	Amphastar Pharmaceuticals, Inc	10,168
712	*,e	Ampio Pharmaceuticals, Inc	527
480	*,e	Anavex Life Sciences Corp	1,742
112	*,e	ANI Pharmaceuticals, Inc	7,431
506	*,e	Anthera Pharmaceuticals, Inc	1,594
189	*	Applied Genetic Technologies Corp	1,848
216	*	Aptevo Therapeutics, Inc	553
497	*	Aratana Therapeutics, Inc	4,652
333	*	Ardelyx, Inc	4,309
3,482	*	Arena Pharmaceuticals, Inc	6,093
181	*,e	Argos Therapeutics, Inc	900
2,717	*	Ariad Pharmaceuticals, Inc	37,196
2,149	*,e	Array Biopharma, Inc	14,506
1,097	*,e	Arrowhead Research Corp	8,063
356	*,e	Asterias Biotherapeutics, Inc	1,509
361	*	Atara Biotherapeutics, Inc	7,722
1,097	*,e	Athersys, Inc	2,337
88	*	Avexis, Inc	3,626
454	*,e	Axovant Sciences Ltd	6,356
152	*,e	Axsome Therapeutics, Inc	1,198
419	*,e	Bellicum Pharmaceuticals, Inc	8,338
1,100	*	BioCryst Pharmaceuticals, Inc	4,851
3,320	*	Biogen Idec, Inc	1,039,260
2,546	*	BioMarin Pharmaceutical, Inc	235,556
1,243	*,e	Bio-Path Holdings, Inc	1,740
286	*	Bio-Rad Laboratories, Inc (Class A)	46,850
73	*	Biospecifics Technologies Corp	3,334
630		Bio-Techne Corp	68,985
734	*	BioTime, Inc	2,863
582	*,e	Bluebird Bio, Inc	39,448
309	*	Blueprint Medicines Corp	9,177
25,334		Bristol-Myers Squibb Co	1,366,009
1,665		Bruker BioSciences Corp	37,712
487	*	Cambrex Corp	21,652
341	*,e	Cara Therapeutics Inc	2,847
1,409	*	Catalent, Inc	36,409
11,654	*	Celgene Corp	1,218,193
1,443	*,e	Celldex Therapeutics, Inc	5,830
138	*	Cellular Biomedicine Group, Inc	2,001
640	*,e	Cempra, Inc	15,488
1,119	*	Cepheid, Inc	58,960
728	*	Charles River Laboratories International, Inc	60,672
316	*	ChemoCentryx, Inc	1,909
964	*	Chimerix, Inc	5,341
440	*	ChromaDex Corp	1,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

167	*	Cidara Therapeutics, Inc	$1,912
463	*	Clovis Oncology, Inc	16,691
453	*	Coherus Biosciences, Inc	12,131
205	*,e	Collegium Pharmaceutical, Inc	3,948
219	*	Concert Pharmaceuticals Inc	2,214
1,127	*,e	Corcept Therapeutics, Inc	7,325
1,644	*	Curis, Inc	4,291
503	*,e	Cytokinetics, Inc	4,618
316	*	CytomX Therapeutics, Inc	4,955
748	*,e	CytRx Corp	440
928	*,e,m	Depomed, Inc	24,029
274	*	Dermira, Inc	9,267
178	*,e	Dimension Therapeutics, Inc	1,422
1,634	*	Durect Corp	2,271
677	*,e	Dynavax Technologies Corp	7,102
122	*,e	Eagle Pharmaceuticals, Inc	8,540
254	*,e	Edge Therapeutics, Inc	2,644
110	*	Editas Medicine, Inc	1,483
364	*	Egalet Corp	2,770
50	*	Eiger BioPharmaceuticals, Inc	669
14,794		Eli Lilly & Co	1,187,366
433	*	Emergent Biosolutions, Inc	13,652
232	*	Enanta Pharmaceuticals, Inc	6,174
3,260	*	Endo International plc	65,689
543	*,e	Endocyte, Inc	1,678
596	*	Enzo Biochem, Inc	3,034
620	*	Epizyme, Inc	6,101
183	*,e	Esperion Thereapeutics, Inc	2,535
1,491	*,e	Exact Sciences Corp	27,688
3,488	*	Exelixis, Inc	44,612
799	*	FibroGen, Inc	16,539
390	*	Five Prime Therapeutics, Inc	20,471
86	*,e	Flex Pharma, Inc	1,013
295	*	Flexion Therapeutics Inc	5,764
419	*	Fluidigm Corp	3,356
519	*,e	Fortress Biotech, Inc	1,541
173	*,e	Foundation Medicine, Inc	4,040
2,860	*	Galena Biopharma, Inc	1,002
270	*	Genomic Health, Inc	7,808
2,277	*,e	Geron Corp	5,146
20,070		Gilead Sciences, Inc	1,587,938
209	*,e	Global Blood Therapeutics, Inc	4,817
161	*,e	GlycoMimetics Inc	1,151
1,654	*,e	Halozyme Therapeutics, Inc	19,980
487	*	Heron Therapeutics, Inc	8,391
80	*	Heska Corp	4,354
2,468	*	Horizon Pharma plc	44,745
1,665	*,e	Idera Pharmaceuticals, Inc	4,262
462	*	Ignyta, Inc	2,906
2,183	*	Illumina, Inc	396,564
247	*	Immune Design Corp	1,872
1,233	*,e	Immunogen, Inc	3,304
1,305	*,e	Immunomedics, Inc	4,241
1,124	*	Impax Laboratories, Inc	26,639
635	*	INC Research Holdings, Inc	28,308
2,401	*	Incyte Corp	226,390
696	*	Infinity Pharmaceuticals, Inc	1,086
1,228	e	Innoviva, Inc	13,496
286	*,e	Inotek Pharmaceuticals Corp	2,711
1,045	*,e	Inovio Pharmaceuticals, Inc	9,739
884	*	Insmed, Inc	12,836
340	*,e	Insys Therapeutics, Inc	4,009
103	*,e	Intellia Therapeutics, Inc	1,753
253	*,e	Intercept Pharmaceuticals, Inc	41,641
388	*	Intersect ENT, Inc	6,146

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

527	*	Intra-Cellular Therapies, Inc	$8,031
861	*,e	Intrexon Corp	24,125
331	*,e	Invitae Corp	2,900
1,859	*,e	Ionis Pharmaceuticals, Inc	68,114
1,976	*	Ironwood Pharmaceuticals, Inc	31,379
41,687		Johnson & Johnson	4,924,485
968	*,e	Juno Therapeutics, Inc	29,050
499	*	Karyopharm Therapeutics, Inc	4,855
1,346	*,e	Keryx Biopharmaceuticals, Inc	7,147
599	*,e	Kite Pharma, Inc	33,460
222	*	La Jolla Pharmaceutical Co	5,281
429	*,e	Lannett Co, Inc	11,399
657	*,e	Lexicon Pharmaceuticals, Inc	11,872
291	*	Ligand Pharmaceuticals, Inc (Class B)	29,699
664	*,e	Lion Biotechnologies, Inc	5,465
243	*	Lipocine, Inc	1,084
208	*,e	Loxo Oncology, Inc	5,445
588	*	Luminex Corp	13,359
488	*	MacroGenics, Inc	14,596
1,702	*	Mallinckrodt plc	118,766
5,032	*,e	MannKind Corp	3,120
378	*	Medgenics, Inc	2,105
1,035	*	Medicines Co	39,061
458	*,e	MediciNova, Inc	3,430
42,030		Merck & Co, Inc	2,623,092
1,884	*,e	Merrimack Pharmaceuticals, Inc	11,963
388	*	Mettler-Toledo International, Inc	162,894
1,555	*,e	MiMedx Group, Inc	13,342
255	*,e	Minerva Neurosciences, Inc	3,599
140	*	Mirati Therapeutics, Inc	925
985	*	Momenta Pharmaceuticals, Inc	11,515
6,844	*	Mylan NV	260,893
179	*	MyoKardia, Inc	2,925
1,050	*,e	Myriad Genetics, Inc	21,609
188	*	NanoString Technologies, Inc	3,756
263	*	NantKwest, Inc	2,046
414	*,e	Natera, Inc	4,600
1,989	*	Nektar Therapeutics	34,171
820	*	NeoGenomics, Inc	6,740
210	*,e	Neos Therapeutics, Inc	1,382
1,324	*	Neurocrine Biosciences, Inc	67,047
298	*	NewLink Genetics Corp	4,476
4,132	*,e	Novavax, Inc	8,595
185	*,e	Ocular Therapeutix, Inc	1,271
548	*,e	Omeros Corp	6,116
240	*,e	OncoMed Pharmaceuticals, Inc	2,743
466	*	Ophthotech Corp	21,497
4,827	*,e	Opko Health, Inc	51,118
1,615	*,e	Organovo Holdings, Inc	6,121
254	e	Osiris Therapeutics, Inc	1,260
379	*	Otonomy, Inc	6,894
503	*	OvaScience, Inc	3,601
1,153	*,e	Pacific Biosciences of California, Inc	10,331
563	*	Pacira Pharmaceuticals, Inc	19,266
180	*	Paratek Pharmaceuticals, Inc	2,342
732	*	Parexel International Corp	50,837
585	*	Patheon NV	17,334
2,346		PDL BioPharma, Inc	7,859
1,676		PerkinElmer, Inc	94,040
2,041		Perrigo Co plc	188,446
236	*	Pfenex, Inc	2,112
91,166		Pfizer, Inc	3,087,793
903	*	PharmAthene, Inc	2,619
293		Phibro Animal Health Corp	7,964
754	*	Portola Pharmaceuticals, Inc	17,123

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

375	*	PRA Health Sciences, Inc	$21,191
817	*	Prestige Brands Holdings, Inc	39,437
933	*,e	Progenics Pharmaceuticals, Inc	5,906
105	*	Proteostasis Therapeutics, Inc	1,637
536	*	Prothena Corp plc	32,144
488	*,e	PTC Therapeutics, Inc	6,837
358	*	Puma Biotechnology, Inc	24,004
3,203	*	Qiagen NV (NASDAQ)	87,890
1,317	*	Quintiles Transnational Holdings, Inc	106,756
495	*,e	Radius Health, Inc	26,775
1,331	*	Raptor Pharmaceutical Corp	11,939
85	*,e	Reata Pharmaceuticals, Inc	2,241
1,160	*	Regeneron Pharmaceuticals, Inc	466,343
324	*	REGENXBIO, Inc	4,539
621	*,e	Regulus Therapeutics, Inc	2,049
475	*	Repligen Corp	14,340
562	*,e	Retrophin, Inc	12,578
322	*,e	Revance Therapeutics, Inc	5,220
1,285	*	Rigel Pharmaceuticals, Inc	4,716
410	*,e	Sage Therapeutics, Inc	18,880
987	*	Sangamo Biosciences, Inc	4,570
671	*,e	Sarepta Therapeutics, Inc	41,206
780	*	Sciclone Pharmaceuticals, Inc	7,995
1,519	*,e	Seattle Genetics, Inc	82,041
309	*,e	Seres Therapeutics, Inc	3,798
405	*,e	Sorrento Therapeutics, Inc	3,135
305	*,e	Spark Therapeutics, Inc	18,318
972	*	Spectrum Pharmaceuticals, Inc	4,539
213	*	Stemline Therapeutics, Inc	2,307
357	*	Sucampo Pharmaceuticals, Inc (Class A)	4,395
720	*	Supernus Pharmaceuticals, Inc	17,806
2,659	*,e	Synergy Pharmaceuticals, Inc	14,651
1,141	*,e	Synthetic Biologics, Inc	1,963
240	*,e	T2 Biosystems, Inc	1,738
744	*,e	Teligent, Inc	5,654
372	*	TESARO, Inc	37,289
518	*	Tetraphase Pharmaceuticals, Inc	1,984
516	*	TG Therapeutics, Inc	3,994
2,328	*,e	TherapeuticsMD, Inc	15,854
520	*,e	Theravance Biopharma, Inc	18,845
5,964		Thermo Electron Corp	948,634
287	*,e	Titan Pharmaceuticals, Inc	1,688
145	*,e	Tobira Therapeutics, Inc	5,762
146	*,e	Tokai Pharmaceuticals, Inc	223
667	*	Trevena, Inc	4,502
349	*,e	Trovagene, Inc	1,567
563	*	Ultragenyx Pharmaceutical, Inc	39,939
690	*	United Therapeutics Corp	81,475
604	*	Vanda Pharmaceuticals, Inc	10,051
419	*	Versartis, Inc	5,133
3,677	*	Vertex Pharmaceuticals, Inc	320,671
488	*	Vitae Pharmaceuticals, Inc	10,209
321	*,e	Vital Therapies, Inc	1,965
180	*,e	Voyager Therapeutics, Inc	2,162
308	*	vTv Therapeutics, Inc	2,215
1,201	*	VWR Corp	34,060
1,144	*	Waters Corp	181,313
117	*	WaVe Life Sciences Pte Ltd	3,799
233	*,e	XBiotech, Inc	3,136
494	*	Xencor Inc	12,098
240	*	Zafgen, Inc	794
1,888	*,e	ZIOPHARM Oncology, Inc	10,629
6,804		Zoetis Inc	353,876
287	*	Zogenix, Inc	3,280

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29,810,552

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.2%
1,224		Acadia Realty Trust	$44,358
212		Agree Realty Corp	10,481
719		Alexander & Baldwin, Inc	27,624
64		Alexander’s, Inc	26,854
1,127		Alexandria Real Estate Equities, Inc	122,584
196	*,e	Altisource Portfolio Solutions S.A.	6,350
714		American Assets Trust,Inc	30,973
1,916		American Campus Communities, Inc	97,467
2,736		American Homes 4 Rent	59,207
6,434		American Tower Corp	729,165
2,482		Apartment Investment & Management Co (Class A)	113,949
2,941		Apple Hospitality REIT, Inc	54,438
472		Armada Hoffler Properties, Inc	6,325
403		Ashford Hospitality Prime, Inc	5,682
1,205		Ashford Hospitality Trust, Inc	7,097
179	*	AV Homes, Inc	2,979
2,047		AvalonBay Communities, Inc	364,038
262		Bluerock Residential Growth REIT, Inc	3,406
2,285		Boston Properties, Inc	311,423
2,649		Brandywine Realty Trust	41,377
2,800		Brixmor Property Group, Inc	77,812
1,272		Camden Property Trust	106,517
1,293		Care Capital Properties, Inc	36,850
877		CareTrust REIT, Inc	12,962
568		CatchMark Timber Trust Inc	6,640
2,597		CBL & Associates Properties, Inc	31,528
4,546	*	CBRE Group, Inc	127,197
1,224		Cedar Realty Trust, Inc	8,813
572		Chatham Lodging Trust	11,011
909		Chesapeake Lodging Trust	20,816
277		City Office REIT, Inc	3,526
998		Colony Starwood Homes	28,643
1,903		Columbia Property Trust, Inc	42,608
1,776		Communications Sales & Leasing, Inc	55,784
199		Community Healthcare Trust, Inc	4,362
74		Consolidated-Tomoka Land Co	3,788
185		CorEnergy Infrastructure Trust, Inc	5,426
598		Coresite Realty	44,276
1,456		Corporate Office Properties Trust	41,278
1,864		Corrections Corp of America	25,854
3,339		Cousins Properties, Inc	34,859
5,043		Crown Castle International Corp	475,101
2,790		CubeSmart	76,055
962		CyrusOne, Inc	45,762
1,403		DCT Industrial Trust, Inc	68,116
4,755		DDR Corp	82,880
2,097		DiamondRock Hospitality Co	19,083
2,186		Digital Realty Trust, Inc	212,304
2,163		Douglas Emmett, Inc	79,231
5,343		Duke Realty Corp	146,024
1,144		DuPont Fabros Technology, Inc	47,190
359		Easterly Government Properties, Inc	6,850
554		EastGroup Properties, Inc	40,752
1,108		Education Realty Trust, Inc	47,799
2,070		Empire State Realty Trust, Inc	43,366
976		Entertainment Properties Trust	76,850
1,074		Equinix, Inc	386,908
1,880	*	Equity Commonwealth	56,814
1,118		Equity Lifestyle Properties, Inc	86,287
1,411		Equity One, Inc	43,191
5,540		Equity Residential	356,388
967		Essex Property Trust, Inc	215,351
1,848		Extra Space Storage, Inc	146,750

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

183		Farmland Partners, Inc	$2,050
1,127		Federal Realty Investment Trust	173,479
621		FelCor Lodging Trust, Inc	3,993
1,776		First Industrial Realty Trust, Inc	50,119
906		First Potomac Realty Trust	8,290
3,533		Forest City Realty Trust, Inc	81,718
498	*,e	Forestar Group, Inc	5,832
840		Four Corners Property Trust, Inc	17,917
1,291		Franklin Street Properties Corp	16,267
102	*	FRP Holdings, Inc	3,169
2,889		Gaming and Leisure Properties, Inc	96,637
8,714		General Growth Properties, Inc	240,506
1,137		Geo Group, Inc	27,038
401		Getty Realty Corp	9,596
475		Gladstone Commercial Corp	8,849
2,605	*	Global Net Lease, Inc	21,257
1,082		Government Properties Income Trust	24,475
6,461		Gramercy Property Trust	62,284
6,970		HCP, Inc	264,512
1,600		Healthcare Realty Trust, Inc	54,496
2,088		Healthcare Trust of America, Inc	68,111
187		Hersha Hospitality Trust	3,370
565		HFF, Inc (Class A)	15,645
1,490		Highwoods Properties, Inc	77,659
2,307		Hospitality Properties Trust	68,564
11,436		Host Marriott Corp	178,059
579	*	Howard Hughes Corp	66,296
1,207		Hudson Pacific Properties	39,674
463		Independence Realty Trust, Inc	4,167
1,762		Investors Real Estate Trust	10,484
4,021		Iron Mountain, Inc	150,908
698		Jones Lang LaSalle, Inc	79,425
1,291		Kennedy-Wilson Holdings, Inc	29,112
1,398		Kilroy Realty Corp	96,951
6,018		Kimco Realty Corp	174,221
1,264		Kite Realty Group Trust	35,038
1,299		Lamar Advertising Co	84,838
1,627		LaSalle Hotel Properties	38,836
3,541		Lexington Realty Trust	36,472
2,339		Liberty Property Trust	94,379
704		Life Storage, Inc	62,614
454		LTC Properties, Inc	23,603
2,218		Macerich Co	179,370
1,437		Mack-Cali Realty Corp	39,115
194	*	Marcus & Millichap, Inc	5,073
3,687		Medical Properties Trust, Inc	54,457
1,105		Mid-America Apartment Communities, Inc	103,859
959		Monmouth Real Estate Investment Corp (Class A)	13,685
2,397		Monogram Residential Trust, Inc	25,504
570		National Health Investors, Inc	44,734
2,228		National Retail Properties, Inc	113,294
730		National Storage Affiliates Trust	15,286
1,159		New Senior Investment Group, Inc	13,375
1,553		New York REIT, Inc	14,210
280		NexPoint Residential Trust, Inc	5,505
892		NorthStar Realty Europe Corp	9,767
2,676		NorthStar Realty Finance Corp	35,243
2,900		Omega Healthcare Investors, Inc	102,805
251		One Liberty Properties, Inc	6,064
2,075		Outfront Media, Inc	49,074
2,787		Paramount Group, Inc	45,679
1,208		Parkway Properties, Inc	20,548
1,101		Pebblebrook Hotel Trust	29,287
626		Pennsylvania REIT	14,417
1,672		Physicians Realty Trust	36,015

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,219		Piedmont Office Realty Trust, Inc	$48,308
663		Post Properties, Inc	43,844
651		Potlatch Corp	25,317
340		Preferred Apartment Communities, Inc	4,593
7,916		Prologis, Inc	423,823
261		PS Business Parks, Inc	29,642
2,272		Public Storage, Inc	506,974
558		QTS Realty Trust, Inc	29,490
1,095		RAIT Investment Trust	3,701
1,201		Ramco-Gershenson Properties	22,507
1,889		Rayonier, Inc	50,134
273		Re/Max Holdings, Inc	11,952
2,230		Realogy Holdings Corp	57,668
3,769		Realty Income Corp	252,259
1,534		Regency Centers Corp	118,870
1,109		Retail Opportunities Investment Corp	24,354
3,851		Retail Properties of America, Inc	64,697
574		Rexford Industrial Realty, Inc	13,139
1,906		RLJ Lodging Trust	40,083
472		RMR Group, Inc	17,908
669		Ryman Hospitality Properties	32,219
994		Sabra Healthcare REIT, Inc	25,029
133		Saul Centers, Inc	8,858
968		Select Income REIT	26,039
3,633		Senior Housing Properties Trust	82,505
502		Seritage Growth Properties	25,441
516		Silver Bay Realty Trust Corp	9,045
4,673		Simon Property Group, Inc	967,358
1,454		SL Green Realty Corp	157,177
7,413		Spirit Realty Capital, Inc	98,815
831	*,e	St. Joe Co	15,274
679	*	STAG Industrial, Inc	16,642
2,025		STORE Capital Corp	59,677
93	*	Stratus Properties, Inc	2,269
964		Sun Communities, Inc	75,655
3,320		Sunstone Hotel Investors, Inc	42,463
1,288		Tanger Factory Outlet Centers, Inc	50,180
931		Taubman Centers, Inc	69,276
200	*	Tejon Ranch Co	4,864
659		Terreno Realty Corp	18,129
721		Tier REIT, Inc	11,132
1,737	*	Trinity Place Holdings, Inc	16,988
4,118		UDR, Inc	148,207
370		UMH Properties, Inc	4,410
124		Universal Health Realty Income Trust	7,814
1,349		Urban Edge Properties	37,961
405		Urstadt Biddle Properties, Inc (Class A)	8,999
4,998		Ventas, Inc	353,009
14,020		VEREIT, Inc	145,387
2,562		Vornado Realty Trust	259,300
2,855		Washington Prime Group, Inc	35,345
1,125		Washington REIT	35,010
1,782		Weingarten Realty Investors	69,462
5,335		Welltower, Inc	398,898
11,073		Weyerhaeuser Co	353,672
550		Whitestone REIT	7,634
1,596		WP Carey, Inc	102,990
1,622		Xenia Hotels & Resorts, Inc	24,622

		TOTAL REAL ESTATE	14,739,673

RETAILING - 5.1%
426	*	1-800-FLOWERS.COM, Inc (Class A)	3,906
1,005		Aaron’s, Inc	25,547
976		Abercrombie & Fitch Co (Class A)	15,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,046		Advance Auto Parts, Inc	$155,979
5,901	*	Amazon.com, Inc	4,940,966
2,547	e	American Eagle Outfitters, Inc	45,489
122	*	America’s Car-Mart, Inc	4,440
309	*	Asbury Automotive Group, Inc	17,202
2,570	*,e	Ascena Retail Group, Inc	14,366
1,018	*	Autonation, Inc	49,587
439	*	AutoZone, Inc	337,301
603	*	Barnes & Noble Education, Inc	5,771
965		Barnes & Noble, Inc	10,904
2,335	*	Bed Bath & Beyond, Inc	100,662
4,281		Best Buy Co, Inc	163,449
334		Big 5 Sporting Goods Corp	4,549
597	e	Big Lots, Inc	28,507
158		Blue Nile, Inc	5,438
176	*,e	Boot Barn Holdings, Inc	2,003
378	e	Buckle, Inc	9,083
165	*	Build-A-Bear Workshop, Inc	1,709
1,083	*	Burlington Stores, Inc	87,745
774	*	Cabela’s, Inc	42,516
285		Caleres, Inc	7,208
2,953	*,e	Carmax, Inc	157,543
368		Cato Corp (Class A)	12,104
2,056		Chico’s FAS, Inc	24,466
345		Children’s Place Retail Stores, Inc	27,555
243		Citi Trends, Inc	4,843
231	*	Container Store Group, Inc	1,160
680		Core-Mark Holding Co, Inc	24,344
1,243		CST Brands, Inc	59,776
514	*	Destination XL Group, Inc	2,226
1,351		Dick’s Sporting Goods, Inc	76,629
290		Dillard’s, Inc (Class A)	18,273
4,249		Dollar General Corp	297,387
3,383	*	Dollar Tree, Inc	267,020
1,032		DSW, Inc (Class A)	21,135
144	*,e	Duluth Holdings, Inc	3,817
1,598	*	Etsy, Inc	22,819
1,760		Expedia, Inc	205,427
1,044	*	Express Parent LLC	12,309
191		Finish Line, Inc (Class A)	4,408
824	*,e	Five Below, Inc	33,199
2,083		Foot Locker, Inc	141,061
616	*	Francesca’s Holdings Corp	9,505
543		Fred’s, Inc (Class A)	4,920
254	*	FTD Cos, Inc	5,225
1,573	e	GameStop Corp (Class A)	43,399
3,431	e	Gap, Inc	76,305
313	*	Genesco, Inc	17,046
2,175		Genuine Parts Co	218,479
1,054		GNC Holdings, Inc	21,523
324		Group 1 Automotive, Inc	20,697
5,868	*	Groupon, Inc	30,220
904		Guess?, Inc	13,207
270		Haverty Furniture Cos, Inc	5,411
152	*,e	Hibbett Sports, Inc	6,065
18,878		Home Depot, Inc	2,429,221
475		HSN, Inc	18,905
5,109	*,e	JC Penney Co, Inc	47,105
247		Kirkland’s, Inc	3,008
2,808		Kohl’s Corp	122,850
3,738		L Brands, Inc	264,538
221	*,e	Lands’ End, Inc	3,204
6,599	*	Liberty Interactive Corp	132,046
1,108	*	Liberty TripAdvisor Holdings, Inc	24,210
2,074	*	Liberty Ventures	82,690

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

358		Lithia Motors, Inc (Class A)	$34,196
4,712	*	LKQ Corp	167,088
13,580		Lowe’s Companies, Inc	980,612
368	*,e	Lumber Liquidators, Inc	7,239
4,746		Macy’s, Inc	175,839
389	*	MarineMax, Inc	8,150
1,431	*	Michaels Cos, Inc	34,587
452		Monro Muffler, Inc	27,649
651	*	Murphy USA, Inc	46,455
6,238	*	NetFlix, Inc	614,755
1,902	e	Nordstrom, Inc	98,676
451		Nutri/System, Inc	13,390
9,536		Office Depot, Inc	34,044
335	*,e	Ollie’s Bargain Outlet Holdings, Inc	8,780
1,412	*	O’Reilly Automotive, Inc	395,515
176	*	Overstock.com, Inc	2,696
363	*	Party City Holdco, Inc	6,215
608	e	Penske Auto Group, Inc	29,293
278		PetMed Express, Inc	5,638
1,303	e	Pier 1 Imports, Inc	5,525
750	*	Priceline.com, Inc	1,103,617
765		Rent-A-Center, Inc	9,670
677	*,e	Restoration Hardware Holdings, Inc	23,411
5,879		Ross Stores, Inc	378,020
1,981	*,e	Sally Beauty Holdings, Inc	50,872
188	*,e	Sears Holdings Corp	2,154
168	*	Sears Hometown and Outlet Stores, Inc	828
680	*	Select Comfort Corp	14,688
203		Shoe Carnival, Inc	5,412
541	*	Shutterfly, Inc	24,150
1,212		Signet Jewelers Ltd	90,330
297		Sonic Automotive, Inc (Class A)	5,584
571	*	Sportsman’s Warehouse Holdings, Inc	6,007
411	e	Stage Stores, Inc	2,306
10,025		Staples, Inc	85,714
493		Stein Mart, Inc	3,131
878		Tailored Brands, Inc	13,785
8,828		Target Corp	606,307
1,715	e	Tiffany & Co	124,560
482	*	Tile Shop Holdings, Inc	7,977
297	*	Tilly’s, Inc	2,789
10,075		TJX Companies, Inc	753,408
1,960		Tractor Supply Co	132,006
1,758	*	TripAdvisor, Inc	111,070
632	*	Tuesday Morning Corp	3,779
867	*	Ulta Salon Cosmetics & Fragrance, Inc	206,329
1,403	*	Urban Outfitters, Inc	48,432
409	*	Vitamin Shoppe, Inc	10,982
484	*,e	Wayfair, Inc	19,055
258	*	West Marine, Inc	2,134
1,386	e	Williams-Sonoma, Inc	70,797
32		Winmark Corp	3,377
314	*	Zumiez, Inc	5,652

		TOTAL RETAILING	17,721,791

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
77	*,e	Acacia Communications, Inc	7,953
397	*	Advanced Energy Industries, Inc	18,786
10,005	*	Advanced Micro Devices, Inc	69,135
302	*	Alpha & Omega Semiconductor Ltd	6,559
525	*,e	Ambarella, Inc	38,645
1,424	*	Amkor Technology, Inc	13,841
4,576		Analog Devices, Inc	294,923
16,286		Applied Materials, Inc	491,023

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,304	*	Applied Micro Circuits Corp	$9,063
575	*	Axcelis Technologies, Inc	7,636
5,722		Broadcom Ltd	987,159
977		Brooks Automation, Inc	13,297
353		Cabot Microelectronics Corp	18,677
990	*	Cavium, Inc	57,618
293	*	Ceva, Inc	10,275
967	*	Cirrus Logic, Inc	51,396
379		Cohu, Inc	4,449
1,538	*	Cree, Inc	39,557
4,786	e	Cypress Semiconductor Corp	58,198
584	*	Diodes, Inc	12,463
289	*	DSP Group, Inc	3,471
2,131	*	Entegris, Inc	37,122
634	*	Exar Corp	5,903
1,170	*,e	First Solar, Inc	46,203
1,075	*	Formfactor, Inc	11,664
642	*	GigOptix, Inc	1,509
592	*	Inphi Corp	25,758
2,070	*	Integrated Device Technology, Inc	47,817
71,702		Intel Corp	2,706,751
2,022		Intersil Corp (Class A)	44,342
353		IXYS Corp	4,254
2,289		Kla-Tencor Corp	159,566
800	*	Kopin Corp	1,744
2,446		Lam Research Corp	231,661
1,835	*	Lattice Semiconductor Corp	11,909
3,467		Linear Technology Corp	205,558
336	*	MA-COM Technology Solutions	14,226
6,275		Marvell Technology Group Ltd	83,269
4,327		Maxim Integrated Products, Inc	172,777
850	*	MaxLinear, Inc	17,229
3,249		Microchip Technology, Inc	201,893
15,381	*	Micron Technology, Inc	273,474
1,806	*	Microsemi Corp	75,816
858		MKS Instruments, Inc	42,668
598		Monolithic Power Systems, Inc	48,139
364	*	Nanometrics, Inc	8,132
478	*	NeoPhotonics Corp Ltd	7,811
68		NVE Corp	4,008
7,603		Nvidia Corp	520,958
6,349	*	ON Semiconductor Corp	78,220
409	*	PDF Solutions, Inc	7,432
970	*	Photronics, Inc	10,001
425		Power Integrations, Inc	26,788
1,881	*	Qorvo, Inc	104,847
22,284		Qualcomm, Inc	1,526,454
1,707	*	Rambus, Inc	21,337
456	*	Rudolph Technologies, Inc	8,089
936	*	Semtech Corp	25,955
497	*	Sigma Designs, Inc	3,872
618	*	Silicon Laboratories, Inc	36,338
2,790		Skyworks Solutions, Inc	212,431
886	*,e	SunPower Corp	7,903
3,141		Teradyne, Inc	67,783
754		Tessera Technologies, Inc	28,984
15,243		Texas Instruments, Inc	1,069,754
395	*	Ultra Clean Holdings	2,927
367	*	Ultratech, Inc	8,470
603	*	Veeco Instruments, Inc	11,837
584	*	Xcerra Corp	3,539
3,989		Xilinx, Inc	216,762

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,706,008

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 12.2%
661	*	2U, Inc	$25,310
670	*	A10 Networks, Inc	7,162
9,462		Accenture plc	1,155,973
1,775	*	ACI Worldwide, Inc	34,399
8,362		Activision Blizzard, Inc	370,437
552	*	Actua Corp	7,148
1,189	*	Acxiom Corp	31,687
7,437	*	Adobe Systems, Inc	807,212
2,503	*	Akamai Technologies, Inc	132,634
89	*	Alarm.com Holdings, Inc	2,569
291	*,e	ALJ Regional Holdings, Inc	1,368
854	*	Alliance Data Systems Corp	183,209
4,454	*	Alphabet, Inc (Class A)	3,581,283
4,502	*	Alphabet, Inc (Class C)	3,499,360
273	*	Amber Road, Inc	2,634
2,140		Amdocs Ltd	123,799
370	*	American Software, Inc (Class A)	4,107
555	*,e	Angie’s List, Inc	5,500
1,337	*	Ansys, Inc	123,820
235	*	Apigee Corp	4,089
116	*,e	Appfolio, Inc	2,255
1,150	*	Aspen Technology, Inc	53,808
403	*	Atlassian Corp plc	12,078
145	*	Autobytel, Inc	2,581
3,104	*	Autodesk, Inc	224,512
6,979		Automatic Data Processing, Inc	615,548
727	*	Bankrate, Inc	6,165
335	*	Barracuda Networks, Inc	8,536
1,241	*	Bazaarvoice, Inc	7,334
169	*,e	Benefitfocus, Inc	6,746
303	*,e	Black Knight Financial Services, Inc	12,393
735		Blackbaud, Inc	48,760
841	*	Blackhawk Network Holdings, Inc	25,373
583	*	Blucora, Inc	6,530
1,759		Booz Allen Hamilton Holding Co	55,602
528	*	Bottomline Technologies, Inc	12,308
735	*	Box, Inc	11,584
460	*	Brightcove, Inc	6,003
1,807		Broadridge Financial Solutions, Inc	122,497
423	*	BroadSoft, Inc	19,691
4,240		CA, Inc	140,259
373	*	CACI International, Inc (Class A)	37,636
4,614	*	Cadence Design Systems, Inc	117,795
790	*	Callidus Software, Inc	14,496
238	*	Carbonite, Inc	3,656
692	*	Cardtronics plc	30,863
271	*	Care.com, Inc	2,699
155		Cass Information Systems, Inc	8,781
2,399		CDK Global, Inc	137,607
347	*	ChannelAdvisor Corp	4,487
289	*,e	Cimpress NV	29,241
2,399	*	Citrix Systems, Inc	204,443
9,291	*	Cognizant Technology Solutions Corp (Class A)	443,274
414	*	CommerceHub, Inc	6,587
207	*	CommerceHub, Inc (Series A)	3,271
592	*	Commvault Systems, Inc	31,453
2,139		Computer Sciences Corp	111,677
734	*	comScore, Inc	22,504
1,361		Convergys Corp	41,402
779	*	Cornerstone OnDemand, Inc	35,795
494	*	CoStar Group, Inc	106,966
485		CSG Systems International, Inc	20,045
2,529		CSRA, Inc	68,030

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

464	*	Cvent, Inc	$14,713
297	*	Datalink Corp	3,151
3,254	*	Dell Technologies, Inc-VMware Inc	155,541
789	*	DHI Group, Inc	6,225
110	*,e	Digimarc Corp	4,218
515		DST Systems, Inc	60,729
1,405		EarthLink Holdings Corp	8,711
16,399	*	eBay, Inc	539,527
480	e	Ebix, Inc	27,288
4,343	*	Electronic Arts, Inc	370,892
522	*	Ellie Mae, Inc	54,967
845	*,e	Endurance International Group Holdings, Inc	7,394
382	*,e	EnerNOC, Inc	2,067
639	*	Envestnet, Inc	23,292
739	*	EPAM Systems, Inc	51,220
365		EPIQ Systems, Inc	6,019
781	*	Euronet Worldwide, Inc	63,909
941		EVERTEC, Inc	15,790
434	*	Everyday Health, Inc	3,337
203	*	EXA Corp	3,258
484	*	ExlService Holdings, Inc	24,123
34,043	*	Facebook, Inc	4,366,696
458		Fair Isaac Corp	57,062
4,798		Fidelity National Information Services, Inc	369,590
2,341	*,e	FireEye, Inc	34,483
1,418	*	First American Corp	55,614
4,841	*	First Data Corp	63,708
3,314	*	Fiserv, Inc	329,644
351	*	Five9, Inc	5,504
1,351	*	FleetCor Technologies, Inc	234,709
552	*	FleetMatics Group plc	33,109
178		Forrester Research, Inc	6,924
2,237	*	Fortinet, Inc	82,612
1,168	*	Gartner, Inc	103,310
2,104	*	Genpact Ltd	50,391
494	*	Gigamon, Inc	27,071
2,370		Global Payments, Inc	181,921
117	*	Global Sources Ltd	992
359	*,e	Globant S.A.	15,121
1,606	*,e	Glu Mobile, Inc	3,597
720	*	GoDaddy, Inc	24,862
805	*,e	Gogo, Inc	8,887
1,239	*	GrubHub, Inc	53,265
399	*	GTT Communications, Inc	9,388
239	*	Guidance Software, Inc	1,424
1,120	*	Guidewire Software, Inc	67,178
476		Hackett Group, Inc	7,864
611	*,e	Hortonworks, Inc	5,102
443	*	HubSpot, Inc	25,526
1,106		IAC/InterActiveCorp	69,092
439	*	Imperva, Inc	23,579
907	*	inContact, Inc	12,680
889	*	Infoblox, Inc	23,443
513	*	Information Services Group, Inc	2,047
166	*,e	Instructure, Inc	4,211
273	*	Interactive Intelligence, Inc	16,418
13,339		International Business Machines Corp	2,118,900
651	*	Intralinks Holdings, Inc	6,549
3,770		Intuit, Inc	414,738
736		j2 Global, Inc	49,025
1,129		Jack Henry & Associates, Inc	96,586
661	*	Jive Software, Inc	2,816
2,118		Leidos Holdings, Inc	91,667
884	*	Limelight Networks, Inc	1,653
1,754	*	LinkedIn Corp	335,224

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

915	*	Lionbridge Technologies	$4,575
325	*	Liquidity Services, Inc	3,653
827	*	Liveperson, Inc	6,955
385		LogMeIn, Inc	34,800
1,109	*	Manhattan Associates, Inc	63,901
349		Mantech International Corp (Class A)	13,154
441		Marchex, Inc (Class B)	1,222
14,620		MasterCard, Inc (Class A)	1,487,877
447	*,e	Match Group, Inc	7,952
1,027		MAXIMUS, Inc	58,087
650	*	MeetMe, Inc	4,030
1,645		Mentor Graphics Corp	43,494
114,909		Microsoft Corp	6,618,758
136	*	MicroStrategy, Inc (Class A)	22,772
348	*,e	MINDBODY, Inc	6,842
467	*	Mitek Systems, Inc	3,871
577	*	MobileIron, Inc	1,587
351	*	Model N, Inc	3,900
445	*	MoneyGram International, Inc	3,159
614		Monotype Imaging Holdings, Inc	13,576
1,321	*	Monster Worldwide, Inc	4,769
81		NCI, Inc (Class A)	937
605	*	NetSuite, Inc	66,967
808	*	NeuStar, Inc (Class A)	21,485
339	*,e	New Relic, Inc	12,990
949		NIC, Inc	22,301
3,449	*	Nuance Communications, Inc	50,010
223	*	Numerex Corp	1,735
44,870		Oracle Corp	1,762,494
3,395	*,e	Pandora Media, Inc	48,650
128	*,e	Park City Group, Inc	1,510
4,813		Paychex, Inc	278,528
676	*,e	Paycom Software, Inc	33,888
318	*,e	Paylocity Holding Corp	14,138
17,269	*	PayPal Holdings, Inc	707,511
548		Pegasystems, Inc	16,161
509	*	Perficient, Inc	10,256
221	*	PFSweb, Inc	1,974
637	*	Planet Payment, Inc	2,363
766	*	Progress Software Corp	20,835
616	*	Proofpoint, Inc	46,108
336	*	PROS Holdings, Inc	7,597
1,758	*	PTC, Inc	77,897
395	*	Q2 Holdings, Inc	11,321
144		QAD, Inc (Class A)	3,223
419	*	Qualys, Inc	16,002
335	*	QuinStreet, Inc	1,012
978	*	Quotient Technology, Inc	13,017
1,710	*	Rackspace Hosting, Inc	54,190
302	*,e	Rapid7, Inc	5,330
299	*	RealNetworks, Inc	1,334
795	*	RealPage, Inc	20,431
2,666	*	Red Hat, Inc	215,493
111		Reis, Inc	2,271
560	*	RetailMeNot, Inc	5,538
187	*	Rightside Group Ltd	1,702
906	*	RingCentral, Inc	21,436
279	*	Rosetta Stone, Inc	2,366
572	*	Rubicon Project, Inc	4,736
2,861		Sabre Corp	80,623
9,571	*	salesforce.com, Inc	682,699
329		Sapiens International Corp NV	4,201
661		Science Applications International Corp	45,854
96	*	SecureWorks Corp	1,201
2,299	*	ServiceNow, Inc	181,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

819	*	ServiceSource International LLC	$3,997
309	*,e	Shutterstock, Inc	19,683
710	*	Silver Spring Networks, Inc	10,068
2,022	*	Splunk, Inc	118,651
256	*	SPS Commerce, Inc	18,793
797	*	Square, Inc	9,293
2,602		SS&C Technologies Holdings, Inc	83,654
252	*	Stamps.com, Inc	23,817
566	*	Sykes Enterprises, Inc	15,922
9,552		Symantec Corp	239,755
630	*	Synchronoss Technologies, Inc	25,943
2,302	*	Synopsys, Inc	136,624
543	*	Syntel, Inc	22,757
849	*	Tableau Software, Inc	46,924
1,280	*	Take-Two Interactive Software, Inc	57,702
496	*	Tangoe, Inc	4,092
222	*	TechTarget, Inc	1,789
397	*	TeleNav, Inc	2,275
235		TeleTech Holdings, Inc	6,813
2,058	*	Teradata Corp	63,798
1,823	*	TiVo Corp	35,512
2,459		Total System Services, Inc	115,942
1,781		Travelport Worldwide Ltd	26,768
821	*,e	TrueCar, Inc	7,750
338	*,e	TubeMogul, Inc	3,167
214	*	Twilio, Inc	13,773
9,261	*	Twitter, Inc	213,466
509	*	Tyler Technologies, Inc	87,156
424	*	Ultimate Software Group, Inc	86,661
686	*	Unisys Corp	6,682
2,297	*	Vantiv, Inc	129,252
158	*	Varonis Systems, Inc	4,756
469	*	Vasco Data Security International	8,259
774	*	Verint Systems, Inc	29,126
1,376	*,e	VeriSign, Inc	107,658
631	*,e	VirnetX Holding Corp	1,931
427	*	Virtusa Corp	10,538
28,910		Visa, Inc (Class A)	2,390,857
1,255	*,e	VMware, Inc (Class A)	92,054
577	*	WebMD Health Corp (Class A)	28,677
659	*	Website Pros, Inc	11,381
7,192		Western Union Co	149,737
596	*	WEX, Inc	64,422
1,679	*	Workday, Inc	153,947
340	*	Workiva, Inc	6,164
346	*	Xactly Corp	5,093
15,226		Xerox Corp	154,239
376	*	XO Group, Inc	7,268
12,962	*	Yahoo!, Inc	558,662
1,055	*	Yelp, Inc	43,993
1,214	*	Zendesk, Inc	37,282
795	*,e	Zillow Group, Inc	27,388
1,533	*,e	Zillow Group, Inc (Class C)	53,118
743	*	Zix Corp	3,046
10,999	*	Zynga, Inc	32,007

		TOTAL SOFTWARE & SERVICES	42,538,821

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
1,599	*,e	3D Systems Corp	28,702
806		Adtran, Inc	15,427
317	*	Aerohive Networks, Inc	1,931
400	*	Agilysys, Inc	4,448
4,477		Amphenol Corp (Class A)	290,647
412	*	Anixter International, Inc	26,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

83,150		Apple, Inc	$9,400,107
367	*	Applied Optoelectronics, Inc	8,151
593	*,e	Arista Networks, Inc	50,452
2,915	*	ARRIS International plc	82,582
1,404	*	Arrow Electronics, Inc	89,814
470	*	Avid Technology, Inc	3,732
1,759		Avnet, Inc	72,225
720		AVX Corp	9,929
420		Badger Meter, Inc	14,074
144		Bel Fuse, Inc (Class B)	3,476
626		Belden CDT, Inc	43,188
750	*	Benchmark Electronics, Inc	18,712
226		Black Box Corp	3,141
7,193		Brocade Communications Systems, Inc	66,391
528	*	CalAmp Corp	7,366
643	*	Calix, Inc	4,726
2,466		CDW Corp	112,770
2,102	*	Ciena Corp	45,824
76,366		Cisco Systems, Inc	2,422,330
153	*	Clearfield, Inc	2,876
1,253		Cognex Corp	66,234
369	*	Coherent, Inc	40,789
1,980	*	CommScope Holding Co, Inc	59,618
234		Comtech Telecommunications Corp	2,998
305	*	Control4 Corp	3,745
16,072		Corning, Inc	380,103
351		CPI Card Group, Inc	2,120
622	*	Cray, Inc	14,642
485		CTS Corp	9,021
548		Daktronics, Inc	5,228
936		Diebold, Inc	23,203
400	*	Digi International, Inc	4,560
782		Dolby Laboratories, Inc (Class A)	42,455
255		DTS, Inc	10,848
250	*	Eastman Kodak Co	3,750
702	*	EchoStar Corp (Class A)	30,769
447		Electro Scientific Industries, Inc	2,521
717	*	Electronics for Imaging, Inc	35,076
381		EMCORE Corp	2,172
96	*	ePlus, Inc	9,063
1,428	*	Extreme Networks, Inc	6,412
1,036	*	F5 Networks, Inc	129,127
537	*	Fabrinet	23,945
256	*	FARO Technologies, Inc	9,203
1,691	*	Finisar Corp	50,392
1,957	*,e	Fitbit, Inc	29,042
2,092		Flir Systems, Inc	65,731
1,256	*	Harmonic, Inc	7,448
1,864		Harris Corp	170,761
26,444		Hewlett Packard Enterprise Co	601,601
25,850		HP, Inc	401,450
909	*	II-VI, Inc	22,116
400	*	Immersion Corp	3,264
2,159	*	Infinera Corp	19,496
1,984		Ingram Micro, Inc (Class A)	70,749
620	*	Insight Enterprises, Inc	20,181
520		InterDigital, Inc	41,184
1,144	*	InvenSense, Inc	8,488
544	*	IPG Photonics Corp	44,798
553	*	Itron, Inc	30,835
983	*	Ixia	12,287
2,873		Jabil Circuit, Inc	62,689
5,775		Juniper Networks, Inc	138,946
2,647	*	Keysight Technologies, Inc	83,883
411	*	Kimball Electronics, Inc	5,696

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,352	*	Knowles Corp	$18,996
172	*	KVH Industries, Inc	1,515
918		Lexmark International, Inc (Class A)	36,683
279		Littelfuse, Inc	35,938
776	*	Lumentum Holdings, Inc	32,414
509	*,e	Maxwell Technologies, Inc	2,626
41		Mesa Laboratories, Inc	4,689
375		Methode Electronics, Inc	13,114
2,716		Motorola, Inc	207,176
221		MTS Systems Corp	10,173
1,360		National Instruments Corp	38,624
1,908	*	NCR Corp	61,419
4,480		NetApp, Inc	160,474
482	*	Netgear, Inc	29,156
1,579	*	Netscout Systems, Inc	46,186
953	*,e	Nimble Storage, Inc	8,415
497	*	Novanta, Inc	8,623
1,530	*	Oclaro, Inc	13,081
283	*	OSI Systems, Inc	18,503
1,269	*	Palo Alto Networks, Inc	202,190
291		Park Electrochemical Corp	5,055
196		PC Connection, Inc	5,178
342		Plantronics, Inc	17,770
511	*	Plexus Corp	23,905
926	*	Pure Storage, Inc	12,547
553	*	Radisys Corp	2,956
415	*	Rofin-Sinar Technologies, Inc	13,355
267	*	Rogers Corp	16,308
1,157	*	Sanmina Corp	32,940
381	*	Scansource, Inc	13,906
1,028	*	ShoreTel, Inc	8,224
81		Silicom Ltd	3,353
435	*	Silicon Graphics International Corp	3,349
704	*	Sonus Networks, Inc	5,477
751	*	Stratasys Ltd	18,092
589	*	Super Micro Computer, Inc	13,765
572	*	Synaptics, Inc	33,508
461		SYNNEX Corp	52,605
151		Systemax, Inc	1,196
538	*	Tech Data Corp	45,574
3,961	*	Trimble Navigation Ltd	113,126
1,110	*	TTM Technologies, Inc	12,709
407	*,e	Ubiquiti Networks, Inc	21,775
637	*	Universal Display Corp	35,360
591	*,e	USA Technologies, Inc	3,313
1,621	*	VeriFone Systems, Inc	25,515
682	*	Viasat, Inc	50,911
3,759	*	Viavi Solutions, Inc	27,779
1,913		Vishay Intertechnology, Inc	26,954
161	*	Vishay Precision Group, Inc	2,581
4,174		Western Digital Corp	244,054
799	*	Zebra Technologies Corp (Class A)	55,618

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	17,536,987

TELECOMMUNICATION SERVICES - 2.4%
1,358	*	8x8, Inc	20,954
93,427		AT&T, Inc	3,794,070
92		ATN International, Inc	5,984
542	*	Boingo Wireless, Inc	5,572
8,023		CenturyTel, Inc	220,071
3,005	*	Cincinnati Bell, Inc	12,260
635		Cogent Communications Group, Inc	23,374
862		Consolidated Communications Holdings, Inc	21,757
499	*	Fairpoint Communications, Inc	7,500

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

17,604	e	Frontier Communications Corp	$73,233
464	*	General Communication, Inc (Class A)	6,380
5,885	*,e	Globalstar, Inc	7,121
126	*	Hawaiian Telcom Holdco, Inc	2,821
238		IDT Corp (Class B)	4,103
505		Inteliquent, Inc	8,151
1,269	*,e	Iridium Communications, Inc	10,292
4,282	*	Level 3 Communications, Inc	198,599
323	*	Lumos Networks Corp	4,522
854	*,e	NII Holdings, Inc	2,844
1,000	*	Orbcomm, Inc	10,250
184	*	pdvWireless, Inc	4,214
1,856	*	SBA Communications Corp (Class A)	208,169
728		Shenandoah Telecom Co	19,809
309		Spok Holdings, Inc	5,506
11,457	*	Sprint Corp	75,960
164	*,e	Straight Path Communications, Inc	4,200
1,431		Telephone & Data Systems, Inc	38,894
4,471	*	T-Mobile US, Inc	208,885
260	*	US Cellular Corp	9,448
61,911		Verizon Communications, Inc	3,218,134
2,643	*	Vonage Holdings Corp	17,470
1,408	e	Windstream Holdings, Inc	14,150
2,522	*	Zayo Group Holdings, Inc	74,929

		TOTAL TELECOMMUNICATION SERVICES	8,339,626

TRANSPORTATION - 2.0%
102	*	Air Transport Services Group, Inc	1,464
1,907		Alaska Air Group, Inc	125,595
143		Allegiant Travel Co	18,886
94		Amerco, Inc	30,478
7,926		American Airlines Group, Inc	290,171
378		Arkansas Best Corp	7,189
363	*	Atlas Air Worldwide Holdings, Inc	15,544
1,294	*	Avis Budget Group, Inc	44,268
390		Celadon Group, Inc	3,409
2,198		CH Robinson Worldwide, Inc	154,871
473		Copa Holdings S.A. (Class A)	41,591
383		Costamare, Inc	3,501
185	*	Covenant Transportation Group, Inc	3,576
14,266		CSX Corp	435,113
11,526		Delta Air Lines, Inc	453,663
427	*	Echo Global Logistics, Inc	9,847
2,803		Expeditors International of Washington, Inc	144,411
3,821		FedEx Corp	667,452
255		Forward Air Corp	11,031
875	*	Genesee & Wyoming, Inc (Class A)	60,331
948	*	Hawaiian Holdings, Inc	46,073
689		Heartland Express, Inc	13,008
1,112	*	Hertz Global Holdings, Inc	44,658
505	*	Hub Group, Inc (Class A)	20,584
1,370		J.B. Hunt Transport Services, Inc	111,162
4,976	*	JetBlue Airways Corp	85,786
1,556		Kansas City Southern Industries, Inc	145,206
813	*	Kirby Corp	50,536
1,000		Knight Transportation, Inc	28,690
621		Landstar System, Inc	42,278
1,110		Macquarie Infrastructure Co LLC	92,396
319		Marten Transport Ltd	6,699
668		Matson, Inc	26,640
4,413		Norfolk Southern Corp	428,326
1,041	*	Old Dominion Freight Line	71,423
118		Park-Ohio Holdings Corp	4,301
958	*	Radiant Logistics, Inc	2,721

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

411	*	Roadrunner Transportation Services Holdings, Inc	$3,280
808		Ryder System, Inc	53,288
483	*	Saia, Inc	14,471
4,070	*,e	Scorpio Bulkers, Inc	14,082
751		Skywest, Inc	19,834
9,551		Southwest Airlines Co	371,438
1,280	*	Spirit Airlines, Inc	54,438
1,357	*,e	Swift Transportation Co, Inc	29,135
12,795		Union Pacific Corp	1,247,896
5,186	*	United Continental Holdings, Inc	272,109
10,490		United Parcel Service, Inc (Class B)	1,147,186
122		Universal Truckload Services, Inc	1,637
139	*	USA Truck, Inc	1,423
296	*,e	Virgin America, Inc	15,839
291		Werner Enterprises, Inc	6,772
849	*	Wesco Aircraft Holdings, Inc	11,402
1,562	*,e	XPO Logistics, Inc	57,278
521	*	YRC Worldwide, Inc	6,419

		TOTAL TRANSPORTATION	7,070,805

UTILITIES - 3.3%
10,475		AES Corp	134,604
763		Allete, Inc	45,490
3,512		Alliant Energy Corp	134,545
3,583		Ameren Corp	176,212
7,361		American Electric Power Co, Inc	472,650
543		American States Water Co	21,747
2,609		American Water Works Co, Inc	195,258
2,696		Aqua America, Inc	82,174
111		Artesian Resources Corp	3,168
1,866		Atlantic Power Corp	4,609
854		Atlantica Yield plc	16,235
1,523		Atmos Energy Corp	113,418
895		Avangrid, Inc	37,393
767		Avista Corp	32,053
814		Black Hills Corp	49,833
1,141		California Water Service Group	36,615
5,665	*	Calpine Corp	71,606
6,297		Centerpoint Energy, Inc	146,279
223		Chesapeake Utilities Corp	13,616
4,177		CMS Energy Corp	175,476
165		Connecticut Water Service, Inc	8,205
4,557		Consolidated Edison, Inc	343,142
213		Consolidated Water Co, Inc	2,475
102	e	Delta Natural Gas Co, Inc	2,433
9,390		Dominion Resources, Inc	697,395
2,617		DTE Energy Co	245,134
10,494		Duke Energy Corp	839,940
1,845	*	Dynegy, Inc	22,860
4,726		Edison International	341,453
906		El Paso Electric Co	42,374
875		Empire District Electric Co	29,872
2,656		Entergy Corp	203,795
4,739		Eversource Energy	256,759
13,263		Exelon Corp	441,525
6,315		FirstEnergy Corp	208,900
182	e	Genie Energy Ltd	1,074
133	e	Global Water Resources, Inc	1,065
2,171		Great Plains Energy, Inc	59,247
1,656		Hawaiian Electric Industries, Inc	49,432
915		Idacorp, Inc	71,626
2,519		ITC Holdings Corp	117,083
2,855		MDU Resources Group, Inc	72,631
517		MGE Energy, Inc	29,216

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

240		Middlesex Water Co	$8,458
1,140		National Fuel Gas Co	61,640
1,317		New Jersey Resources Corp	43,277
7,006		NextEra Energy, Inc	856,974
4,785		NiSource, Inc	115,366
419		Northwest Natural Gas Co	25,186
695		NorthWestern Corp	39,983
4,874		NRG Energy, Inc	54,638
495		NRG Yield, Inc (Class A)	8,078
926	e	NRG Yield, Inc (Class C)	15,705
3,173		OGE Energy Corp	100,330
662		ONE Gas, Inc	40,938
595		Ormat Technologies, Inc	28,804
489		Otter Tail Corp	16,915
860	e	Pattern Energy Group, Inc	19,341
7,650		PG&E Corp	467,950
1,426		Piedmont Natural Gas Co, Inc	85,617
1,601		Pinnacle West Capital Corp	121,660
1,102		PNM Resources, Inc	36,057
1,492		Portland General Electric Co	63,544
10,135		PPL Corp	350,367
7,556		Public Service Enterprise Group, Inc	316,370
1,942		SCANA Corp	140,543
3,732		Sempra Energy	400,033
254		SJW Corp	11,095
1,083		South Jersey Industries, Inc	32,003
14,329		Southern Co	735,078
672		Southwest Gas Corp	46,946
78	e	Spark Energy, Inc	2,272
687		Spire, Inc	43,789
1,280	*,e	Talen Energy Corp	17,728
1,167		TerraForm Global, Inc	4,796
1,278		TerraForm Power, Inc	17,777
2,656		UGI Corp	120,157
205		Unitil Corp	8,007
1,283		Vectren Corp	64,407
557	*,e	Vivint Solar, Inc	1,760
4,630		WEC Energy Group, Inc	277,244
2,185		Westar Energy, Inc	123,999
775		WGL Holdings, Inc	48,592
7,657		Xcel Energy, Inc	315,009
662		York Water Co	19,635

		TOTAL UTILITIES	11,358,685

		TOTAL COMMON STOCKS (Cost $195,494,583)	345,774,200

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,796)	1,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.8%
$2,900,000	d	Federal Home Loan Bank (FHLB)	0.100%	10/03/16	$2,900,000

					2,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
7,401,127	c	State Street Navigator Securities Lending Government Money Market Portfolio			7,401,127

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,401,127

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,301,111)			10,301,127

		TOTAL INVESTMENTS - 102.0% (Cost $205,797,490)			356,077,293
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(7,144,064)

		NET ASSETS - 100.0%			$348,933,229

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,297,182.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 1.5%
77,035		BHP Billiton Ltd	$1,334,437

		TOTAL AUSTRALIA	1,334,437

DENMARK - 1.7%
19,329		DSV AS	964,423
14,181	*	H Lundbeck AS	465,750
2,081		Novo Nordisk AS	86,733

		TOTAL DENMARK	1,516,906

FRANCE - 24.4%
85,123		Accor S.A.	3,377,618
3,090		BNP Paribas	158,930
59,612		Compagnie de Saint-Gobain	2,579,409
23,471		Essilor International S.A.	3,027,652
32,838		Groupe Danone	2,438,314
10,172		Renault S.A.	836,842
79,026		Schneider Electric S.A.	5,497,347
43,879		Societe Generale	1,517,960
39,167		Vinci S.A.	2,999,341

		TOTAL FRANCE	22,433,413

GERMANY - 16.1%
30,632		Adidas-Salomon AG.	5,327,651
3,167		Continental AG.	667,290
9,396	*	Deutsche Boerse AG. (Tender)	762,657
8,105		Henkel KGaA (Preference)	1,103,098
46,257		Lanxess AG.	2,879,369
16,755		Linde AG.	2,847,020
76,365		Schaeffler AG.	1,209,335

		TOTAL GERMANY	14,796,420

HONG KONG - 0.6%
35,358		Melco Crown Entertainment Ltd (ADR)	569,617

		TOTAL HONG KONG	569,617

INDIA - 13.5%
140,149		Asian Paints Ltd	2,446,661
6,407		Eicher Motors Ltd	2,394,540
25,301		Emami Ltd	445,029
35,908		Havells India Ltd	225,951
158,064		HDFC Bank Ltd	3,026,788
140,221	*	IndusInd Bank Ltd	2,524,439
2,585	*	Kajaria Ceramics Ltd	53,972
99,861	*	SKS Microfinance Pvt Ltd	1,324,943

		TOTAL INDIA	12,442,323

ITALY - 4.5%
513,620		Banca Intesa S.p.A.	1,140,289
204,739		Mediobanca S.p.A.	1,332,517
76,972		Moncler S.p.A	1,313,976
898,494	*	Saipem S.p.A.	380,669

		TOTAL ITALY	4,167,451

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 15.8%
13,965		AEON Financial Service Co Ltd	$244,446
32,666		Ajinomoto Co, Inc	728,335
640,242		Ishikawajima-Harima Heavy Industries Co Ltd	1,860,675
43,200		J Front Retailing Co Ltd	565,658
7,356		Kao Corp	415,894
46,360		Komatsu Ltd	1,063,462
16,610	e	Konami Corp	641,815
12,958		Murata Manufacturing Co Ltd	1,691,448
62,620		Olympus Corp	2,186,774
24,369	e	Oriental Land Co Ltd	1,484,017
109,448		Sony Corp	3,626,077

		TOTAL JAPAN	14,508,601

NETHERLANDS - 2.8%
802		ASML Holding NV	87,892
23,896		Heineken NV	2,100,486
33,448		ING Groep NV	412,936
47		Royal Dutch Shell plc (A Shares)	1,169

		TOTAL NETHERLANDS	2,602,483

NORWAY - 1.4%
78,959		Statoil ASA	1,325,586

		TOTAL NORWAY	1,325,586

SWEDEN - 1.5%
53,453		Electrolux AB (Series B)	1,338,826

		TOTAL SWEDEN	1,338,826

SWITZERLAND - 3.9%
2,010		Burckhardt Compression Holding AG.	569,229
1,659		Geberit AG.	727,206
17,045		Swatch Group AG. (Registered)	949,053
5,093		Zurich Financial Services AG.	1,313,454

		TOTAL SWITZERLAND	3,558,942

TAIWAN - 1.1%
877,927		Advanced Semiconductor Engineering, Inc	1,054,357

		TOTAL TAIWAN	1,054,357

UNITED KINGDOM - 10.7%
69,457		BAE Systems plc	471,839
1,548		Rio Tinto plc	51,450
247,954		Sky plc	2,873,812
1,761,450	*	Tesco plc	4,171,906
102,936		Weir Group plc	2,267,188

		TOTAL UNITED KINGDOM	9,836,195

URUGUAY - 0.2%
40,244	*	Arcos Dorados Holdings, Inc	212,086

		TOTAL URUGUAY	212,086

		TOTAL COMMON STOCKS (Cost $86,640,393)	91,697,643

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
2,108,475	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,108,475

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,108,475

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,108,475)	2,108,475

		TOTAL INVESTMENTS - 102.0% (Cost $88,748,868)	93,806,118
		OTHER ASSETS & LIABILITIES, NET - (2.0)%	(1,856,443)

		NET ASSETS - 100.0%	$91,949,675

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,000,273.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2016

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$24,351,859	26.3%
INDUSTRIALS	21,674,584	23.6
FINANCIALS	13,759,358	15.0
CONSUMER STAPLES	11,403,061	12.4
MATERIALS	9,558,936	10.4
HEALTH CARE	5,766,910	6.3
INFORMATION TECHNOLOGY	3,475,511	3.8
ENERGY	1,707,424	1.9
SHORT-TERM INVESTMENTS	2,108,475	2.3
OTHER ASSETS & LIABILITIES, NET	(1,856,443)	(2.0)

NET ASSETS	$91,949,675	100.0

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.0%
$ 49,125	i	Dealer Tire LLC	5.500%	12/22/21	$49,494

		TOTAL AUTOMOBILES & COMPONENTS			49,494

CAPITAL GOODS - 0.0%
24,750	i	CHI Overhead Doors, Inc	4.500	07/31/22	24,750
24,771	i	Plaze, Inc	5.250	07/29/22	24,771

		TOTAL CAPITAL GOODS			49,521

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
48,710	i	AECOM Technology Corp	3.750	10/15/21	48,944
13,245	h,i	USAGM HoldCo LLC	5.500	07/28/22	13,266
66,755	i	USAGM HoldCo LLC	5.500	07/28/22	66,859

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			129,069

CONSUMER DURABLES & APPAREL - 0.0%
61,459	i	Otter Products LLC	5.750	06/03/20	54,391

		TOTAL CONSUMER DURABLES & APPAREL			54,391

CONSUMER SERVICES - 0.1%
98,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	95,060
99,000	i	Knowledge Universe Education LLC	6.000	08/13/22	99,223

		TOTAL CONSUMER SERVICES			194,283

DIVERSIFIED FINANCIALS - 0.1%
97,745	i	TransUnion LLC	3.588	04/09/21	97,989

		TOTAL DIVERSIFIED FINANCIALS			97,989

ENERGY - 0.0%
15,000		California Resources Corp	11.375	12/31/21	15,741

		TOTAL ENERGY			15,741

FOOD, BEVERAGE & TOBACCO - 0.0%
29,700	i	Hostess Brands LLC	4.500	08/03/22	29,886

		TOTAL FOOD, BEVERAGE & TOBACCO			29,886

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
97,934	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	98,374
59,063	h,i	Greatbatch Ltd	5.250	10/27/22	58,214

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			156,588

INSURANCE - 0.1%
123,586		Acrisure LLC	6.500	05/19/22	123,818

		TOTAL INSURANCE			123,818

MATERIALS - 0.0%
40,000	i	Solenis International LP	7.750	07/29/22	39,000

		TOTAL MATERIALS			39,000

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 0.1%
$ 99,000	i	CDS US Intermediate Holdings, Inc	5.000%	07/08/22	$98,958
59,100		Creative Artists Agency LLC	5.000	12/17/21	59,421
74,813	i	Neptune Finco Corp	5.000	10/09/22	74,890

		TOTAL MEDIA			233,269

REAL ESTATE - 0.0%
73,130	i	DTZ US Borrower LLC	4.250	11/04/21	73,152

		TOTAL REAL ESTATE			73,152

SOFTWARE & SERVICES - 0.2%
130,000		Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	78,000
68,593	i	IMS Health, Inc	3.500	03/17/21	68,740
48,320	i	Mitchell International, Inc	4.500	10/13/20	48,249
73,685		ProQuest LLC	5.750	10/24/21	73,685
2,123	i	SS&C Technologies Holdings Europe SARL	4.002	07/08/22	2,138
17,091	i	SS&C Technologies Holdings, Inc	4.002	07/08/22	17,208

		TOTAL SOFTWARE & SERVICES			288,020

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,000	i	CommScope, Inc	3.750	12/29/22	99,835
68,605	i	Sensata Technologies BV	3.000	10/14/21	68,850
16,545	i	Zebra Technologies Corp	4.089	10/27/21	16,736

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			185,421

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,765,514)			1,719,642

BONDS - 96.9%

CORPORATE BONDS - 44.6%

AUTOMOBILES & COMPONENTS - 0.6%
175,000	g	BMW US Capital LLC	2.000	04/11/21	176,969
125,000	g	BMW US Capital LLC	2.800	04/11/26	127,765
125,000		Delphi Automotive plc	3.150	11/19/20	129,437
100,000		Delphi Automotive plc	4.400	10/01/46	101,930
33,000	g	Gates Global LLC	6.000	07/15/22	31,350
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	102,625
200,000	g	Hyundai Capital America	2.000	07/01/19	201,091
175,000		Magna International, Inc	3.625	06/15/24	184,049
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	158,625

		TOTAL AUTOMOBILES & COMPONENTS			1,213,841

BANKS - 5.9%
125,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	125,173
200,000	g	Banco de Bogota S.A.	6.250	05/12/26	211,250
200,000		Bank of America Corp	5.300	03/15/17	203,496
200,000		Bank of America Corp	3.875	08/01/25	213,788
50,000		Bank of America Corp	4.750	04/21/45	53,591
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	150,596
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	227,808
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	156,707
125,000		Barclays plc	3.650	03/16/25	123,345
250,000		Branch Banking & Trust Co	2.300	10/15/18	254,242
60,000		Capital One Bank USA NA	3.375	02/15/23	61,653
650,000		Citigroup, Inc	4.125	07/25/28	663,460
100,000		Citizens Financial Group, Inc	2.375	07/28/21	100,358
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	256,386
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	325,738
100,000	g	Credit Agricole S.A.	2.500	04/15/19	101,932
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	202,673
75,000		Discover Bank	3.100	06/04/20	77,160

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Discover Bank	3.200%	08/09/21	$128,971
200,000	g	GTH Finance BV	7.250	04/26/23	216,966
150,000	g	HSBC Bank plc	4.125	08/12/20	160,807
200,000		HSBC Holdings plc	2.950	05/25/21	202,867
200,000		HSBC Holdings plc	2.650	01/05/22	199,335
250,000		HSBC Holdings plc	3.900	05/25/26	259,807
375,000		JPMorgan Chase & Co	2.750	06/23/20	385,917
325,000		JPMorgan Chase & Co	2.295	08/15/21	325,727
150,000		JPMorgan Chase & Co	2.700	05/18/23	151,595
350,000		JPMorgan Chase & Co	3.200	06/15/26	359,432
175,000		JPMorgan Chase & Co	2.950	10/01/26	175,607
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	100,500
80,000		KeyBank NA	2.500	12/15/19	82,034
100,000		Lloyds Banking Group plc	3.100	07/06/21	102,178
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	101,783
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	227,089
250,000		National Australia Bank Ltd	2.500	07/12/26	245,770
175,000		PNC Bank NA	2.200	01/28/19	177,796
225,000		PNC Bank NA	2.250	07/02/19	229,306
350,000		PNC Bank NA	2.600	07/21/20	361,095
150,000		PNC Bank NA	2.700	11/01/22	152,483
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	169,575
500,000		Royal Bank of Canada	1.200	09/19/17	499,785
200,000	g	Shinhan Bank	3.875	03/24/26	211,652
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	308,547
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,054
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	152,853
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	269,927
250,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	246,941
125,000		SunTrust Banks, Inc	2.900	03/03/21	130,086
100,000		SunTrust Banks, Inc	2.750	05/01/23	101,434
250,000		Toronto-Dominion Bank	2.500	12/14/20	257,093
100,000	i	Toronto-Dominion Bank	3.625	09/15/31	100,365
200,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	195,461
150,000		Union Bank NA	2.125	06/16/17	151,069
125,000		UnionBanCal Corp	3.500	06/18/22	132,595
370,000		US Bank NA	2.800	01/27/25	382,255
150,000		Westpac Banking Corp	2.000	08/19/21	149,920
200,000		Westpac Banking Corp	2.700	08/19/26	199,123

		TOTAL BANKS			11,591,156

CAPITAL GOODS - 1.5%
100,000		Eaton Corp	4.000	11/02/32	107,304
200,000		General Dynamics Corp	2.125	08/15/26	196,924
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	132,572
200,000	g	LafargeHolcim Finance US LLC	3.500	09/22/26	203,392
175,000		Lockheed Martin Corp	2.500	11/23/20	180,661
100,000		Lockheed Martin Corp	3.550	01/15/26	108,124
250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	252,221
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	204,279
125,000		Rockwell Automation, Inc	2.050	03/01/20	126,561
250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	248,121
250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	247,071
200,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	200,500
100,000	g	Stena AB	7.000	02/01/24	82,500
100,000		Textron, Inc	3.875	03/01/25	105,389
425,000		Timken Co	3.875	09/01/24	428,533
100,000	g	TransDigm, Inc	6.375	06/15/26	103,750

		TOTAL CAPITAL GOODS			2,927,902

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
500,000		21st Century Fox America, Inc	3.000	09/15/22	520,722
50,000		21st Century Fox America, Inc	6.900	08/15/39	67,273
25,000		AECOM	5.750	10/15/22	26,258

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		AECOM	5.875%	10/15/24	$53,250
250,000		Air Lease Corp	3.875	04/01/21	264,375
475,000	g	Daimler Finance North America LLC	2.000	07/06/21	475,828
225,000		Equifax, Inc	3.250	06/01/26	231,970
100,000	g	Herc Rentals, Inc	7.750	06/01/24	102,750
100,000		Quest Diagnostics, Inc	3.450	06/01/26	104,265
75,000		Republic Services, Inc	3.800	05/15/18	77,910
250,000		Republic Services, Inc	3.550	06/01/22	268,656
150,000		Republic Services, Inc	3.200	03/15/25	157,084
100,000		Republic Services, Inc	2.900	07/01/26	101,451
75,000		United Rentals North America, Inc	5.500	07/15/25	76,875
100,000		Waste Management, Inc	2.900	09/15/22	104,958
150,000		Waste Management, Inc	2.400	05/15/23	151,827
50,000		Waste Management, Inc	3.900	03/01/35	53,419
50,000		Waste Management, Inc	4.100	03/01/45	54,935
75,000	g	XPO Logistics, Inc	6.500	06/15/22	78,469

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,972,275

CONSUMER DURABLES & APPAREL - 0.4%
200,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	211,927
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	78,145
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	105,746
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	136,220
100,000		PVH Corp	4.500	12/15/22	104,250
100,000		Whirlpool Corp	3.700	03/01/23	106,577

		TOTAL CONSUMER DURABLES & APPAREL			742,865

CONSUMER SERVICES - 0.3%
100,000		ADT Corp	6.250	10/15/21	108,750
100,000	g	Aramark Services, Inc	4.750	06/01/26	100,500
65,000	g	International Game Technology	5.625	02/15/20	68,981
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	162,411
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	117,080
70,000		Speedway Motorsports, Inc	5.125	02/01/23	71,575

		TOTAL CONSUMER SERVICES			629,297

DIVERSIFIED FINANCIALS - 4.7%
125,000		American Express Centurion Bank	6.000	09/13/17	130,373
100,000		American Honda Finance Corp	2.300	09/09/26	99,836
750,000	g,i	Armor Re Ltd	4.724	12/15/16	752,025
200,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	195,600
50,000		Bank of New York Mellon Corp	5.450	05/15/19	54,931
225,000	g	Bayer US Finance LLC	2.375	10/08/19	228,284
200,000	g	Bayer US Finance LLC	3.375	10/08/24	206,613
200,000	g	BBVA Bancomer S.A.	6.750	09/30/22	223,500
125,000		Credit Suisse	2.300	05/28/19	126,548
200,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	202,720
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	149,115
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	104,800
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	65,624
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	252,640
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	36,527
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	761,703
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	333,674
250,000		Ford Motor Credit Co LLC	3.336	03/18/21	257,746
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	290,300
160,000		General Motors Financial Co, Inc	3.500	07/10/19	164,820
100,000		General Motors Financial Co, Inc	3.200	07/13/20	102,401
225,000		General Motors Financial Co, Inc	4.200	03/01/21	236,797
300,000		General Motors Financial Co, Inc	3.200	07/06/21	303,706
40,000		General Motors Financial Co, Inc	4.375	09/25/21	42,725
125,000		General Motors Financial Co, Inc	3.700	05/09/23	127,171
100,000		General Motors Financial Co, Inc	5.250	03/01/26	109,512

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		Goldman Sachs Group, Inc	3.500%	01/23/25	$310,424
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	140,933
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	112,508
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	212,500
200,000	g	ICICI Bank Ltd	4.000	03/18/26	206,934
100,000		International Lease Finance Corp	5.875	08/15/22	110,875
250,000	g	KOC Holding AS.	5.250	03/15/23	255,742
100,000		Legg Mason, Inc	2.700	07/15/19	101,666
100,000		Legg Mason, Inc	3.950	07/15/24	102,357
325,000		Morgan Stanley	1.875	01/05/18	326,319
450,000		Morgan Stanley	3.125	07/27/26	454,488
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	59,137
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	153,673
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	199,602
750,000		Wells Fargo & Co	2.100	07/26/21	747,487

		TOTAL DIVERSIFIED FINANCIALS			9,054,336

ENERGY - 3.5%
175,000		Anadarko Petroleum Corp	4.850	03/15/21	188,527
100,000		Anadarko Petroleum Corp	5.550	03/15/26	113,606
50,000		Apache Corp	3.250	04/15/22	51,311
50,000		Apache Corp	4.750	04/15/43	51,414
25,000		Apache Corp	4.250	01/15/44	24,345
250,000		BP Capital Markets plc	1.375	05/10/18	249,947
300,000		BP Capital Markets plc	2.315	02/13/20	306,164
125,000		BP Capital Markets plc	3.119	05/04/26	128,386
12,000		California Resources Corp	5.000	01/15/20	7,230
15,000	g	California Resources Corp	8.000	12/15/22	9,975
80,000		Canadian Natural Resources Ltd	3.900	02/01/25	80,367
10,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	10,800
192,000		Cimarex Energy Co	4.375	06/01/24	200,632
150,000		Concho Resources, Inc	5.500	04/01/23	154,687
200,000		Devon Energy Corp	5.000	06/15/45	195,016
50,000		Ecopetrol S.A.	5.875	09/18/23	53,940
50,000		Ecopetrol S.A.	5.375	06/26/26	52,047
200,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	202,500
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,793
100,000		Enbridge Energy Partners LP	4.375	10/15/20	105,471
150,000		Enbridge Energy Partners LP	5.875	10/15/25	172,541
200,000		Enterprise Products Operating LLC	3.750	02/15/25	207,381
250,000		Enterprise Products Operating LLC	5.100	02/15/45	269,500
100,000		EOG Resources, Inc	4.150	01/15/26	109,286
25,000		EP Energy LLC	6.375	06/15/23	14,875
75,000		Exterran Partners LP	6.000	10/01/22	69,562
200,000		Exxon Mobil Corp	2.222	03/01/21	204,380
225,000		Exxon Mobil Corp	3.043	03/01/26	235,575
100,000		Exxon Mobil Corp	4.114	03/01/46	111,318
50,000		Ferrellgas Partners LP	6.750	01/15/22	44,500
100,000		Husky Energy, Inc	3.950	04/15/22	105,904
100,000		Magellan Midstream Partners LP	4.250	09/15/46	99,481
150,000		Marathon Oil Corp	2.700	06/01/20	147,028
52,000		Noble Energy, Inc	5.625	05/01/21	54,173
25,000		Noble Energy, Inc	5.250	11/15/43	25,461
200,000		ONE Gas, Inc	2.070	02/01/19	202,993
100,000		ONE Gas, Inc	3.610	02/01/24	107,833
125,000		Petrobras Global Finance BV	4.875	03/17/20	126,289
50,000	g	Petroleos Mexicanos	5.500	02/04/19	52,725
100,000		Petroleos Mexicanos	3.500	07/23/20	100,700
75,000	g	Petroleos Mexicanos	6.375	02/04/21	81,758
150,000		Petroleos Mexicanos	3.500	01/30/23	141,383
80,000		Petroleos Mexicanos	4.250	01/15/25	77,800
150,000	g	Petroleos Mexicanos	6.875	08/04/26	169,118
40,000		Petroleos Mexicanos	5.500	06/27/44	34,676
45,000		Pioneer Natural Resources Co	7.500	01/15/20	52,063

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Pioneer Natural Resources Co	3.450%	01/15/21	$155,990
125,000		Pioneer Natural Resources Co	4.450	01/15/26	135,643
100,000		Plains All American Pipeline LP	4.650	10/15/25	103,957
39,000		Plains All American Pipeline LP	4.900	02/15/45	35,816
32,000		Questar Market Resources, Inc	6.875	03/01/21	33,440
17,000		Regency Energy Partners LP	5.875	03/01/22	18,740
75,000		Shell International Finance BV	2.375	08/21/22	76,244
175,000		Shell International Finance BV	4.000	05/10/46	179,507
100,000		Statoil ASA	1.200	01/17/18	99,868
200,000		Statoil ASA	2.450	01/17/23	203,975
125,000		Statoil ASA	4.250	11/23/41	133,608
10,000		Tesoro Logistics LP	6.125	10/15/21	10,450
10,000		Tesoro Logistics LP	6.375	05/01/24	10,725
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	122,225
200,000	g	Ultrapar International S.A.	5.250	10/06/26	199,540
50,000		Vale Overseas Ltd	4.375	01/11/22	49,438
25,000		Vale Overseas Ltd	6.875	11/21/36	24,375

		TOTAL ENERGY			6,825,002

FOOD & STAPLES RETAILING - 1.4%
100,000	g	Albertsons Cos LLC	6.625	06/15/24	104,000
200,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	197,072
400,000		CVS Health Corp	2.800	07/20/20	414,720
275,000		CVS Health Corp	2.125	06/01/21	277,811
421,000		CVS Health Corp	3.875	07/20/25	458,569
275,000		CVS Health Corp	2.875	06/01/26	279,253
140,000		Ingles Markets, Inc	5.750	06/15/23	145,250
100,000		SYSCO Corp	2.500	07/15/21	102,150
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	231,840
125,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	127,930
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	268,767
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	103,876
100,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	109,228

		TOTAL FOOD & STAPLES RETAILING			2,820,466

FOOD, BEVERAGE & TOBACCO - 1.2%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	257,991
425,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	455,125
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	239,869
200,000	g	Corp Lindley S.A.	4.625	04/12/23	205,000
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	104,158
300,000		Mondelez International, Inc	4.000	02/01/24	328,421
5,000		PepsiCo, Inc	7.900	11/01/18	5,671
75,000		PepsiCo, Inc	2.750	04/30/25	78,011
265,000		PepsiCo, Inc	4.450	04/14/46	313,524
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,863
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	191,428
100,000	g	Pernod-Ricard S.A.	3.250	06/08/26	101,642

		TOTAL FOOD, BEVERAGE & TOBACCO			2,317,703

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
50,000		Becton Dickinson & Co	1.750	11/08/16	50,033
100,000		Covidien International Finance S.A.	3.200	06/15/22	106,189
100,000		Express Scripts Holding Co	3.900	02/15/22	107,909
275,000		Express Scripts Holding Co	3.400	03/01/27	276,745
15,000		HCA, Inc	6.500	02/15/20	16,613
150,000		HCA, Inc	5.875	03/15/22	166,125
30,000	g	LifePoint Health, Inc	5.375	05/01/24	30,000
200,000		Medtronic, Inc	3.500	03/15/25	215,496
200,000		Medtronic, Inc	4.625	03/15/45	235,550
100,000		St. Jude Medical, Inc	3.875	09/15/25	106,643
125,000		Stryker Corp	2.625	03/15/21	128,859
100,000		Stryker Corp	3.375	11/01/25	105,101

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Thermo Fisher Scientific, Inc	2.400%	02/01/19	$101,661
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	104,802
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	128,990
100,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	99,672
250,000		Zimmer Holdings, Inc	2.700	04/01/20	255,406

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,235,794

INSURANCE - 1.9%
125,000		Aetna, Inc	1.500	11/15/17	125,010
100,000		Allstate Corp	3.150	06/15/23	106,036
100,000		Allstate Corp	4.500	06/15/43	117,738
100,000		American Financial Group, Inc	3.500	08/15/26	100,109
200,000		American International Group, Inc	2.300	07/16/19	203,659
300,000		American International Group, Inc	3.900	04/01/26	317,575
100,000		Aon plc	3.875	12/15/25	106,841
200,000		Children’s Hospital Medic	4.268	05/15/44	226,615
100,000		Chubb Corp	6.000	05/11/37	136,148
20,000		Cigna Corp	5.125	06/15/20	22,199
100,000		Cigna Corp	4.500	03/15/21	109,689
125,000		Cigna Corp	3.250	04/15/25	128,953
100,000	g	Five Corners Funding Trust	4.419	11/15/23	108,040
175,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	174,974
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,552
150,000		Progressive Corp	3.750	08/23/21	163,247
175,000		Prudential Financial, Inc	5.400	06/13/35	201,497
100,000	g	Prudential Funding LLC	6.750	09/15/23	124,712
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	102,000
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	133,339
25,000		Travelers Cos, Inc	5.800	05/15/18	26,784
100,000		Travelers Cos, Inc	3.750	05/15/46	105,957
150,000		UnitedHealth Group, Inc	3.750	07/15/25	164,820
275,000		UnitedHealth Group, Inc	4.750	07/15/45	330,633
250,000		WellPoint, Inc	3.125	05/15/22	259,908
150,000		WellPoint, Inc	4.625	05/15/42	162,161
25,000		WR Berkley Corp	5.375	09/15/20	27,590

		TOTAL INSURANCE			3,886,786

MATERIALS - 2.0%
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	199,261
200,000	g	Air Liquide Finance S.A.	2.500	09/27/26	201,074
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,971
52,000		Barrick Gold Corp	4.100	05/01/23	56,251
25,000		Berry Plastics Corp	6.000	10/15/22	26,375
50,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	59,251
50,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	58,750
50,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	59,000
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	221,900
100,000		Corning, Inc	1.450	11/15/17	99,947
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	210,470
105,000		Crown Americas LLC	4.500	01/15/23	109,331
100,000		Eastman Chemical Co	3.800	03/15/25	105,912
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	204,373
930,000	g	Glencore Funding LLC	2.125	04/16/18	923,490
125,000	g	Glencore Funding LLC	4.625	04/29/24	126,991
50,000		Hexion US Finance Corp	8.875	02/01/18	47,750
50,000		Hexion US Finance Corp	6.625	04/15/20	43,875
200,000	g	Klabin Finance S.A.	5.250	07/16/24	199,500
50,000		Newmont Mining Corp	4.875	03/15/42	52,804
125,000		Nucor Corp	4.000	08/01/23	134,751
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	85,900
150,000		Packaging Corp of America	3.650	09/15/24	156,214
70,000	g	Sealed Air Corp	5.250	04/01/23	74,550
200,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	197,200

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Steel Dynamics, Inc	5.125%	10/01/21	$25,969
100,000		Teck Resources Ltd	3.750	02/01/23	91,625
45,000	g	Univar, Inc	6.750	07/15/23	46,350

		TOTAL MATERIALS			3,856,835

MEDIA - 2.1%
100,000		AMC Entertainment, Inc	5.875	02/15/22	103,500
150,000		CBS Corp	2.300	08/15/19	152,043
100,000		CBS Corp	2.900	01/15/27	97,566
250,000	g	CCO Safari II LLC	3.579	07/23/20	261,314
175,000	g	CCO Safari II LLC	4.464	07/23/22	188,973
325,000	g	Charter Communications Operating LLC	4.908	07/23/25	358,794
75,000		Cinemark USA, Inc	4.875	06/01/23	75,375
475,000		Comcast Corp	4.250	01/15/33	528,545
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	54,063
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,600
80,000	g	Gannett Co, Inc	5.500	09/15/24	82,600
200,000		Grupo Televisa SAB	4.625	01/30/26	213,730
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,589
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	126,796
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,625
50,000		Outfront Media Capital LLC	5.250	02/15/22	52,000
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	204,887
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	51,375
75,000		Time Warner Cable, Inc	5.875	11/15/40	83,457
450,000		Time Warner, Inc	2.100	06/01/19	456,719
50,000		Time Warner, Inc	6.500	11/15/36	64,747
150,000		Time Warner, Inc	4.650	06/01/44	162,822
104,000	g	Time, Inc	5.750	04/15/22	102,180
100,000	g	Univision Communications, Inc	5.125	05/15/23	101,250
115,000		Viacom, Inc	2.500	12/15/16	115,280
100,000		Viacom, Inc	2.250	02/04/22	99,520
100,000		Viacom, Inc	3.450	10/04/26	99,941
25,000		Viacom, Inc	5.850	09/01/43	28,260

		TOTAL MEDIA			4,033,551

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
100,000		Abbott Laboratories	5.300	05/27/40	121,279
425,000		AbbVie, Inc	2.500	05/14/20	433,851
250,000		AbbVie, Inc	3.200	05/14/26	253,247
175,000		Actavis Funding SCS	3.000	03/12/20	180,407
450,000		Actavis Funding SCS	3.800	03/15/25	476,520
100,000		Actavis Funding SCS	4.550	03/15/35	106,423
100,000		Amgen, Inc	1.850	08/19/21	99,418
150,000		Amgen, Inc	2.600	08/19/26	147,701
150,000		Biogen, Inc	2.900	09/15/20	155,793
175,000		Celgene Corp	2.875	08/15/20	181,045
250,000		Celgene Corp	3.875	08/15/25	267,716
250,000		Gilead Sciences, Inc	3.650	03/01/26	269,244
150,000		Gilead Sciences, Inc	2.950	03/01/27	151,681
100,000		Johnson & Johnson	2.450	03/01/26	102,835
100,000	g	Mylan NV	3.750	12/15/20	104,444
100,000	g	Mylan NV	3.950	06/15/26	100,810
75,000		Mylan, Inc	2.550	03/28/19	75,947
250,000		Novartis Capital Corp	4.000	11/20/45	276,735
100,000		Perrigo Finance plc	4.900	12/15/44	100,439
175,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	174,689
100,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	100,529
100,000		Zoetis, Inc	3.450	11/13/20	104,538

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,985,291

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 2.2%
$ 100,000		Alexandria Real Estate Equities, Inc	3.950%	01/15/27	$104,691
100,000	h	AvalonBay Communities, Inc	2.900	10/15/26	99,592
100,000	h	AvalonBay Communities, Inc	3.900	10/15/46	98,866
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	154,019
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	104,833
125,000		Brixmor Operating Partnership LP	3.250	09/15/23	125,353
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	203,486
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	103,699
35,000		Camden Property Trust	4.625	06/15/21	38,381
100,000		Camden Property Trust	2.950	12/15/22	100,900
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	105,996
100,000		DDR Corp	3.625	02/01/25	101,159
75,000		DDR Corp	4.250	02/01/26	79,285
100,000		Developers Diversified Realty Corp	4.750	04/15/18	103,815
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,043
100,000		Duke Realty LP	3.250	06/30/26	102,290
100,000		Equity One, Inc	3.750	11/15/22	103,768
75,000		Essex Portfolio LP	3.375	01/15/23	77,591
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,401
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	102,597
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	180,866
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	103,505
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	126,475
100,000		Host Hotels & Resorts LP	4.500	02/01/26	105,335
100,000		Kimco Realty Corp	3.400	11/01/22	105,357
100,000		Liberty Property LP	3.250	10/01/26	100,830
100,000		Mid-America Apartments LP	4.300	10/15/23	108,055
125,000		Mid-America Apartments LP	3.750	06/15/24	130,456
50,000		National Retail Properties, Inc	3.800	10/15/22	53,160
100,000		National Retail Properties, Inc	3.300	04/15/23	102,417
100,000		National Retail Properties, Inc	4.000	11/15/25	106,694
150,000		Regency Centers LP	3.900	11/01/25	159,928
40,000		Simon Property Group LP	10.350	04/01/19	47,749
50,000		Weingarten Realty Investors	3.375	10/15/22	51,458
100,000		Weingarten Realty Investors	3.500	04/15/23	102,791
100,000		Weingarten Realty Investors	4.450	01/15/24	108,340
100,000		Weingarten Realty Investors	3.850	06/01/25	104,613
100,000		Weingarten Realty Investors	3.250	08/15/26	100,170
325,000		Welltower, Inc	4.000	06/01/25	344,813

		TOTAL REAL ESTATE			4,229,777

RETAILING - 1.6%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	105,000
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,750
100,000		AutoNation, Inc	3.350	01/15/21	102,988
300,000		AutoZone, Inc	2.500	04/15/21	305,560
100,000		AutoZone, Inc	3.250	04/15/25	103,628
15,000		Dollar Tree, Inc	5.750	03/01/23	16,144
200,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	197,400
200,000		Home Depot, Inc	2.000	04/01/21	203,584
150,000		Home Depot, Inc	3.350	09/15/25	162,671
100,000		Home Depot, Inc	3.000	04/01/26	105,859
150,000		Home Depot, Inc	2.125	09/15/26	147,548
100,000		Home Depot, Inc	3.500	09/15/56	97,297
75,000		L Brands, Inc	6.875	11/01/35	81,750
75,000		L Brands, Inc	6.750	07/01/36	80,671
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	65,450
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,545
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	770,699
125,000	g	Rolls-Royce plc	2.375	10/14/20	127,507
100,000	g	Rolls-Royce plc	3.625	10/14/25	105,740
200,000		Target Corp	2.500	04/15/26	204,223
125,000		Target Corp	3.625	04/15/46	129,382

		TOTAL RETAILING			3,177,396

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.3%
$ 100,000	g	Activision Blizzard, Inc	2.300%	09/15/21	$100,254
100,000	g	Activision Blizzard, Inc	3.400	09/15/26	100,492
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,211,830
425,000		Microsoft Corp	2.400	08/08/26	425,273
100,000		NCR Corp	5.875	12/15/21	105,250
50,000	g	Open Text Corp	5.625	01/15/23	51,000
50,000	g	Open Text Corp	5.875	06/01/26	52,313
225,000		Oracle Corp	1.900	09/15/21	225,588
225,000		Oracle Corp	2.650	07/15/26	224,807
25,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	26,313

		TOTAL SOFTWARE & SERVICES			2,523,120

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
250,000		Alphabet, Inc	1.998	08/15/26	247,012
200,000		Amphenol Corp	3.125	09/15/21	207,627
250,000		Cisco Systems, Inc	1.850	09/20/21	251,636
75,000	g	CommScope, Inc	5.000	06/15/21	77,625
75,000	g	CommScope, Inc	5.500	06/15/24	79,125
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,833
225,000	g	Diamond Finance Corp	4.420	06/15/21	235,168
75,000	g	NXP BV	4.625	06/01/23	82,031
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,762
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	159,600
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	106,959

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,651,378

TELECOMMUNICATION SERVICES - 2.4%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	203,746
200,000		American Tower Corp	3.300	02/15/21	209,090
50,000		American Tower Corp	3.500	01/31/23	52,169
50,000		American Tower Corp	4.400	02/15/26	54,796
75,000		American Tower Corp	3.375	10/15/26	76,066
125,000		AT&T, Inc	1.400	12/01/17	125,076
225,000		AT&T, Inc	2.450	06/30/20	229,327
150,000		AT&T, Inc	2.625	12/01/22	151,203
175,000		AT&T, Inc	4.450	04/01/24	192,445
525,000		AT&T, Inc	3.400	05/15/25	539,693
300,000		AT&T, Inc	4.500	05/15/35	315,813
100,000		AT&T, Inc	4.750	05/15/46	105,195
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	218,971
100,000		Crown Castle International Corp	2.250	09/01/21	99,927
110,000		Crown Castle International Corp	4.875	04/15/22	122,705
200,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	199,848
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	155,551
50,000		Orange S.A.	5.500	02/06/44	62,498
100,000		T-Mobile USA, Inc	6.731	04/28/22	105,000
50,000		T-Mobile USA, Inc	6.375	03/01/25	54,375
675,000		Verizon Communications, Inc	3.450	03/15/21	719,254
400,000		Verizon Communications, Inc	4.150	03/15/24	441,738
258,000		Verizon Communications, Inc	4.272	01/15/36	269,359
100,000		Verizon Communications, Inc	4.125	08/15/46	100,289

		TOTAL TELECOMMUNICATION SERVICES			4,804,134

TRANSPORTATION - 1.7%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	170,661
100,000	g	Bombardier, Inc	5.500	09/15/18	101,500
225,000		Canadian Pacific Railway Co	2.900	02/01/25	230,395
100,000		Canadian Pacific Railway Co	4.800	08/01/45	117,143
125,000	g	ERAC USA Finance LLC	2.600	12/01/21	127,419
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	104,766
100,000	g	ERAC USA Finance LLC	3.300	12/01/26	102,943

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	ERAC USA Finance LLC	5.625%	03/15/42	$121,251
125,000		FedEx Corp	3.250	04/01/26	131,911
221,000		GATX Corp	1.250	03/04/17	220,849
200,000		GATX Corp	2.500	07/30/19	202,566
200,000		GATX Corp	5.200	03/15/44	216,054
150,000		GATX Corp	4.500	03/30/45	144,029
400,000		Kansas City Southern	2.350	05/15/20	403,181
175,000		Kansas City Southern	4.950	08/15/45	199,152
200,000	g	Mexico City Airport Trust	4.250	10/31/26	200,500
250,000		Norfolk Southern Corp	4.450	06/15/45	280,122
250,000	g	TTX Co	3.600	01/15/25	260,744

		TOTAL TRANSPORTATION			3,335,186

UTILITIES - 4.4%
8,000	i	AES Corp	3.842	06/01/19	8,020
100,000		AES Corp	4.875	05/15/23	102,125
200,000		AGL Capital Corp	3.875	11/15/25	215,063
100,000		Alabama Power Co	3.550	12/01/23	109,194
100,000		Alabama Power Co	4.150	08/15/44	109,663
75,000		Atmos Energy Corp	8.500	03/15/19	87,278
200,000		Black Hills Corp	4.250	11/30/23	218,148
100,000		Black Hills Corp	3.150	01/15/27	101,016
200,000		Carolina Power & Light Co	5.300	01/15/19	218,308
100,000		CMS Energy Corp	3.600	11/15/25	107,058
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,298
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	173,648
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	131,256
100,000		Consolidated Edison, Inc	2.000	05/15/21	100,989
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	134,948
100,000		Dominion Resources, Inc	2.000	08/15/21	99,769
125,000		Dominion Resources, Inc	2.850	08/15/26	124,330
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,495
100,000		Duke Energy Corp	1.800	09/01/21	99,473
150,000		Duke Energy Corp	2.650	09/01/26	147,347
100,000		Duke Energy Corp	3.750	09/01/46	97,242
300,000	g	Electricite de France S.A.	2.350	10/13/20	305,957
300,000	g	Electricite de France S.A.	3.625	10/13/25	315,632
150,000	g,i	Electricite de France S.A.	5.625	12/30/49	147,225
150,000		Energy Transfer Partners LP	4.750	01/15/26	155,061
100,000		EnLink Midstream Partners LP	4.850	07/15/26	100,687
100,000		Entergy Corp	2.950	09/01/26	100,042
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	160,935
150,000	g	Fortis, Inc	3.055	10/04/26	149,562
50,000		Indiana Michigan Power Co	7.000	03/15/19	56,050
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,061
100,000		Interstate Power & Light Co	3.700	09/15/46	101,872
200,000		Kinder Morgan, Inc	5.000	03/01/43	188,531
100,000		LG&E and KU Energy LLC	3.750	11/15/20	106,682
200,000	g	Listrindo Capital BV	4.950	09/14/26	200,690
80,000		MPLX LP	4.000	02/15/25	78,883
50,000		NiSource Finance Corp	4.800	02/15/44	56,596
100,000		Northeast Utilities	1.450	05/01/18	100,188
100,000		NRG Energy, Inc	6.250	05/01/24	101,500
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	126,492
100,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	104,752
125,000		Pacific Gas & Electric Co	4.250	03/15/46	140,872
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	215,808
300,000		PPL Capital Funding, Inc	4.200	06/15/22	328,776
100,000		PPL Capital Funding, Inc	3.100	05/15/26	101,714
250,000		PPL Electric Utilities Corp	3.000	09/15/21	264,716
50,000		Progress Energy, Inc	7.050	03/15/19	56,425
80,000		Public Service Co of Colorado	4.750	08/15/41	96,467
100,000		Public Service Co of Oklahoma	5.150	12/01/19	109,716
100,000		Public Service Electric & Gas Co	3.800	03/01/46	109,007
125,000		Sempra Energy	2.875	10/01/22	129,235

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Shire Acquisitions Investments Ireland DAC	2.400%	09/23/21	$200,555
100,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	100,276
125,000		Southern Co	4.400	07/01/46	135,226
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	101,352
150,000		Southern Power Co	4.150	12/01/25	161,623
150,000		Spectra Energy Partners LP	4.500	03/15/45	150,671
200,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	198,000
100,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	107,245
55,000		Virginia Electric & Power Co	2.950	01/15/22	57,660
100,000		Western Gas Partners LP	4.000	07/01/22	102,258
100,000		Western Gas Partners LP	3.950	06/01/25	98,703
200,000		Western Gas Partners LP	4.650	07/01/26	207,103
75,000		Williams Partners LP	3.600	03/15/22	76,309
100,000		Williams Partners LP	4.500	11/15/23	103,688
75,000		Williams Partners LP	4.900	01/15/45	71,462
35,000		Xcel Energy, Inc	4.800	09/15/41	40,902

		TOTAL UTILITIES			8,578,835

		TOTAL CORPORATE BONDS (Cost $84,023,030)			87,392,926

GOVERNMENT BONDS - 39.8%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	412,620
109,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	114,300

		TOTAL AGENCY SECURITIES			526,920

FOREIGN GOVERNMENT BONDS - 3.2%
150,000	g	Argentine Republic Government International Bond	7.625	04/22/46	169,200
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	102,604
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	92,500
25,000		Brazilian Government International Bond	7.125	01/20/37	29,187
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	152,216
250,000		Canada Government International Bond	0.875	02/14/17	250,160
200,000		Colombia Government International Bond	2.625	03/15/23	197,200
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	215,500
150,000	g	Croatia Government International Bond	6.375	03/24/21	168,595
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	97,536
$ 200,000	g	Ecuador Government International Bond	10.750	03/28/22	204,000
100,000		European Investment Bank	4.875	02/15/36	138,607
250,000	g	Guatemala Government International Bond	4.500	05/03/26	261,250
100,000		Hungary Government International Bond	5.750	11/22/23	117,637
150,000		Jamaica Government International Bond	8.000	03/15/39	179,250
800,000		Japan Bank for International Cooperation	2.375	04/20/26	829,852
200,000	g,i	Kommunalbanken AS.	0.991	02/20/18	200,306
100,000		Mexico Government International Bond	4.000	10/02/23	106,950
200,000		Mexico Government International Bond	4.350	01/15/47	197,000
200,000	g	Namibia Government International Bonds	5.250	10/29/25	211,018
200,000	g	Pakistan Government International Bond	8.250	09/30/25	220,237
275,000		Peruvian Government International Bond	4.125	08/25/27	314,187
200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	213,500
200,000	g	Republic of Angola	9.500	11/12/25	198,431
200,000	g	Republic of Ghana	7.875	08/07/23	186,433
200,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	216,000
200,000	h	South Africa Government International Bond	5.000	10/12/46	201,250
200,000	g	Sri Lanka Government International Bond	5.750	01/18/22	204,098
50,000		Turkey Government International Bond	6.875	03/17/36	58,059
200,000		Turkey Government International Bond	6.625	02/17/45	233,955
125,000		Uruguay Government International Bond	4.375	10/27/27	134,531
70,000		Uruguay Government International Bond	5.100	06/18/50	72,625
200,000	g	Zambia Government International Bond	8.970	07/30/27	196,500

		TOTAL FOREIGN GOVERNMENT BONDS			6,370,374

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 18.0%
$ 312,682		Federal Home Loan Mortgage Corp (FHLMC)	3.000%	12/15/41	$325,359
696,787		FHLMC	3.500	07/15/46	103,285
1,591		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,815
116,016		FGLMC	6.000	11/01/33	135,636
19,518		FGLMC	5.000	05/01/34	21,776
12,987		FGLMC	6.000	09/01/34	15,065
6,729		FGLMC	6.000	04/01/35	7,678
4,465		FGLMC	5.000	02/01/36	4,992
199		FGLMC	6.500	05/01/36	228
33,471		FGLMC	6.000	08/01/37	38,722
8,244		FGLMC	6.500	09/01/37	9,445
7,785		FGLMC	6.500	11/01/37	9,115
27,146		FGLMC	5.000	04/01/38	30,526
3,692		FGLMC	6.500	05/01/38	4,230
4,640		FGLMC	5.500	01/01/39	5,203
21,230		FGLMC	5.000	07/01/39	23,514
36,314		FGLMC	5.000	01/01/40	40,223
454,416		FGLMC	3.500	04/01/45	486,765
2,268,166		FGLMC	3.500	10/01/45	2,421,965
810,371		FGLMC	4.000	12/01/45	883,039
64,384		Federal National Mortgage Association (FNMA)	6.000	08/01/21	69,559
1,888		FNMA	5.500	09/01/24	2,126
150,362		FNMA	3.500	01/01/26	159,694
1,000,000	h	FNMA	3.000	10/25/31	1,049,883
1,000,000	h	FNMA	2.500	11/25/31	1,033,945
1,000,000	h	FNMA	3.000	11/25/31	1,048,457
1,000,000	h	FNMA	2.500	12/25/31	1,031,953
320,394		FNMA	3.500	06/01/32	344,404
12,338		FNMA	6.500	07/01/32	14,505
297,291		FNMA	5.500	03/01/34	338,039
25,357		FNMA	6.500	02/01/35	29,212
251,154		FNMA	5.000	05/01/35	280,323
7,753		FNMA	7.500	07/01/35	7,825
348,293		FNMA	5.000	02/01/36	387,593
6,368		FNMA	6.500	09/01/36	7,336
19,663		FNMA	7.000	02/01/37	23,210
23,191		FNMA	7.000	04/01/37	26,959
3,316		FNMA	6.500	08/01/37	3,820
4,158		FNMA	7.000	11/01/37	4,633
1,147		FNMA	6.500	02/01/38	1,322
1,355		FNMA	6.500	03/01/38	1,561
76,426		FNMA	6.500	07/01/39	88,042
250,208		FNMA	4.500	09/01/39	279,897
202,313		FNMA	4.500	10/01/39	226,245
95,119		FNMA	5.000	03/01/40	107,602
944,803		FNMA	5.500	07/01/40	1,073,047
425,860		FNMA	6.000	10/01/40	488,846
1,283,288		FNMA	4.500	11/01/40	1,408,044
173,377		FNMA	5.000	02/01/41	197,355
160,551		FNMA	5.000	07/01/41	179,006
594,058		FNMA	3.000	06/25/42	616,534
183,814	i	FNMA	1.025	08/25/42	184,126
171,379	i	FNMA	0.925	11/25/42	170,951
376,718		FNMA	3.500	11/25/42	60,844
460,459		FNMA	4.500	10/01/44	515,862
876,319		FNMA	4.500	11/01/44	981,295
902,340		FNMA	4.000	12/01/44	982,928
2,908,016		FNMA	4.000	07/01/45	3,179,982
696,958		FNMA	4.000	01/01/46	759,608
1,125,236	h	FNMA	3.500	06/01/46	1,187,713
470,793		FNMA	3.500	08/01/46	496,933
62,961		FNMA	3.500	10/01/46	67,376
98,661		FNMA	3.500	10/01/46	105,403

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000	h	FNMA	3.000%	10/25/46	$1,039,688
68,840		FNMA	3.500	10/25/46	12,929
2,000,000		FNMA	3.500	10/25/46	2,110,625
1,000,000	h	FNMA	3.000	11/25/46	1,037,285
2,000,000	h	FNMA	3.000	12/25/46	2,070,375
1,294,086	h	FNMA	3.500	07/01/55	1,365,940
7,228		Government National Mortgage Association (GNMA)	5.500	07/15/33	8,274
61,331		GNMA	5.500	07/20/33	69,535
7,714		GNMA	5.000	03/15/34	8,599
83,726		GNMA	5.000	06/15/34	94,232
33,438		GNMA	5.500	02/15/37	37,796
9,365		GNMA	5.000	04/15/38	10,522
21,231		GNMA	5.500	05/15/38	23,998
3,931		GNMA	6.000	08/15/38	4,505
5,056		GNMA	6.000	08/20/38	5,794
130,175		GNMA	5.500	07/15/39	147,142
38,091		GNMA	4.500	04/15/40	42,175
668,832		GNMA	3.500	10/20/42	115,635
306,697		GNMA	3.500	09/20/44	325,998
970,160		GNMA	3.500	05/20/46	1,031,852
1,000,000	h	GNMA	3.000	11/20/46	1,045,605
1,000,000	h	GNMA	3.000	12/20/46	1,043,574

		TOTAL MORTGAGE BACKED			35,444,657

MUNICIPAL BONDS - 0.1%
200,000		University of Massachusetts Building Authority	0.770	11/01/16	199,984

		TOTAL MUNICIPAL BONDS			199,984

U.S. TREASURY SECURITIES - 18.2%
1,000,000		United States Treasury Bond	3.125	11/15/41	1,167,109
5,435,700		United States Treasury Bond	3.000	11/15/45	6,221,751
270,000		United States Treasury Bond	2.500	05/15/46	280,357
1,600,000		United States Treasury Bond	2.250	08/15/46	1,576,062
250,000		United States Treasury Note	0.750	02/28/18	250,068
7,400,000		United States Treasury Note	0.875	03/31/18	7,414,741
2,250,000		United States Treasury Note	0.750	04/30/18	2,250,351
4,000,000		United States Treasury Note	0.875	05/31/18	4,008,124
1,750,000		United States Treasury Note	0.625	06/30/18	1,746,103
850,000		United States Treasury Note	0.750	08/31/18	849,801
3,045,000		United States Treasury Note	0.875	09/15/19	3,044,644
2,358,000		United States Treasury Note	1.375	05/31/21	2,383,792
316,000		United States Treasury Note	1.125	08/31/21	315,703
300,000		United States Treasury Note	1.625	04/30/23	304,477
1,000,000		United States Treasury Note	1.625	05/31/23	1,014,688
2,000,000		United States Treasury Note	1.375	08/31/23	1,994,454
1,105,000		United States Treasury Note	1.500	08/15/26	1,095,030

		TOTAL U.S. TREASURY SECURITIES			35,917,255

		TOTAL GOVERNMENT BONDS (Cost $76,932,560)			78,459,190

STRUCTURED ASSETS - 12.5%

ASSET BACKED - 3.6%
115,376	i	ACE Securities Corp Home Equity Loan Trust	1.260	08/25/35	114,328
		Series - 2005 HE5 (Class M2)
280,446		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	280,548
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	205,802
		Series - 2015 3 (Class D)
32,401	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	32,407
		Series - 2005 HE7 (Class M2)
66,667	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	66,824
		Series - 2011 3A (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802%	05/20/18	$201,101
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	201,070
		Series - 2012 3A (Class B)
187,209	g	Capital Automotive REIT	4.700	07/15/42	190,823
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,000,730
		Series - 2014 1A (Class A)
225,749	g,i	CBRE Realty Finance CDO Ltd	0.957	04/07/52	81,598
		Series - 2007 1A (Class A2)
84,909	m	CCR, Inc	0.963	07/10/17	84,424
		Series - 2010 CX (Class C)
30,415		Centex Home Equity	5.540	01/25/32	30,334
		Series - 2002 A (Class AF6)
492,500	g	DB Master Finance LLC	3.262	02/20/45	495,061
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	198,859
		Series - 2011 LC1A (Class C)
645,125	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	651,173
		Series - 2015 1A (Class A2I)
496,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	505,580
		Series - 2015 1A (Class A2II)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	200,088
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	260,672
		Series - 2013 A (Class D)
122,966	i	Lehman XS Trust	6.500	06/25/46	98,027
		Series - 2006 13 (Class 2A1)
98,780	g	Orange Lake Timeshare Trust	3.030	07/09/29	99,053
		Series - 2014 AA (Class B)
100,000		Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	104,565
		Series - 2006 HI1 (Class M2)
92,825		Santander Drive Auto Receivables Trust	1.590	10/15/18	92,870
		Series - 2014 1 (Class B)
748	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	748
		Series - 2006 OP1 (Class A2C)
24,210	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	24,309
		Series - 2012 2A (Class B)
41,216	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	41,045
		Series - 2013 1A (Class A)
65,946	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	65,781
		Series - 2013 1A (Class B)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	413,970
		Series - 2012 A (Class A2)
184,098	g	SolarCity LMC	4.020	07/20/44	173,295
		Series - 2014 2 (Class A)
298,402	g	SpringCastle America Funding LLC	2.700	05/25/23	299,365
		Series - 2014 AA (Class A)
250,000	g,h	SpringCastle America Funding LLC	3.050	04/25/29	251,875
		Series - 2016 AA (Class A)
24,802	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.745	10/25/36	24,713
		Series - 2006 GEL4 (Class A2)
750,000	g	Taco Bell Funding LLC	3.832	05/25/46	760,533
		Series - 2016 1A (Class A2I)
200,000	g,i	Vitality Re IV Ltd	3.024	01/09/17	199,940
		Series - 2013 IV B (Class )
55,992	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	56,826
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED			7,508,337

OTHER MORTGAGE BACKED - 8.9%
276,241	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	276,019
		Series - 2006 2 (Class AJ)
200,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	200,336
		Series - 2006 6 (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Banc of America Commercial Mortgage Trust	5.416%	01/15/49	$198,961
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	233,850
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	449,956
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	1,187,540
		Series - 2007 T28 (Class AJ)
148,008	i	CHL Mortgage Pass-Through Trust	2.852	02/20/35	148,061
		Series - 2004 HYB9 (Class 1A1)
81,821	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	82,094
		Series - 2007 C6 (Class ASB)
403,892	g,i	Citigroup Mortgage Loan Trust	0.704	05/25/37	389,519
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,507,392
		Series - 2007 C3 (Class AJ)
10,270	i	Commercial Mortgage Trust	5.238	04/10/37	10,263
		Series - 2005 GG5 (Class AJ)
1,190,601	i	Commercial Mortgage Trust	5.867	12/10/49	1,228,860
		Series - 2007 GG11 (Class AM)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	200,777
		Series - 2007 C4 (Class A1AJ)
75,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	75,176
		Series - 2009 RR1 (Class A3C)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	500,873
		Series - 2007 C2 (Class AJ)
1,055		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,055
		Series - 2005 C3 (Class AJ)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	369,616
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	391,963
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	111,009
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	339,087
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	199,760
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	396,758
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	244,359
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,034,303
		Series - 2007 C6 (Class AM)
376,184	g,i	LVII Resecuritization Trust	3.324	07/25/47	380,417
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	175,081
		Series - 0 C1 (Class AJA)
68,327	g,i	Morgan Stanley Capital I Trust	6.252	08/12/41	68,210
		Series - 2006 T23 (Class B)
800,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	797,769
		Series - 2006 HQ10 (Class AJ)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	54,950
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,826
		Series - 2006 HQ9 (Class C)
800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	723,732
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	09/25/24	257,753
		Series - 2014 HQ2 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	03/25/25	253,310
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.325	03/25/25	264,345
		Series - 2015 HQ1 (Class M3)
144,958	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	05/25/25	145,282
		Series - 2015 HQ2 (Class M1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.475%	05/25/25	$281,602
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730	12/15/43	195,433
		Series - 2007 C30 (Class AMFL)
195,302	i	Wachovia Bank Commercial Mortgage Trust	5.784	01/15/45	189,799
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,012,597
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	1,202,700
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.839	04/15/47	192,054
		Series - 2007 C31 (Class C)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,231,267
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	71,442
		Series - 2007 C33 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,515
		Series - 2010 C1 (Class B)
1,111		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	1,110
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			17,431,781

		TOTAL STRUCTURED ASSETS (Cost $25,107,620)			24,940,118

		TOTAL BONDS (Cost $186,063,210)			190,792,234

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	19,200
17,265	*	Federal National Mortgage Association	8.250	12/30/49	60,600

		TOTAL BANKS			79,800

		TOTAL PREFERRED STOCKS (Cost $569,550)			79,800

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.6%

GOVERNMENT AGENCY DEBT - 2.5%
$ 5,000,000		Federal Home Loan Bank (FHLB)	0.100	10/03/16	5,000,000

		TOTAL GOVERNMENT AGENCY DEBT			5,000,000

TREASURY DEBT - 5.1%
10,000,000		United States Treasury Bill	0.282	02/02/17	9,988,930

		TOTAL TREASURY DEBT			9,988,930

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,990,276)			14,988,930

		TOTAL INVESTMENTS - 105.4% (Cost $203,388,550)			207,580,606
		OTHER ASSETS & LIABILITIES, NET - (5.4)%			(10,717,163)

		NET ASSETS - 100.0%			$196,863,443

Abbreviation(s):

BRL	Brazilian Real

CDO	Collateralized Debt Obligation

DOP	Dominican Peso

REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Bond Fund

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities was $32,043,859 or 16.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 97.9%

COMMERCIAL PAPER - 5.7%
$ 500,000	y	Coca-Cola Co	0.650%	10/05/16	$499,964
500,000	y	Commonwealth Bank of Australia	0.640	10/05/16	499,964
500,000		Korea Development Bank	0.730	10/04/16	499,970
250,000	y	Novartis Finance Corp	0.470	10/04/16	249,990
500,000	y	Novartis Finance Corp	0.430	10/07/16	499,964
360,000	y	Private Export Funding Corp	0.560	10/03/16	359,989
500,000		Province of British Columbia Canada	0.580	10/03/16	499,984
500,000	y	PSP Capital, Inc	0.610	10/03/16	499,983
250,000	y	Svenska Handelsbanken AB	0.640	10/05/16	249,982
500,000	y	Toronto-Dominion Holdings USA, Inc	0.650	10/07/16	499,946

		TOTAL COMMERCIAL PAPER			4,359,736

GOVERNMENT AGENCY DEBT - 52.3%
500,000		Federal Agricultural Mortgage Corp (FAMC)	0.330	10/04/16	499,986
702,000		FAMC	0.270-0.395	10/11/16	701,932
200,000		FAMC	0.350	10/14/16	199,975
300,000		FAMC	0.330	11/03/16	299,909
900,000		FAMC	0.010-0.340	11/18/16	899,536
400,000		FAMC	0.500	12/16/16	399,578
250,000		FAMC	0.520	03/23/17	249,375
500,000		FAMC	0.590	06/15/17	500,000
700,000		Federal Farm Credit Bank (FFCB)	0.250-0.500	10/11/16	699,938
500,000		FFCB	0.240	10/13/16	499,960
100,000		FFCB	0.350	10/14/16	99,987
100,000		FFCB	0.420	10/17/16	99,981
300,000		FFCB	0.230	10/25/16	299,954
250,000		FFCB	0.430	10/26/16	249,925
500,000		FFCB	0.390	10/31/16	499,838
899,000		FFCB	0.330	11/01/16	898,745
250,000		FFCB	0.200	11/02/16	249,956
300,000		FFCB	0.520	11/09/16	299,831
540,000		FFCB	0.440	11/10/16	539,736
400,000		FFCB	0.300	11/15/16	399,850
250,000		FFCB	0.440	11/16/16	249,860
200,000		Federal Home Loan Bank (FHLB)	0.340	10/07/16	199,989
1,011,000		FHLB	0.280-0.300	10/12/16	1,010,912
845,000		FHLB	0.355-0.520	10/14/16	844,881
142,000		FHLB	0.330	10/17/16	141,979
100,000		FHLB	0.480	10/19/16	99,976
1,060,000		FHLB	0.310	10/21/16	1,059,818
118,000		FHLB	0.280	10/24/16	117,979
500,000		FHLB	0.220	10/25/16	499,927
225,000		FHLB	0.295	10/27/16	224,952
1,150,000		FHLB	0.208-0.300	10/28/16	1,149,810
500,000		FHLB	0.250	10/31/16	499,896
300,000		FHLB	0.320	11/02/16	299,915
500,000		FHLB	0.335	11/03/16	499,846
500,000		FHLB	0.310	11/14/16	499,810
250,000		FHLB	0.260	11/16/16	249,917
1,600,000		FHLB	0.390	11/18/16	1,599,168
300,000		FHLB	0.340	11/21/16	299,855
500,000		FHLB	0.260	11/28/16	499,791
602,000		FHLB	0.340	11/30/16	601,659
250,000		FHLB	0.340-0.420	12/09/16	249,822
250,000		FHLB	0.275	12/19/16	249,849

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 288,000	FHLB	0.330-0.440%	12/20/16	$287,756
200,000	FHLB	0.340-0.380	12/21/16	199,838
300,000	FHLB	0.350	12/23/16	299,758
752,000	FHLB	0.290	12/28/16	751,467
900,000	FHLB	0.265-0.380	01/06/17	899,233
100,000	FHLB	0.500	01/11/17	99,858
450,000	FHLB	0.460	01/18/17	449,373
478,000	FHLB	0.340	01/25/17	477,476
100,000	FHLB	0.550	02/01/17	99,812
600,000	FHLB	0.510	02/10/17	598,878
117,000	FHLB	0.400	02/22/17	116,813
300,000	FHLB	0.580	03/08/17	299,236
2,089,000	Federal Home Loan Mortgage Corp (FHLMC)	0.300-0.340	10/06/16	2,088,910
470,000	FHLMC	0.300	10/20/16	469,926
1,322,000	FHLMC	0.290-0.402	11/04/16	1,321,611
200,000	FHLMC	0.520	11/07/16	199,893
305,000	FHLMC	0.310	11/08/16	304,900
370,000	FHLMC	0.320	11/10/16	369,868
155,000	FHLMC	0.530	11/16/16	154,895
228,000	FHLMC	0.380	11/17/16	227,887
952,000	FHLMC	0.310	11/22/16	951,574
600,000	FHLMC	0.355-0.460	12/22/16	599,467
500,000	FHLMC	0.355	01/04/17	499,532
334,000	FHLMC	0.470	02/21/17	333,376
800,000	FHLMC	0.875	02/22/17	801,095
400,000	Federal National Mortgage Association (FNMA)	0.420	10/05/16	399,981
1,234,000	FNMA	0.175-0.455	10/17/16	1,233,801
200,000	FNMA	0.360	10/18/16	199,966
1,270,000	FNMA	0.280-0.450	10/19/16	1,269,774
300,000	FNMA	0.340	10/26/16	299,929
130,000	FNMA	0.470	10/31/16	129,949
500,000	FNMA	0.260	11/01/16	499,888
500,000	FNMA	0.535	11/04/16	499,748
445,000	FNMA	0.250	11/16/16	444,858
785,000	FNMA	0.320	11/23/16	784,630
1,000,000	FNMA	0.340	12/14/16	999,301
200,000	FNMA	1.250	01/30/17	200,368
500,000	FNMA	0.750	03/14/17	500,547
172,000	Tennessee Valley Authority (TVA)	0.240	10/04/16	171,997

	TOTAL GOVERNMENT AGENCY DEBT			40,274,772

TREASURY DEBT - 20.6%
760,000	United States Treasury Bill	0.245-0.294	10/06/16	759,970
800,000	United States Treasury Bill	0.300-0.395	10/13/16	799,904
1,098,000	United States Treasury Bill	0.216-0.391	10/20/16	1,097,845
1,000,000	United States Treasury Bill	0.295	10/27/16	999,787
57,000	United States Treasury Bill	0.263	11/03/16	56,986
300,000	United States Treasury Bill	0.286	11/10/16	299,905
542,000	United States Treasury Bill	0.286-0.290	11/17/16	541,797
334,000	United States Treasury Bill	0.300-0.436	11/25/16	333,840
1,800,000	United States Treasury Bill	0.320	12/01/16	1,799,024
1,000,000	United States Treasury Bill	0.320	12/08/16	999,396
500,000	United States Treasury Bill	0.285-0.291	12/22/16	499,671
830,000	United States Treasury Bill	0.201-0.269	12/29/16	829,549
380,000	United States Treasury Bill	0.265	01/05/17	379,732
135,000	United States Treasury Bill	0.385	01/19/17	134,841
27,000	United States Treasury Bill	0.436	02/16/17	26,955
425,000	United States Treasury Bill	0.366	03/09/17	424,313
525,000	United States Treasury Note	0.375	10/31/16	524,983
600,000	United States Treasury Note	0.625	11/15/16	600,134
300,000	United States Treasury Note	0.500	11/30/16	300,028
125,000	United States Treasury Note	0.875	11/30/16	125,085
400,000	United States Treasury Note	0.625	12/15/16	400,220
1,195,000	United States Treasury Note	0.500	01/31/17	1,195,362

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 860,000		United States Treasury Note	0.625%	02/15/17	$860,569
557,000		United States Treasury Note	0.500	02/28/17	557,047
675,000		United States Treasury Note	0.750	03/15/17	675,885
600,000		United States Treasury Note	0.500	03/31/17	600,044

		TOTAL TREASURY DEBT			15,822,872

VARIABLE RATE SECURITIES - 19.3%
250,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.521	11/23/16	250,000
300,000	i	FAMC	0.497	01/03/17	300,000
200,000	i	FAMC	0.723	06/07/17	200,000
250,000	i	FAMC	0.586	09/06/17	250,000
300,000	i	FAMC	0.651	09/21/17	300,000
438,000	i	Federal Farm Credit Bank (FFCB)	0.764	12/16/16	438,008
700,000	i	FFCB	0.480	12/30/16	699,872
500,000	i	FFCB	0.505	01/24/17	499,992
500,000	i	FFCB	0.525	03/02/17	500,000
500,000	i	FFCB	0.500	03/09/17	499,912
350,000	i	FFCB	0.500	04/10/17	350,000
250,000	i	FFCB	0.600	05/23/17	250,163
525,000	i	FFCB	0.650	05/30/17	525,422
1,000,000	i	FFCB	0.519	06/15/17	999,914
300,000	i	FFCB	0.530	06/27/17	299,844
300,000	i	FFCB	0.563	08/04/17	299,771
300,000	i	FFCB	0.587	08/15/17	300,000
425,000	i	FFCB	0.575	02/02/18	424,372
250,000	i	FFCB	0.758	02/06/18	249,919
250,000	i	FFCB	0.696	02/23/18	249,948
500,000	i	Federal Home Loan Bank (FHLB)	0.669	02/17/17	499,928
300,000	i	FHLB	0.667	02/23/18	300,058
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.523	01/12/17	499,993
1,750,000	i	FHLMC	0.532	01/13/17	1,750,099
430,000	i	FHLMC	0.537	04/20/17	429,892
500,000	i	FHLMC	0.709	04/26/17	499,836
200,000	i	FHLMC	0.666	07/21/17	199,984
300,000	i	FHLMC	0.707	11/13/17	300,000
1,000,000	i	Federal National Mortgage Association (FNMA)	0.540	01/26/17	1,000,019
500,000	i	FNMA	0.552	07/20/17	499,715
500,000	i	FNMA	0.540	08/16/17	499,956
475,000	i	FNMA	0.533	10/05/17	474,373

		TOTAL VARIABLE RATE SECURITIES			14,840,990

		TOTAL SHORT-TERM INVESTMENTS (Cost $75,298,370)			75,298,370

		TOTAL PORTFOLIO - 97.9% (Cost $75,298,370)			75,298,370
		OTHER ASSETS & LIABILITIES, NET - 2.1%			1,643,688

		NET ASSETS - 100.0%			$76,942,058

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/16, the aggregate value of these securities was $3,359,782 or 4.4% of net assets.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.9%(a)

FIXED INCOME - 49.7%
933,305	TIAA-CREF Life Bond Fund	$24,489,929

	TOTAL FIXED INCOME	24,489,929

INTERNATIONAL EQUITY - 10.1%
265,789	TIAA-CREF Life International Equity Fund	4,986,208

	TOTAL INTERNATIONAL EQUITY	4,986,208

U.S. EQUITY - 40.1%
152,327	TIAA-CREF Life Growth Equity Fund	4,467,746
130,963	TIAA-CREF Life Growth & Income Fund	4,943,853
127,578	TIAA-CREF Life Large-Cap Value Fund	4,426,964
26,890	TIAA-CREF Life Real Estate Securities Fund	970,198
29,955	TIAA-CREF Life Small-Cap Equity Fund	990,313
82,240	TIAA-CREF Life Stock Index Fund	3,945,851

	TOTAL U.S. EQUITY	19,744,925

	TOTAL TIAA-CREF LIFE FUNDS (Cost $47,276,611)	49,221,062

	TOTAL INVESTMENTS - 99.9% (Cost $47,276,611)	49,221,062
	OTHER ASSETS & LIABILITIES, NET - 0.1%	29,238

	NET ASSETS - 100.0%	$49,250,300

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New rule issuances: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Life Fund to a “government money market fund.” The conversion to a government money market fund will be effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of September 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2016, there were no material transfers between levels by the Funds.

As of September 30, 2016, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs.

As of September 30, 2016, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$15,933,182	$349,793	$—	$16,282,975
Information technology	32,042,351	711,656	—	32,754,007
All other equity investments*	28,495,869	—	—	28,495,869
Short-term investments	630,881	—	—	630,881
Total	$77,102,283	$1,061,449	$—	$78,163,732
Growth & Income
Equity investments:
Consumer discretionary	$16,002,290	$1,373,202	$—	$17,375,492
Consumer staples	11,646,178	693,849	—	12,340,027
Financials	13,629,521	534,639	—	14,164,160
Health care	17,400,213	1,516,419	—	18,916,632
Industrials	11,145,865	188,354	—	11,334,219
Information technology	31,956,433	644,361	—	32,600,794
Utilities	2,536,290	264,953	—	2,801,243
All other equity investments*	17,067,017	—	—	17,067,017
Short-term investments	2,610,700	—	—	2,610,700
Purchased options**	17,514	—	—	17,514
Written Options**	(98,569)	(680)	—	(99,249)
Total	$123,913,452	$5,215,097	$—	$129,128,549
Large-Cap Value
Equity investments:
Consumer discretionary	$5,061,270	$399,211	$—	$5,460,481
Financials	14,345,808	84,458	—	14,430,266
Industrials	5,833,992	—	160	5,834,152
Information technology	8,086,139	140,109	—	8,226,248
Materials	2,955,065	5,423	—	2,960,488
All other equity investments*	31,024,700	—	—	31,024,700
Short-term investments	349,438	—	—	349,438
Purchased options**	163,800	—	—	163,800
Written options**	(119,000)	—	—	(119,000)
Total	$67,701,212	$629,201	$160	$68,330,573
Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$403,511	$—	$403,511
All other equity investments*	75,396,535	—	—	75,396,535
Short-term investments	—	1,850,000	—	1,850,000
Total	$75,396,535	$2,253,511	$—	$77,650,046
Small-Cap Equity
Equity investments:
Consumer discretionary	$6,308,495	$20,264	$—	$6,328,759
All other equity investments*	42,827,152	—	—	42,827,152
Short-term investments	1,463,629	—	—	1,463,629
Futures**	3,638	—	—	3,638
Total	$50,602,914	$20,264	$—	$50,623,178

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice Equity
Equity investments:
Health care	$7,153,856	$30,114	$—	$7,183,970
All other equity investments*	43,043,717	—	—	43,043,717
Total	$50,197,573	$30,114	$—	$50,227,687
Stock Index
Equity investments:
Financials	$47,775,516	$—	$1,402	$47,776,918
Health care	47,860,787	24,029	177	47,884,993
Industrials	35,915,686	—	2,320	35,918,006
Telecommunication services	8,339,626	—	1,789	8,341,415
All other equity investments*	205,854,834	—	—	205,854,834
Short-term investments	7,401,127	2,900,000	—	10,301,127
Futures**	17,563	—	—	17,563
Total	$353,165,139	$2,924,029	$5,688	$356,094,856
International Equity
Equity investments:
Asia	$—	$26,950,924	$—	$26,950,924
Europe	—	60,250,636	—	60,250,636
All other equity investments*	781,703	3,714,380	—	4,496,083
Short-term investments	2,108,475	—	—	2,108,475
Total	$2,890,178	$90,915,940	$—	$93,806,118
Bond
Bank loan obligations	$—	$1,719,642	$—	$1,719,642
Corporate bonds	—	87,392,926	—	87,392,926
Government bonds	—	78,459,190	—	78,459,190
Structured assets	—	24,798,868	141,250	24,940,118
Preferred stocks	79,800	—	—	79,800
Short-term investments	—	14,988,930	—	14,988,930
Total	$79,800	$207,359,556	$141,250	$207,580,606

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At September 30, 2016, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	1	$124,830	December 2016	$3,638
Stock Index	S&P 500 E Mini Index	25	2,700,500	December 2016	17,563

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Purchased options outstanding as of September 30, 2016 were as follows:

	Number of contracts	Value
Growth & Income Fund
Advanced Micro Devices, Inc, Call, 10/14/16 at $7	30	$840
Hershey Co, Call, 1/20/17 at $110	6	180
Humana, Inc, Call, 1/20/17 at $200	25	15,250
salesforce.com, Inc, Call, 10/21/16 at $72	5	750
salesforce.com, Inc, Put, 10/14/16 at $67.50	13	494
Total	79	$17,514

Large-Cap Value Fund
S&P 500 Index, Put, 12/16/16 at $2050	70	$163,800
Total	70	$163,800

Written options outstanding as of September 30, 2016 were as follows:

	Number of Contracts	Value
Growth & Income Fund
Acuity Brands, Inc, Call, 10/21/16 at $280	3	$(1,050)
Acuity Brands, Inc, Put, 10/21/16 at $230	3	(375)
Adobe Systems, Inc, Put, 10/21/16 at $100	8	(128)
American Water Works Co, Inc, Put, 12/16/16 at $80	10	(6,250)
AutoZone, Inc, Call, 10/21/16 at $800	1	(269)
Bluebird Bio, Inc, Put, 10/21/16 at $60	8	(1,080)
Bristol-Myers Squibb Co, Put, 12/16/16 at $67.50	16	(22,320)
Casey’s General Stores, Inc, Put, 10/21/16 at $110	6	(126)
Cray, Inc, Put, 11/18/16 at $20	23	(1,794)
CyberArk Software Ltd, Put, 10/21/16 at $50	8	(1,740)
Dollar Tree, Inc, Put, 10/21/16 at $80	8	(1,576)
Dollar Tree, Inc, Put, 1/20/17 at $85	8	(6,320)
Eagle Materials, Inc, Put, 10/21/16 at $72.50	8	(540)
Edwards Lifesciences Corp, Put, 10/21/16 at $115	6	(510)
General Mills, Inc, Put, 10/21/16 at $62.50	20	(1,100)
Hershey Co, Put, 1/20/17 at $90	6	(1,050)
Humana, Inc, Call, 1/20/17 at $220	25	(5,312)
Humana, Inc, Put, 1/20/17 at $140	25	(6,188)
IMAX Corp, Put, 10/21/16 at $30	8	(1,280)
IMAX Corp, Put, 10/21/16 at $31	15	(3,563)
Incyte Corp, Put, 10/21/16 at $77.50	2	(120)
Intercontinental Exchange, Inc, Put, 12/16/16 at $240	3	(720)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Kansas City Southern, Put, 10/7/16 at $89.50	8	$(200)
Ligand Pharmaceuticals, Inc, Put, 10/21/16 at $95	2	(230)
Ligand Pharmaceuticals, Inc, Put, 10/21/16 at $100	4	(1,000)
Mead Johnson Nutrition Co, Put, 10/21/16 at $77.50	8	(892)
Mohawk Industries, Inc, Put, 10/21/16 at $190	4	(348)
Molson Coors Brewing Co, Put, 10/7/16 at $95	8	(40)
Monsanto Co, Put, 10/21/16 at $95	12	(312)
Monsanto Co, Put, 12/16/16 at $100	6	(1,200)
NetFlix, Inc, Put, 10/21/16 at $85	8	(704)
NextEra Energy, Inc, Put, 10/21/16 at $120	8	(1,040)
Oclaro, Inc, Put, 10/21/16 at $7.50	20	(300)
PepsiCo, Inc, Put, 10/7/16 at $102	8	(28)
Rice Energy, Inc, Put, 10/21/16 at $23	15	(285)
RPC, Inc, Put, 10/21/16 at $14	19	(380)
salesforce.com, Inc, Put, 10/21/16 at $72.50	13	(2,951)
Signet Jewelers Ltd, Put, 10/21/16 at $85	4	(4,240)
Signet Jewelers Ltd, Put, 1/20/17 at $85	4	(5,640)
Splunk, Inc, Put, 10/14/16 at $59.50	6	(1,200)
Ulta Salon Cosmetics & Fragrance, Inc, Put, 10/7/16 at $232.50	5	(320)
United States Steel Corp, Put, 11/18/16 at $21	31	(9,238)
Universal Display Corp, Put, 10/21/16 at $55	8	(1,360)
Universal Display Corp, Put, 11/18/16 at $50	12	(2,040)
Universal Health Services, Inc, Put, 10/21/16 at $120	6	(630)
Wells Fargo & Co, Put, 10/21/16 at $42.50	13	(481)
Williams Cos, Inc, Put, 10/21/16 at $29	19	(779)
Total	471	$(99,249)

Large-Cap Value Fund
S&P 500 Index, Put, 12/16/16 at $2000	70	$(119,000)
Total	70	$(119,000)

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets.

At September 30, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional amount	Termination date	Fixed payments paid by fund per annum	Total return received by or paid by fund	Unrealized appreciation (depreciation)
Goldman Sachs	$530,172	11/3/2016	0.01%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 4—affiliates

Investments in other investment companies advised by Teachers Advisors, Inc. are deemed to be affiliated investments. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at September 30, 2016
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,933,592	$965,733	$536,731	$(10,885)	$—	$4,467,746
TIAA-CREF Life Growth & Income	4,223,974	875,352	445,871	(43,259)	—	4,943,853
TIAA-CREF Life Large-Cap Value	3,671,834	722,150	426,856	(72,411)	—	4,426,964
TIAA-CREF Life Real Estate Securities	852,526	287,260	248,196	(8,516)	—	970,198
TIAA-CREF Life Small Cap Equity	841,169	206,538	148,323	(26,565)	—	990,313
TIAA-CREF Life Stock Index	3,379,474	568,623	304,628	(11,410)	—	3,945,851
TIAA-CREF Life International Equity	4,234,141	1,145,688	657,512	(78,471)	—	4,986,208
TIAA-CREF Life Bond	21,412,095	4,225,856	2,632,070	(79,090)	—	24,489,929
	$42,548,805	$8,997,200	$5,400,187	$(330,607)	$—	$49,221,062

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of September 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At September 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$57,735,530	$20,800,197	$(371,995)	$20,428,202
Growth & Income	99,640,648	30,674,562	(1,087,412)	29,587,150
Large-Cap Value	57,342,143	12,651,022	(1,543,592)	11,107,430
Real Estate Securities	56,655,481	21,187,844	(193,279)	20,994,565
Small-Cap Equity	43,682,918	8,669,047	(1,732,425)	6,936,622
Social Choice Equity	32,635,774	18,568,259	(976,346)	17,591,913
Stock Index	205,797,490	157,966,637	(7,686,834)	150,279,803
International Equity	88,748,868	11,579,404	(6,522,154)	5,057,250
Bond	203,388,550	5,320,290	(1,128,234)	4,192,056
Balanced	47,276,611	1,944,451	—	1,944,451

Note 6—subsequent events

On October 14, 2016, the money market fund was converted to a “government money market fund” and now invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. As a result, the yield on the Fund may be lower than the yield of funds that invest in longer-term or lower quality securities.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 14, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: November 14, 2016	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer